UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: August 1, 2007 — January 31, 2008

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam RetirementReady® Funds

1|31|08

Semiannual Report

PUTNAM INVESTMENTS

PUTNAM RETIREMENT READY FUNDS
invest in a mix of Putnam funds to help
weather changing market environments.

What makes Putnam different?

In 1830, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management.

THE PRUDENT MAN RULE

All that can be required of a trustee to invest is that he shall conduct himself faithfully and exercise a sound discretion. He is to observe how men of prudence, discretion, and intelligence manage their own affairs, not in regard to speculation, but in regard to the permanent disposition of their funds, considering the probable income, as well as the probable safety of the capital to be invested.

A time-honored tradition in money management

Since 1937, our values have been rooted in a profound sense of responsibility for the money entrusted to us.

A prudent approach to investing

We use a research-driven team approach to seek consistent, dependable, superior investment results over time, although there is no guarantee a fund will meet its objectives.

Funds for every investment goal

We offer a broad range of mutual funds and other financial products so investors and their financial representatives can build diversified portfolios.

A commitment to doing what’s right for investors

With a focus on investment performance, below-average expenses, and in-depth information about our funds, we put the interests of investors first and seek to set the standard for integrity and service.

Industry-leading service

We help investors, along with their financial representatives, make informed investment decisions with confidence.

Putnam
RetirementReady®
Funds

1|31|08

Semiannual Report

Message from the Trustees	2
About the fund	4
Performance snapshot	6
Interview with your fund’s Portfolio Leader	7
Underlying investments	10
Performance	15
Expenses	25
Your fund’s management	29
Terms and definitions	31
Trustee approval of management contract	33
Other information for shareholders	40
Financial statements	41
Brokerage commissions	123

Message from the Trustees

Dear Fellow Shareholder:

In early 2008, financial markets face clear challenges. What began as a rise in defaults for a limited segment of the U.S. mortgage market has spread across the global financial sector and produced a significant tightening of credit conditions. Forecasts for global growth have been reduced as a result, and markets have reacted by sending stock prices lower. In the United States, the economy weakened sharply in late 2007, raising the chance of a recession this year. Fortunately, policymakers have taken action to stimulate growth: The Federal Reserve Board cut interest rates, and federal lawmakers, working with the president, approved a $168 billion fiscal stimulus plan.

As investors, it is natural to feel discouraged by disappointing short-term results. During these challenging times, it is important to remember the value of a long-term perspective and the counsel of your financial representative. The normal condition of the economy and corporate earnings is one of growth, albeit with occasional interruptions. As in the past, after a period of weakness the economy is likely to regain its momentum and produce the growth and corporate earnings that investors expect.

Starting this month, we have changed the portfolio manager’s commentary in this report to a question-and-answer format. We feel that this makes the information more readable and accessible, and we hope you think so as well.

Lastly, we note that Putnam Investments celebrated its 70th anniversary in November. From modest beginnings in Boston, Massachusetts, the company has grown into a global asset manager that serves millions of investors worldwide. Although the mutual fund industry has undergone many changes since George Putnam introduced his innovative balanced fund in 1937, Putnam’s guiding principles have not. As we celebrate this 70-year milestone, we look forward to Putnam continuing its long tradition of prudent money management. Thank you for your support of the Putnam funds.

Putnam RetirementReady Funds: Offering one-step
diversification that adjusts automatically over time

Unpredictable markets and the demands of a busy life can make it a challenge to monitor your retirement investments. Using a mix of investments can help you reduce risk and increase your exposure to opportunities in different markets — but it adds to the challenge of keeping your portfolio on track. Putnam RetirementReady Funds provide a one-step approach to investment diversification that gradually shifts toward a more conservative strategy to keep your risk exposure appropriate to your investment time horizon.

Each RetirementReady Fund invests in a combination of Putnam mutual funds to provide you with exposure to a variety of asset classes and investment styles. The RetirementReady Funds also have different target dates, indicating when investors expect to retire or otherwise begin withdrawing assets. The funds focus more heavily on aggressive, higher-risk investments when their target dates are far off, and emphasize more conservative, lower-risk investments when their target dates are near. Each fund’s asset allocation generally changes annually to become more conservative over time. The Putnam RetirementReady Maturity Fund, which has a constant allocation focused primarily on bonds and money market instruments, is designed for investors who are already retired or who expect to use the invested assets in the near future.

While diversification can help protect your returns from excessive volatility, it cannot protect against market losses. However, by choosing a RetirementReady Fund based on the year you plan to start withdrawing assets —typically in retirement — you can get the advantages of diversification and pursue maximum returns while seeking to maintain a level of risk you are comfortable with — all in one convenient investment.

The underlying Putnam funds can invest in international investments, which involve risks such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The underlying Putnam funds can invest some or all of their assets in small and/or midsize companies and such investments increase the risk of fluctuations in the value of your investment. The underlying Putnam funds can also have a significant portion of their holdings in bonds. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Lower-rated bonds may offer higher yields in return for more risk. Unlike bonds, bond funds have ongoing fees and expenses. These risks apply to any underlying Putnam fund with a significant portion of its assets invested in bonds. Please see the prospectus for additional information about investment strategies and related risks of the underlying funds.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although Putnam Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance snapshot

Putnam RetirementReady
Funds

Average annual total return (%) comparison as of 1/31/08

Fund returns for class A shares before sales charges
Putnam RetirementReady Funds

	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund

Life of fund*	7.87%	8.00%	7.87%	7.56%	7.33%

3 years	—	6.54	6.44	6.20	6.06

1 year	–8.06	–7.75	–7.38	–6.81	–6.13

6 months†	–9.04	–8.73	–8.39	–7.84	–7.21

	2025 Fund	2020 Fund	2015 Fund	2010 Fund	Maturity Fund

Life of fund*	7.13%	6.34%	5.67%	4.41%	3.72%

3 years	5.96	5.32	4.89	3.94	3.44

1 year	–5.27	–4.34	–2.18	–0.45	0.03

6 months†	–6.39	–5.25	–3.12	–1.65	–1.16

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See pages 15–24 for additional performance information. For a portion of the periods, this fund may have limited expenses, without which returns would have been lower. A 1% short–term trading fee may apply. To obtain the most recent month-end performance, visit www.putnam.com.

* With the exception of the Putnam RetirementReady 2050 Fund (inception: 5/2/05), the inception date of all share classes of the RetirementReady Funds is 11/1/04.

† Returns for the six-month period are not annualized, but cumulative.

The period in review

How would you characterize the overall market backdrop during the period, Jeff?

It was a challenging six months. At the beginning of the period, the Federal Reserve Board (the Fed) was expressing considerable concern about the potential for rising inflation. The Fed also believed at that time that the fallout from the subprime mortgage crisis would be contained. As it turned out, by the end of the period, it was clear that the impact of the subprime crisis was much greater than the central bank had anticipated. In addition, the Fed had shifted its focus from concerns about inflation to taking aggressive steps to try to stave off a U.S. recession. The most dramatic of these steps was the Fed’s decision to reduce the federal funds target rate from 4.25% to 3.00% during January. This level of Fed rate reductions within a month’s time is highly unusual and suggests that the central bank had essentially gone into crisis management mode.

Broad market index and fund performance

This chart shows the performance of broad market indexes for the six months ended 1/31/08. See the previous page and pages 15–24 for fund performance information. Index descriptions can be found on page 32.

Clearly it was a difficult environment for equity markets.

No question about it. Broad U.S. and international indexes registered negative returns. On a relative basis, large-cap stocks held up better than small- and mid-cap stocks, and growth stocks outperformed value stocks, but still posted negative results overall. In terms of general themes, investors avoided sectors that were directly affected by the credit crisis, namely banks, brokers, and homebuilders. And these were the sectors that fared the worst. Another tendency was investors’ preference for liquid and/or stable investments, which is why large-cap and growth stocks performed better than small-cap and value stocks. Even emerging-markets equities benefited from this theme earlier in the period, before falling victim to the general flight from riskier assets that developed as the period unfolded.

How did the fixed-income market perform?

Bonds with the lowest levels of credit risk generated the highest returns as investors sought refuge from credit-market turmoil and deteriorating economic conditions. Reflecting this demand for the highest-quality fixed-income instruments, U.S. Treasuries and other government securities performed best, while securities with greater credit risk, such as high-yield bonds, performed poorly. Not surprisingly, bonds backed by subprime mortgages had the worst returns. The themes in the fixed-income markets were actually quite similar to the themes we observed in the equity markets: avoid the riskiest sectors and favor liquid and relatively safe investments.

What’s your outlook, Jeff?

We believe the key issue for U.S. equity markets in 2008 is the threat of recession, which would cause the overall market to struggle. The Fed, the Bush administration, and Congress have been aggressive in their responses to both the credit crisis and a slowing economy. Whether these efforts are enough to prevent a recession remains to be seen. If they are not successful, the economic stimulus from lower interest rates and the spending program approved by Congress may help to shorten the duration and limit the depth of any recession. Time will tell.

We continue to favor large-cap and growth-oriented companies. At this stage of the economic cycle, which is characterized by slower earnings growth, larger and more diversified companies typically outperform. Also, stocks that benefit from a weaker dollar, such as multinationals and exporters, may enjoy a tailwind.

With respect to non-U.S. equity markets, economic data from around the world continue to depict a global economy decreasingly reliant on U.S. growth. As a result, we expect global economic growth to continue, led by emerging economies such as China and India. Conversely, we believe continental European markets will struggle. Rich stock valuations, intensifying difficulty in the financials sector, and the strong euro could make it difficult for European companies to expand profits at a rate competitive with the rest of the world.

As for U.S. bond markets, recessionary fears and the continuing unwinding of the credit crisis likely will keep investors in a risk-averse posture. As such, Treasuries and other U.S. government securities — especially those with shorter maturities — may continue to outperform other market sectors. However, Treasuries seem overpriced to us, given the prolonged flight to quality amid the subprime debacle, so their upside potential from current levels appears to be limited.

Lastly, I would like to remind investors who are saving for retirement to keep a long-term perspective. It is important to recognize that recessions and bear markets will occur from time to time, and the best defense against periods of market uncertainty is to continue to build your nest egg with a broadly diversified portfolio. Moreover, history has shown us that the recoveries from recessions and bear markets are often just as dramatic as the events that preceded them.

Thanks for talking with us today, Jeff.

I N V E S T M E N T  I N S I G H T

An economic recession, according to the National Bureau of Economic Research (NBER), is a significant decline in economic activity spread across the economy and lasting more than a few months. The symptoms of this decline are normally visible in data that track income, employment, industrial production, and sales. Compared with expansions, most recessions are brief. Since 1960, there have been seven recessions, which lasted, on average, 11 months versus 64 months for the average expansion. Recessions, which are also defined as two consecutive quarters of contracting GDP, have become increasingly rare in recent decades, as the Fed has become more adept at avoiding them and as technology has enabled businesses to adjust more rapidly to changing market conditions.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.

Composition of the funds’

Underlying investments

Each Putnam RetirementReady Fund invests, to varying degrees, in a variety of Putnam mutual funds. Beginning in September 2007, the assets of the funds are allocated among 15 Putnam funds. This section describes the goals and strategies of the underlying Putnam funds.

Putnam Voyager Fund

The fund seeks capital appreciation by investing primarily in growth stocks of midsize and large U.S. companies. Growth stocks are issued by companies that Putnam believes are fast-growing and whose earnings Putnam believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in midsize and large companies, although it can invest in companies of any size.

The Putnam Fund for Growth and Income

The fund seeks capital growth and current income by investing primarily in common stocks of large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are stocks that Putnam believes are currently undervalued by the market. The fund’s management team looks for companies undergoing positive change. If the team is correct and other investors recognize the value of the company, the price of the stock may rise.

Putnam Equity Income Fund

The fund seeks current income and capital growth by investing mainly in the stocks of large U.S. companies. The fund normally invests at least 80% of assets in stocks and other equity investments with income potential. Value stocks are stocks that Putnam believes are undervalued by the market or the stocks of companies undergoing positive change. If the team is correct and other investors recognize the value of the company, its stock price may rise.

Putnam Investors Fund

The fund seeks favorable investment potential by investing mainly in common stocks of large U.S. companies. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which fund management places on the company. The fund may also consider other factors that Putnam believes will cause the stock price to rise.

Putnam Vista Fund

The fund focuses on growth stocks by investing mainly in stocks of midsize

U.S. companies. Growth stocks are issued by companies that Putnam believes are fast-growing and whose earnings are likely to increase over time. Growth in earnings may lead to an increase in the stock price.

Putnam Mid Cap Value Fund

The fund seeks capital appreciation with current income as a secondary objective by investing mainly in common stocks of midsize U.S. companies. Often overlooked by Wall Street analysts, midsize companies can represent attractive opportunities to firms with strong research capabilities. The fund’s management team further focuses on stocks they believe to be undervalued by the market but undergoing positive change.

Putnam Capital Opportunities Fund

The fund seeks long-term growth of capital by investing primarily in common stocks of small and midsize U.S. companies that Putnam believes have favorable investment potential. For example, the fund may purchase stocks of companies whose stock price is lower than the value Putnam places on the company. The fund may also consider other factors that Putnam believes will cause the stock price to rise.

Putnam International Equity Fund

The fund seeks capital appreciation by investing primarily in common stocks of companies outside the United States that Putnam believes have favorable investment potential. For example, the fund may purchase stocks of companies whose stock price is lower than the value Putnam places on the company. The fund may also consider other factors that Putnam believes will cause the stock price to rise. The fund invests mainly in midsize and large companies, although it can invest in companies of any size. Although the fund emphasizes investments in developed countries, it may also invest in companies located in emerging markets.

Putnam International New Opportunities Fund

The fund seeks long-term capital appreciation by investing in common stocks of rapidly growing companies outside of the United States. The fund focuses on financially strong companies with above-average earnings growth, including large companies that dominate their industries and midsize companies that are emerging leaders with strong future potential.

Putnam International Growth and Income Fund

The fund seeks capital growth with current income as a secondary objective by investing in established and growing companies outside of the United States. The fund’s management team focuses on financially strong companies that appear to be priced attractively and are positioned to experience changes that could improve their stock price performance.

Putnam Income Fund

The fund seeks high current income consistent with what Putnam believes to be prudent risk. The fund invests mainly in bonds that are obligations of companies and governments worldwide denominated in U.S. dollars, are either investment grade or below investment grade (sometimes referred to as “junk bonds”), and have intermediate- to long-term maturities (three years or more).

Putnam Diversified Income Trust

The fund seeks high current income consistent with preservation of capital by investing in bonds that are the securitized debt instruments and other obligations of companies and governments worldwide, are either investment grade or below investment grade, and have intermediate-to long-term maturities (three years or longer).

Putnam High Yield Advantage Fund

The fund seeks high current income and capital growth as a secondary objective by investing in a diversified portfolio of high-yield bonds that are the obligations of U.S. companies, are below investment grade in quality, and have intermediate- to long-term maturities (three years or longer).

Putnam Income Strategies Fund

The fund seeks current income consistent with what Putnam management considers to be prudent risk, with capital appreciation as a secondary objective, by investing mainly in a combination of stocks and bonds in U.S. and non-U.S. companies that are either investment grade or below investment grade. The fund also buys mortgage-backed securities and equities of companies of mainly large companies that have the potential for current income and capital growth.

Putnam Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests mainly in instruments that are high quality and have short-term maturity.

The underlying Putnam funds can invest in international investments, which involve risks such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The underlying Putnam funds can invest some or all of their assets in small and/or midsize companies and such investments increase the risk of fluctuations in the value of your investment. The underlying Putnam funds can also have a significant portion of their holdings in bonds. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Lower-rated bonds may offer higher yields in return for more risk. Unlike bonds, bond funds have ongoing fees and expenses. These risks apply to any underlying Putnam fund with a significant portion of its assets invested in bonds. Please see the prospectus for additional information about investment strategies and related risks of the underlying funds.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Allocations by fund as of 1/31/08

Percentages are based on market value. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

	Putnam	Putnam Fund	Putnam	Putnam	Putnam
	Voyager	for Growth	Equity	Investors	Vista
RetirementReady Fund	Fund	and Income	Income Fund	Fund	Fund

2050 Fund	15.3%	8.0%	8.0%	15.3%	3.6%

2045 Fund	15.0%	7.9%	7.9%	15.1%	3.4%

2040 Fund	14.6%	7.6%	7.6%	14.6%	3.3%

2035 Fund	14.0%	7.2%	7.3%	14.1%	3.1%

2030 Fund	13.1%	6.9%	6.9%	13.1%	2.9%

2025 Fund	12.6%	6.5%	6.5%	12.6%	2.6%

2020 Fund	11.4%	5.8%	5.9%	11.4%	2.4%

2015 Fund	8.1%	4.5%	4.2%	8.2%	1.2%

2010 Fund	5.1%	1.9%	3.0%	5.1%	0.0%

Maturity Fund	3.3%	0.0%	6.8%	3.3%	0.0%

		Putnam		Putnam	Putnam
	Putnam	Capital	Putnam	International New	International
	Mid Cap	Opportunities	International	Opportunities	Growth and
RetirementReady Fund	Value Fund	Fund	Equity Fund	Fund	Income Fund

2050 Fund	3.9%	11.7%	9.7%	9.6%	9.6%

2045 Fund	3.7%	11.3%	9.8%	9.6%	9.5%

2040 Fund	3.5%	10.5%	8.9%	8.9%	8.8%

2035 Fund	3.4%	9.9%	8.1%	8.2%	8.2%

2030 Fund	3.1%	8.7%	8.0%	7.6%	7.6%

2025 Fund	2.8%	8.1%	6.5%	6.5%	6.5%

2020 Fund	2.6%	7.6%	3.9%	4.3%	4.3%

2015 Fund	1.3%	6.6%	2.8%	1.4%	1.4%

2010 Fund	0.0%	5.0%	2.0%	0.0%	0.0%

Maturity Fund	0.0%	3.1%	0.0%	0.0%	0.0%

Allocations by fund as of 1/31/08 (Continued)

Percentages are based on market value. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

			Putnam
	Putnam	Putnam	High Yield	Putnam Income	Putnam
	Income	Diversified	Advantage	Strategies	Money Market
RetirementReady Fund	Fund	Income Trust	Fund	Fund	Fund

2050 Fund	2.1%	0.0%	2.1%	0.0%	1.0%

2045 Fund	2.5%	0.9%	2.1%	0.0%	1.5%

2040 Fund	3.7%	3.0%	2.4%	0.0%	2.6%

2035 Fund	5.0%	4.7%	3.5%	0.0%	3.1%

2030 Fund	6.6%	6.8%	4.7%	0.0%	4.0%

2025 Fund	9.1%	8.7%	5.1%	0.0%	5.8%

2020 Fund	11.9%	11.4%	5.2%	3.5%	8.4%

2015 Fund	12.9%	16.2%	5.1%	14.0%	12.2%

2010 Fund	10.8%	20.6%	5.0%	24.2%	17.4%

Maturity Fund	4.9%	17.7%	5.0%	35.5%	20.3%

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2008, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section of www.putnam.com or call Putnam at 1-800-225-1581. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance

Total return for periods ended 1/31/08

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV
2050 Fund*

Life of fund	23.20%	16.11%	20.67%	17.67%	20.68%	20.68%	21.43%	17.19%	22.30%	24.02%
Annual average	7.87	5.57	7.06	6.08	7.06	7.06	7.30	5.93	7.58	8.13

1 year	–8.06	–13.35	–8.76	–12.77	–8.78	–9.57	–8.55	–11.75	–8.30	–7.85

6 months	–9.04	–14.27	–9.39	–13.36	–9.39	–10.18	–9.28	–12.45	–9.15	–8.93

2045 Fund†

Life of fund	28.48	21.07	25.36	22.85	25.35	25.35	26.41	21.97	27.49	29.49
Annual average	8.00	6.05	7.19	6.53	7.19	7.19	7.46	6.29	7.75	8.26

3 years	20.92	13.95	18.22	15.83	18.21	18.21	19.11	14.94	20.05	21.80
Annual average	6.54	4.45	5.74	5.02	5.73	5.73	6.00	4.75	6.28	6.79

1 year	–7.75	–13.05	–8.44	–11.87	–8.45	–9.13	–8.21	–11.42	–7.98	–7.54

6 months	–8.73	–13.97	–9.07	–12.47	–9.08	–9.76	–8.96	–12.14	–8.85	–8.63

2040 Fund†

Life of fund	27.98	20.63	24.90	22.33	24.94	24.94	25.92	21.52	27.00	29.02
Annual average	7.87	5.93	7.07	6.39	7.08	7.08	7.34	6.17	7.62	8.14

3 years	20.58	13.65	17.90	15.45	17.94	17.94	18.80	14.64	19.73	21.49
Annual average	6.44	4.36	5.64	4.91	5.65	5.65	5.91	4.66	6.19	6.70

1 year	–7.38	–12.71	–8.07	–11.63	–8.07	–8.78	–7.84	–11.07	–7.62	–7.15

6 months	–8.39	–13.66	–8.73	–12.26	–8.74	–9.44	–8.62	–11.82	–8.51	–8.28

Fund performance (Continued)

Total return for periods ended 1/31/08

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV
2035 Fund

Life of fund	26.77%	19.48%	23.73%	21.21%	23.79%	23.79%	24.75%	20.38%	25.61%	27.80%
Annual average	7.56	5.62	6.76	6.09	6.78	6.78	7.03	5.86	7.26	7.83

3 years	19.79	12.91	17.13	14.73	17.18	17.18	18.02	13.89	18.78	20.68
Annual average	6.20	4.13	5.41	4.69	5.43	5.43	5.68	4.43	5.90	6.47

1 year	–6.81	–12.16	–7.50	–11.07	–7.51	–8.23	–7.27	–10.52	–7.05	–6.58

6 months	–7.84	–13.14	–8.20	–11.75	–8.21	–8.91	–8.08	–11.29	–7.97	–7.76

2030 Fund

Life of fund	25.91	18.67	22.86	20.33	22.86	22.86	23.87	19.53	24.86	26.90
Annual average	7.33	5.40	6.53	5.85	6.53	6.53	6.80	5.63	7.06	7.59

3 years	19.31	12.45	16.66	14.25	16.65	16.65	17.55	13.42	18.40	20.21
Annual average	6.06	3.99	5.27	4.54	5.27	5.27	5.54	4.29	5.79	6.33

1 year	–6.13	–11.52	–6.85	–10.46	–6.85	–7.57	–6.61	–9.88	–6.38	–5.91

6 months	–7.21	–12.54	–7.57	–11.15	–7.58	–8.30	–7.46	–10.70	–7.35	–7.11

2025 Fund

Life of fund	25.15	17.96	22.16	19.66	22.15	22.15	23.17	18.86	24.17	26.19
Annual average	7.13	5.20	6.34	5.67	6.34	6.34	6.61	5.45	6.88	7.41

3 years	18.98	12.13	16.35	13.96	16.34	16.34	17.23	13.14	18.11	19.89
Annual average	5.96	3.89	5.18	4.45	5.17	5.17	5.44	4.20	5.71	6.23

1 year	–5.27	–10.72	–5.97	–9.62	–5.96	–6.69	–5.72	–9.03	–5.49	–5.02

6 months	–6.39	–11.77	–6.73	–10.35	–6.74	–7.46	–6.62	–9.88	–6.50	–6.27

2020 Fund

Life of fund	22.14	15.12	19.18	16.58	19.20	19.20	20.17	15.95	21.25	23.13
Annual average	6.34	4.42	5.54	4.83	5.54	5.54	5.81	4.65	6.10	6.60

3 years	16.84	10.13	14.25	11.74	14.25	14.25	15.11	11.08	16.09	17.74
Annual average	5.32	3.27	4.54	3.77	4.54	4.54	4.80	3.56	5.10	5.59

1 year	–4.34	–9.84	–5.05	–8.93	–5.04	–5.82	–4.81	–8.14	–4.56	–4.09

6 months	–5.25	–10.70	–5.63	–9.48	–5.60	–6.37	–5.51	–8.81	–5.36	–5.12

2015 Fund

Life of fund	19.65	12.77	16.78	14.11	16.79	16.79	17.74	13.61	18.79	20.62
Annual average	5.67	3.76	4.88	4.14	4.88	4.88	5.14	4.00	5.43	5.93

3 years	15.40	8.77	12.82	10.23	12.82	12.82	13.67	9.69	14.61	16.25
Annual average	4.89	2.84	4.10	3.30	4.10	4.10	4.36	3.13	4.65	5.15

1 year	–2.18	–7.81	–2.92	–7.12	–2.92	–3.76	–2.68	–6.09	–2.43	–1.95

6 months	–3.12	–8.69	–3.50	–7.67	–3.49	–4.32	–3.38	–6.75	–3.26	–3.00

Fund performance (Continued)

Total return for periods ended 1/31/08

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV
2010 Fund

Life of fund	15.07%	8.46%	12.32%	9.56%	12.31%	12.31%	13.23%	9.28%	14.22%	16.02%
Annual average	4.41	2.53	3.63	2.84	3.63	3.63	3.89	2.76	4.17	4.67

3 years	12.28	5.83	9.80	7.09	9.81	9.81	10.64	6.78	11.53	13.14
Annual average	3.94	1.91	3.17	2.31	3.17	3.17	3.43	2.21	3.70	4.20

1 year	–0.45	–6.17	–1.18	–5.67	–1.19	–2.09	–0.95	–4.42	–0.69	–0.20

6 months	–1.65	–7.31	–2.02	–6.47	–2.02	–2.91	–1.91	–5.34	–1.77	–1.52

Maturity Fund

Life of fund	12.61	6.12	9.88	7.05	9.97	9.97	10.81	6.92	11.73	13.50
Annual average	3.72	1.84	2.94	2.11	2.96	2.96	3.20	2.08	3.47	3.97

3 years	10.68	4.33	8.23	5.44	8.31	8.31	9.07	5.23	9.89	11.50
Annual average	3.44	1.42	2.67	1.78	2.70	2.70	2.94	1.71	3.19	3.70

1 year	0.03	–5.72	–0.73	–5.32	–0.72	–1.64	–0.48	–3.96	–0.21	0.26

6 months	–1.16	–6.86	–1.54	–6.16	–1.51	–2.43	–1.41	–4.87	–1.28	–1.04

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After sales charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.75% and 3.50% load, respectively, as of 1/2/08. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year, which is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

For a portion of the periods, these funds limited expenses, without which returns would have been lower.

A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

* The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes.

† Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

Comparative index returns

For periods ended 1/31/08

	S&P 500	Lehman Aggregate
	Index	Bond Index

Life of fund*	29.61%	16.37%
Annual average	8.29	4.77

3 years	23.48	15.51
Annual average	7.28	4.92

1 year	–2.31	8.81

6 months	–4.32	6.82

Index results should be compared to fund performance at net asset value.

* Life-of-fund period begins at 11/1/04, the inception date of all the Putnam RetirementReady Funds with the exception of the 2050 Fund (inception: 5/2/05).

Fund price and distribution information

For the six-month period ended 1/31/08

2050 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$1.000		$0.549	$0.842	$0.816		$0.972	$1.160

Capital gains

Long-term	1.975		1.975	1.975	1.975		1.975	1.975

Short-term	5.152		5.152	5.152	5.152		5.152	5.152

Total	$8.127		$7.676	$7.969	$7.943		$8.099	$8.287

Share value:	NAV	POP*	NAV	NAV	NAV	POP*	NAV	NAV

7/31/07	$63.60	$67.48	$63.12	$63.43	$63.41	$65.71	$63.42	$63.84

1/31/08	50.42	53.50	50.18	50.19	50.27	52.09	50.21	50.56

2045 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$ 2.733		$ 2.326	$ 2.343	$ 0.987		$ 2.720	$ 2.967

Capital gains

Long-term	12.656		12.656	12.656	12.656		12.656	12.656

Short-term	4.159		4.159	4.159	4.159		4.159	4.159

Total	$19.548		$19.141	$19.158	$17.802		$19.535	$19.782

Share value:	NAV	POP*	NAV	NAV	NAV	POP*	NAV	NAV

7/31/07	$79.24	$84.07	$76.34	$76.85	$77.20	$80.00	$80.59	$87.06

1/31/08	54.42	57.74	51.90	52.34	53.99	55.95	55.57	61.43

Fund price and distribution information (Continued)

For the six-month period ended 1/31/08

2040 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$ 2.755		$ 2.209	$ 2.540	$ 2.252		$ 2.775	$ 2.971

Capital gains

Long-term	12.276		12.276	12.276	12.276		12.276	12.276

Short-term	2.531		2.531	2.531	2.531		2.531	2.531

Total	$17.562		$17.016	$17.347	$17.059		$17.582	$17.778

Share value:	NAV	POP*	NAV	NAV	NAV	POP*	NAV	NAV

7/31/07	$78.37	$83.15	$75.43	$75.69	$75.81	$78.56	$79.90	$85.80

1/31/08	55.65	59.05	53.21	53.14	53.60	55.54	56.94	62.35

2035 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$ 2.770		$ 2.334	$ 2.409	$ 2.443		$ 2.744	$ 2.976

Capital gains

Long-term	12.100		12.100	12.100	12.100		12.100	12.100

Short-term	1.970		1.970	1.970	1.970		1.970	1.970

Total	$16.840		$16.404	$16.479	$16.513		$16.814	$17.046

Share value:	NAV	POP*	NAV	NAV	NAV	POP*	NAV	NAV

7/31/07	$75.48	$80.08	$72.25	$72.42	$72.84	$75.48	$74.06	$82.84

1/31/08	54.00	57.29	51.18	51.27	51.71	53.59	52.63	60.67

2030 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$ 2.803		$ 2.313	$ 2.417	$ 2.476		$ 2.813	$ 3.009

Capital gains

Long-term	12.347		12.347	12.347	12.347		12.347	12.347

Short-term	1.448		1.448	1.448	1.448		1.448	1.448

Total	$16.598		$16.108	$16.212	$16.271		$16.608	$16.804

Share value:	NAV	POP*	NAV	NAV	NAV	POP*	NAV	NAV

7/31/07	$74.13	$78.65	$71.81	$72.17	$71.92	$74.53	$72.08	$80.65

1/31/08	53.36	56.62	51.42	51.65	51.45	53.32	51.36	59.30

Fund price and distribution information (Continued)

For the six-month period ended 1/31/08

2025 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$ 2.888		$ 2.416	$ 2.457	$ 2.536		$ 2.872	$ 3.106

Capital gains

Long-term	12.766		12.766	12.766	12.766		12.766	12.766

Short-term	1.344		1.344	1.344	1.344		1.344	1.344

Total	$16.998		$16.526	$16.567	$16.646		$16.982	$17.216

Share value:	NAV	POP*	NAV	NAV	NAV	POP*	NAV	NAV

7/31/07	$77.02	$81.72	$73.72	$73.99	$74.22	$76.91	$74.22	$77.39

1/31/08	56.20	59.63	53.31	53.52	53.75	55.70	53.52	56.43

2020 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$ 2.670		$ 2.245	$ 2.294	$ 2.426		$ 2.631	$ 2.868

Capital gains

Long-term	9.308		9.308	9.308	9.308		9.308	9.308

Short-term	0.806		0.806	0.806	0.806		0.806	0.806

Total	$12.784		$12.359	$12.408	$12.540		$12.745	$12.982

Share value:	NAV	POP*	NAV	NAV	NAV	POP*	NAV	NAV

7/31/07	$69.20	$73.42	$67.43	$67.77	$67.79	$70.25	$67.88	$74.57

1/31/08	53.50	56.76	51.98	52.27	52.23	54.12	52.21	58.49

2015 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$2.780		$2.283	$2.211	$2.492		$2.758	$2.969

Capital gains

Long-term	6.318		6.318	6.318	6.318		6.318	6.318

Short-term	0.430		0.430	0.430	0.430		0.430	0.430

Total	$9.528		$9.031	$8.959	$9.240		$9.506	$9.717

Share value:	NAV	POP*	NAV	NAV	NAV	POP*	NAV	NAV

7/31/07	$67.89	$72.03	$66.22	$66.35	$66.75	$69.17	$66.79	$68.18

1/31/08	56.60	60.05	55.22	55.42	55.61	57.63	55.47	56.78

Fund price and distribution information (Continued)

For the six-month period ended 1/31/08

2010 Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$2.710		$2.307	$2.360	$2.371		$2.623	$2.870

Capital gains

Long-term	2.704		2.704	2.704	2.704		2.704	2.704

Short-term	0.222		0.222	0.222	0.222		0.222	0.222

Total	$5.636		$5.233	$5.286	$5.297		$5.549	$5.796

Share value:	NAV	POP*	NAV	NAV	NAV	POP*	NAV	NAV

7/31/07	$59.21	$62.82	$57.84	$57.67	$57.85	$59.95	$58.00	$62.15

1/31/08	52.73	55.95	51.57	51.35	51.58	53.45	51.56	55.55

Maturity Fund

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		6	6	6		6	6

Income	$1.322		$1.060	$1.095	$1.223		$1.256	$1.394

Capital gains

Long-term	2.182		2.182	2.182	2.182		2.182	2.182

Short-term	0.291		0.291	0.291	0.291		0.291	0.291

Total	$3.795		$3.533	$3.568	$3.696		$3.729	$3.867

Share value:	NAV	POP*	NAV	NAV	NAV	POP*	NAV	NAV

7/31/07	$57.13	$60.62	$57.17	$57.27	$57.27	$59.35	$57.15	$57.27

1/31/08	52.74	55.96	52.83	52.91	52.84	54.76	52.76	52.88

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

* Reflects an increase in sales charges that took effect on 1/2/08.

Fund performance for most recent calendar quarter

Total return for periods ended 12/31/07

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

2050 Fund*

Life of fund	33.09%	25.44%	30.46%	27.46%	30.46%	30.46%	31.26%	26.68%	32.17%	33.98%
Annual average	11.29	8.85	10.46	9.51	10.46	10.46	10.72	9.25	11.00	11.57

1 year	1.31	–4.51	0.56	–3.85	0.56	–0.32	0.81	–2.73	1.08	1.58

6 months	–5.82	–11.23	–6.15	–10.27	–6.17	–6.99	–6.05	–9.34	–5.92	–5.68

2045 Fund†

Life of fund	38.65	30.66	35.39	32.68	35.39	35.39	36.47	31.69	37.63	39.74
Annual average	10.85	8.80	10.02	9.32	10.02	10.02	10.30	9.07	10.59	11.13

3 years	27.29	19.97	24.45	21.94	24.45	24.45	25.38	20.98	26.39	28.24
Annual average	8.38	6.26	7.56	6.84	7.56	7.56	7.83	6.55	8.12	8.64

1 year	1.56	–4.28	0.81	–2.96	0.81	0.05	1.05	–2.48	1.32	1.82

6 months	–5.59	–11.01	–5.93	–9.45	–5.94	–6.64	–5.84	–9.13	–5.70	–5.48

2040 Fund†

Life of fund	37.71	29.80	34.48	31.70	34.53	34.53	35.53	30.79	36.68	38.79
Annual average	10.61	8.57	9.79	9.07	9.80	9.80	10.06	8.83	10.35	10.89

3 years	26.57	19.29	23.75	21.18	23.80	23.80	24.67	20.31	25.66	27.51
Annual average	8.17	6.06	7.36	6.61	7.38	7.38	7.63	6.36	7.91	8.44

1 year	1.58	–4.26	0.82	–3.08	0.83	0.05	1.06	–2.48	1.31	1.83

6 months	–5.27	–10.72	–5.63	–9.28	–5.62	–6.35	–5.51	–8.82	–5.40	–5.16

2035 Fund

Life of fund	35.86	28.04	32.70	30.00	32.77	32.77	33.74	29.06	34.68	36.94
Annual average	10.14	8.10	9.33	8.62	9.35	9.35	9.60	8.37	9.84	10.42

3 years	25.40	18.20	22.65	20.13	22.73	22.73	23.55	19.23	24.36	26.37
Annual average	7.84	5.73	7.04	6.30	7.07	7.07	7.30	6.04	7.54	8.11

1 year	1.68	–4.16	0.93	–2.96	0.93	0.16	1.19	–2.34	1.45	1.94

6 months	–4.85	–10.32	–5.20	–8.86	–5.20	–5.93	–5.07	–8.39	–4.95	–4.73

2030 Fund

Life of fund	34.31	26.58	31.15	28.45	31.16	31.16	32.20	27.57	33.22	35.36
Annual average	9.75	7.71	8.92	8.21	8.93	8.93	9.20	7.98	9.46	10.02

3 years	24.55	17.39	21.77	19.25	21.77	21.77	22.69	18.39	23.59	25.46
Annual average	7.59	5.49	6.79	6.04	6.79	6.79	7.05	5.79	7.32	7.85

1 year	1.85	–4.02	1.08	–2.84	1.10	0.32	1.34	–2.20	1.59	2.10

6 months	–4.37	–9.87	–4.75	–8.44	–4.74	–5.48	–4.62	–7.95	–4.51	–4.26

Fund performance for most recent calendar quarter (Continued)

Total return for periods ended 12/31/07

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(11/1/04)
	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

2025 Fund

Life of fund	32.72%	25.10%	29.63%	26.98%	29.62%	29.62%	30.66%	26.09%	31.71%	33.79%
Annual average	9.33	7.32	8.53	7.82	8.52	8.52	8.80	7.58	9.07	9.61

3 years	23.64	16.53	20.91	18.42	20.89	20.89	21.82	17.54	22.73	24.59
Annual average	7.33	5.23	6.53	5.80	6.53	6.53	6.80	5.53	7.07	7.60

1 year	2.10	–3.78	1.33	–2.59	1.35	0.56	1.59	–1.97	1.85	2.35

6 months	–3.85	–9.37	–4.20	–7.92	–4.20	–4.94	–4.08	–7.44	–3.95	–3.72

2020 Fund

Life of fund	28.46	21.08	25.43	22.70	25.45	25.45	26.45	22.01	27.55	29.47
Annual average	8.22	6.22	7.40	6.66	7.41	7.41	7.68	6.47	7.97	8.48

3 years	20.76	13.82	18.06	15.48	18.07	18.07	18.96	14.78	19.95	21.65
Annual average	6.49	4.41	5.69	4.91	5.69	5.69	5.96	4.70	6.25	6.75

1 year	2.10	–3.77	1.33	–2.80	1.33	0.51	1.58	–1.98	1.85	2.34

6 months	–3.07	–8.65	–3.45	–7.39	–3.43	–4.22	–3.31	–6.70	–3.19	–2.96

2015 Fund

Life of fund	23.77	16.66	20.88	18.12	20.90	20.90	21.87	17.60	22.92	24.76
Annual average	6.95	4.98	6.16	5.39	6.17	6.17	6.43	5.24	6.72	7.22

3 years	17.74	10.96	15.12	12.47	15.12	15.12	15.98	11.93	16.94	18.63
Annual average	5.59	3.53	4.81	3.99	4.81	4.81	5.07	3.83	5.35	5.86

1 year	2.39	–3.50	1.61	–2.78	1.63	0.75	1.88	–1.69	2.13	2.64

6 months	–1.85	–7.50	–2.22	–6.44	–2.20	–3.04	–2.09	–5.51	–1.97	–1.72

2010 Fund

Life of fund	17.73	10.97	14.98	12.15	14.98	14.98	15.89	11.84	16.87	18.65
Annual average	5.28	3.34	4.50	3.68	4.50	4.50	4.76	3.59	5.04	5.54

3 years	14.05	7.49	11.50	8.75	11.50	11.50	12.34	8.40	13.25	14.88
Annual average	4.48	2.44	3.70	2.84	3.70	3.70	3.95	2.73	4.23	4.73

1 year	2.65	–3.25	1.87	–2.77	1.88	0.96	2.12	–1.45	2.39	2.89

6 months	–0.39	–6.12	–0.76	–5.28	–0.77	–1.68	–0.65	–4.13	–0.51	–0.28

Maturity Fund

Life of fund	14.76	8.14	12.05	9.16	12.13	12.13	12.95	8.99	13.88	15.63
Annual average	4.44	2.50	3.65	2.80	3.68	3.68	3.91	2.75	4.18	4.68

3 years	12.36	5.90	9.88	7.04	9.94	9.94	10.72	6.81	11.55	13.21
Annual average	3.96	1.93	3.19	2.29	3.21	3.21	3.45	2.22	3.71	4.22

1 year	2.67	–3.25	1.92	–2.80	1.91	0.97	2.13	–1.43	2.41	2.91

6 months	–0.14	–5.89	–0.50	–5.16	–0.50	–1.43	–0.39	–3.87	–0.25	–0.02

* The inception date of Putnam RetirementReady 2050 Fund for all share classes is 5/2/05.

† Because no class R shares of the fund were outstanding on 12/20/05 and 12/21/05, class R performance for the period from 12/19/05 to 12/21/05 is based on class A performance, adjusted for the applicable sales charge and the higher operating expenses for class R shares.

Total annual operating expenses For the fiscal year ended 7/31/07

	Class A	Class B	Class C	Class M	Class R	Class Y

2050 Fund
(total expenses)*	1.31%	2.06%	2.06%	1.81%	1.56%	1.06%

2050 Fund
(net expenses)	1.27	2.02	2.02	1.77	1.52	1.02

2045 Fund
(total expenses)*	1.27	2.02	2.02	1.77	1.52	1.02

2045 Fund
(net expenses)	1.26	2.01	2.01	1.76	1.51	1.01

2040 Fund
(total expenses)*	1.26	2.01	2.01	1.76	1.51	1.01

2040 Fund
(net expenses)	1.25	2.00	2.00	1.75	1.50	1.00

2035 Fund
(total expenses)*	1.25	2.00	2.00	1.75	1.50	1.00

2035 Fund
(net expenses)	1.24	1.99	1.99	1.74	1.49	0.99

2030 Fund
(total expenses)*	1.22	1.97	1.97	1.72	1.47	0.97

2030 Fund
(net expenses)	1.21	1.96	1.96	1.71	1.46	0.96

2025 Fund
(total expenses)*	1.20	1.95	1.95	1.70	1.45	0.95

2025 Fund
(net expenses)	1.19	1.94	1.94	1.69	1.44	0.94

2020 Fund
(total expenses)*	1.16	1.91	1.91	1.66	1.41	0.91

2020 Fund
(net expenses)	1.15	1.90	1.90	1.65	1.40	0.90

2015 Fund
(total expenses)*	1.08	1.83	1.83	1.58	1.33	0.83

2015 Fund
(net expenses)	1.07	1.82	1.82	1.57	1.32	0.82

2010 Fund
(total expenses)*	1.01	1.76	1.76	1.51	1.26	0.76

2010 Fund
(net expenses)	0.99	1.74	1.74	1.49	1.24	0.74

Maturity Fund	0.97	1.72	1.72	1.47	1.22	0.72

Expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown in the next section and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s decision to contractually limit expenses through 7/31/08.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. Expense information also does not include the fees and expenses of the underlying Putnam mutual funds in which the RetirementReady Funds invest. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first table in this section shows the expenses you would have paid on a $1,000 investment in each of the RetirementReady Funds from August 1, 2007, to January 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own.

	Class A	Class B	Class C	Class M	Class R	Class Y

2050 Fund

Expenses paid per $1,000*	$ 1.68	$ 5.27	$ 5.27	$ 4.07	$ 2.88	$ 0.48

Ending value (after expenses)	$909.60	$906.10	$906.10	$907.20	$908.50	$910.70

2045 Fund

Expenses paid per $1,000*	$ 1.63	$ 5.23	$ 5.23	$ 4.03	$ 2.83	$ 0.43

Ending value (after expenses)	$912.70	$909.30	$909.20	$910.40	$911.50	$913.70

2040 Fund

Expenses paid per $1,000*	$ 1.64	$ 5.24	$ 5.24	$ 4.04	$ 2.84	$ 0.43

Ending value (after expenses)	$916.10	$912.70	$912.60	$913.80	$914.90	$917.20

2035 Fund

Expenses paid per $1,000*	$ 1.64	$ 5.26	$ 5.25	$ 4.05	$ 2.85	$ 0.43

Ending value (after expenses)	$921.60	$918.00	$917.90	$919.20	$920.30	$922.40

2030 Fund

Expenses paid per $1,000*	$ 1.65	$ 5.27	$ 5.27	$ 4.07	$ 2.86	$ 0.44

Ending value (after expenses)	$927.90	$924.30	$924.20	$925.40	$926.50	$928.90

2025 Fund

Expenses paid per $1,000*	$ 1.65	$ 5.30	$ 5.30	$ 4.08	$ 2.87	$ 0.44

Ending value (after expenses)	$936.10	$932.70	$932.60	$933.80	$935.00	$937.30

2020 Fund

Expenses paid per $1,000*	$ 1.66	$ 5.33	$ 5.33	$ 4.11	$ 2.89	$ 0.44

Ending value (after expenses)	$947.50	$943.70	$944.00	$944.90	$946.40	$948.80

Review your fund’s expenses (Continued)

	Class A	Class B	Class C	Class M	Class R	Class Y

2015 Fund

Expenses paid per $1,000*	$ 1.63	$ 5.33	$ 5.33	$ 4.10	$ 2.87	$ 0.40

Ending value (after expenses)	$968.80	$965.00	$965.10	$966.20	$967.40	$970.00

2010 Fund

Expenses paid per $1,000*	$ 1.70	$ 5.42	$ 5.42	$ 4.18	$ 2.94	$ 0.45

Ending value (after expenses)	$983.50	$979.80	$979.80	$980.90	$982.30	$984.80

Maturity Fund
Expenses paid per $1,000*	$ 1.65	$ 5.39	$ 5.39	$ 4.14	$ 2.90	$ 0.40

Ending value (after expenses)	$988.40	$984.60	$984.90	$985.90	$987.20	$989.60

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 1/31/08. The expense ratio may differ for each share class (see the next table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

2050 Fund

Expenses paid per $1,000*	$ 1.78	$ 5.58	$ 5.58	$ 4.32	$ 3.05	$ 0.51

Ending value (after expenses)	$1,023.38	$1,019.61	$1,019.61	$1,020.86	$1,022.12	$1,024.63

Annualized expense ratio	0.35%	1.10%	1.10%	0.85%	0.60%	0.10%

Lipper peer group
Average expense ratio†	0.45%	1.20%	1.20%	0.95%	0.70%	0.20%

2045 Fund

Expenses paid per $1,000*	$ 1.73	$ 5.53	$ 5.53	$ 4.27	$ 3.00	$ 0.46

Ending value (after expenses)	$1,023.43	$1,019.66	$1,019.66	$1,020.91	$1,022.17	$1,024.68

Annualized expense ratio	0.34%	1.09%	1.09%	0.84%	0.59%	0.09%

Lipper peer group
Average expense ratio†	0.45%	1.20%	1.20%	0.95%	0.70%	0.20%

Compare expenses using the SEC’s method (Continued)

	Class A	Class B	Class C	Class M	Class R	Class Y

2040 Fund

Expenses paid per $1,000*	$ 1.73	$ 5.53	$ 5.53	$ 4.27	$ 3.00	$ 0.46

Ending value (after expenses)	$1,023.43	$1,019.66	$1,019.56	$1,020.91	$1,022.17	$1,024.68

Annualized expense ratio	0.34%	1.09%	1.09%	0.84%	0.59%	0.09%

Lipper peer group
Average expense ratio†	0.45%	1.20%	1.20%	0.95%	0.70%	0.20%

2035 Fund

Expenses paid per $1,000*	$ 1.73	$ 5.53	$ 5.53	$ 4.27	$ 3.00	$ 0.46

Ending value (after expenses)	$1,023.43	$1,019.66	$1,019.66	$1,020.91	$1,022.17	$1,024.68

Annualized expense ratio	0.34%	1.09%	1.09%	0.84%	0.59%	0.09%

Lipper peer group
Average expense ratio†	0.45%	1.20%	1.20%	0.95%	0.70%	0.20%

2030 Fund

Expenses paid per $1,000*	$ 1.73	$ 5.53	$ 5.53	$ 4.27	$ 3.00	$ 0.46

Ending value (after expenses)	$1,023.43	$1,019.66	$1,019.66	$1,020.91	$1,022.17	$1,024.68

Annualized expense ratio	0.34%	1.09%	1.09%	0.84%	0.59%	0.09%

Lipper peer group
Average expense ratio†	0.47%	1.22%	1.22%	0.97%	0.72%	0.22%

2025 Fund

Expenses paid per $1,000*	$ 1.73	$ 5.53	$ 5.53	$ 4.27	$ 3.00	$ 0.46

Ending value (after expenses)	$1,023.43	$1,019.66	$1,019.66	$1,020.91	$1,022.17	$1,024.68

Annualized expense ratio	0.34%	1.09%	1.09%	0.84%	0.59%	0.09%

Lipper peer group
Average expense ratio†	0.47%	1.22%	1.22%	0.97%	0.72%	0.22%

2020 Fund

Expenses paid per $1,000*	$ 1.73	$ 5.53	$ 5.53	$ 4.27	$ 3.00	$ 0.46

Ending value (after expenses)	$1,023.43	$1,019.66	$1,019.66	$1,020.91	$1,022.17	$1,024.68

Annualized expense ratio	0.34%	1.09%	1.09%	0.84%	0.59%	0.09%

Lipper peer group
Average expense ratio†	0.45%	1.20%	1.20%	0.95%	0.70%	0.20%

2015 Fund

Expenses paid per $1,000*	$ 1.68	$ 5.48	$ 5.48	$ 4.22	$ 2.95	$ 0.41

Ending value (after expenses)	$1,023.48	$1,019.71	$1,019.71	$1,020.96	$1,022.22	$1,024.73

Annualized expense ratio	0.33%	1.08%	1.08%	0.83%	0.58%	0.08%

Lipper peer group
Average expense ratio†	0.45%	1.20%	1.20%	0.95%	0.70%	0.20%

2010 Fund

Expenses paid per $1,000*	$ 1.73	$ 5.53	$ 5.53	$ 4.27	$ 3.00	$ 0.46

Ending value (after expenses)	$1,023.43	$1,019.66	$1,019.66	$1,020.91	$1,022.17	$1,024.68

Annualized expense ratio	0.34%	1.09%	1.09%	0.84%	0.59%	0.09%

Lipper peer group
Average expense ratio†	0.47%	1.22%	1.22%	0.97%	0.72%	0.22%

Compare expenses using the SEC’s method (Continued)

	Class A	Class B	Class C	Class M	Class R	Class Y

Maturity Fund

Expenses paid per $1,000*	$ 1.68	$ 5.48	$ 5.48	$ 4.22	$ 2.95	$ 0.41

Ending value (after expenses)	$1,023.48	$1,019.71	$1,019.71	$1,020.96	$1,022.22	$1,024.73

Annualized expense ratio	0.33%	1.08%	1.08%	0.83%	0.58%	0.08%

Lipper peer group
Average expense ratio†	0.51%	1.26%	1.26%	1.01%	0.76%	0.26%

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 1/31/08. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

† The Lipper category for each fund is specified in the table below. The peer group may include funds that are significantly larger than the fund, which may limit the comparibility of the fund’s expenses to the simple average, which is typically higher than the asset-weighted average.

Putnam RetirementReady Fund	Lipper category

RetirementReady 2050 Fund	Mixed-Asset Target 2030+

RetirementReady 2045 Fund	Mixed-Asset Target 2030+

RetirementReady 2040 Fund	Mixed-Asset Target 2030+

RetirementReady 2035 Fund	Mixed-Asset Target 2030+

RetirementReady 2030 Fund	Mixed-Asset Target 2030

RetirementReady 2025 Fund	Mixed-Asset Target 2030

RetirementReady 2020 Fund	Mixed-Asset Target 2020

RetirementReady 2015 Fund	Mixed-Asset Target 2020

RetirementReady 2010 Fund	Mixed-Asset Target 2010

RetirementReady Maturity Fund	Mixed-Asset Target Allocation Conservative

Your fund’s management

Your fund is managed by the members of the Global Asset Allocation Team. Jeffrey Knight is the Portfolio Leader, and Robert Kea and Robert Schoen are Portfolio Members. The Portfolio Leader and Portfolio Members coordinate the team’s management of the fund.

For a complete listing of the members of the Global Asset Allocation Team, including those who are not Portfolio Leaders or Portfolio Members of your fund, visit Putnam’s Individual Investors Web site at www.putnam.com.

Investment team fund ownership

The table below shows how much the fund’s current Portfolio Leader and Portfolio Members have invested in the fund and in all Putnam mutual funds (in dollar ranges). Information shown is as of January 31, 2008, and January 31, 2007.

Trustee and Putnam employee fund ownership

As of January 31, 2008, 11 of the 13 Trustees of the Putnam funds owned fund shares. The table below shows the approximate value of investments in the fund and all Putnam funds as of that date by the Trustees and Putnam employees. These amounts include investments by the Trustees’ and employees’ immediate family members and investments through retirement and deferred compensation plans.

		Total assets in
	Assets in the fund	all Putnam funds

Trustees	$ 197,000	$ 90,000,000

Putnam employees	$7,285,000	$669,000,000

Other Putnam funds managed by the Portfolio Leader and Portfolio Members

Jeffrey Knight is also a Portfolio Leader of Putnam Asset Allocation Funds (Growth, Balanced, and Conservative Portfolios), Putnam Income Strategies Fund, Putnam Voyager Fund, and Putnam Growth Opportunities Fund, and a Portfolio Member of The George Putnam Fund of Boston and Putnam Discovery Growth Fund.

Robert Kea is also a Portfolio Member of Putnam Asset Allocation Funds (Growth, Balanced, and Conservative Portfolios) and Putnam Income Strategies Fund.

Robert Schoen is also a Portfolio Leader of Putnam Voyager Fund and Putnam Growth Opportunities Fund, and a Portfolio Member of Putnam Asset Allocation Funds (Growth, Balanced, and Conservative Portfolios), Putnam Income Strategies Fund, and Putnam Discovery Growth Fund.

Jeffrey Knight, Robert Kea, and Robert Schoen may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.

Investment team fund ownership

Your fund’s Portfolio Leader and Portfolio Members, as well as the members of Putnam’s Executive Board, each invest in one or more of the six mutual funds that underlie Putnam RetirementReady Funds.

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Lehman Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Merrill Lynch 91-Day Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Trustee approval of
management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”). In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2007, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management contract, effective July 1, 2007.

In addition, in anticipation of the sale of Putnam Investments to Great-West Lifeco, at a series of meetings ending in March 2007, the Trustees reviewed and approved new management and distribution arrangements to take effect upon the change of control. Shareholders of all funds approved the management contracts in May 2007, and the change of control transaction was completed on August 3, 2007. Upon the change of control, the management contracts that were approved by the Trustees in June 2007 automatically terminated and were replaced by new contracts that had been approved by shareholders. In connection with their review for the June 2007 continuance of the Putnam funds’ management contracts, the Trustees did not identify any facts or circumstances that would alter the substance of the conclusions and recommendations they made in their review of the contracts to take effect upon the change of control.

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., each Putnam RetirementReady Fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees) as of December 31, 2006 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

	Actual Management	Total Expenses
	Fee (percentile)	(percentile)

Putnam RetirementReady Maturity Fund	1st	17th
Putnam RetirementReady 2010 Fund	99th	57th
Putnam RetirementReady 2015 Fund	99th	57th
Putnam RetirementReady 2020 Fund	99th	57th
Putnam RetirementReady 2025 Fund	99th	71st
Putnam RetirementReady 2030 Fund	99th	71st
Putnam RetirementReady 2035 Fund	99th	67th
Putnam RetirementReady 2040 Fund	1st	67th
Putnam RetirementReady 2045 Fund	1st	67th
Putnam RetirementReady 2050 Fund	1st	67th

(The comparative fee and expense information for each Putnam RetirementReady Fund excludes the fees and expenses of the underlying Putnam funds in which a Putnam RetirementReady Fund invests, as well as the fees and expenses of the underlying funds in which other funds in the Lipper peer group invest. In addition, because each Putnam RetirementReady Fund’s custom peer group is smaller than the fund’s broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations implemented in January 2004 and which Putnam Management had committed to maintain at least through 2007. In anticipation of the change of control of Putnam Investments, the Trustees requested, and received a commitment from Putnam Management and Great-West Lifeco, to extend this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2007, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2006. This additional expense limitation will not be applied to the Putnam RetirementReady Funds because each had a below-average expense ratio relative to its custom peer group.

• Economies of scale. The Trustees considered that most Putnam funds currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as a fund grows in size and crosses specified asset thresholds. Conversely, as a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds represented an appropriate sharing of economies of scale at current asset levels. In reaching this conclusion, the Trustees considered the Contract Committee’s stated intent to continue to work with Putnam Management to plan for an eventual resumption in the growth of assets, and to consider the potential economies that might be produced under various growth assumptions.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Process Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Trustees noted the satisfactory investment performance of many Putnam funds. They also noted the disappointing investment performance of certain funds in recent years and discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has made significant changes in its investment personnel and processes and in the fund product line to address areas of underperformance. In particular, they noted the important contributions of Putnam Management’s leadership in attracting, retaining and supporting high-quality investment professionals and in systematically implementing an investment process that seeks to merge the best features of fundamental and quantitative analysis. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these changes and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of Putnam RetirementReady Funds, the Trustees considered the Lipper peer group percentile rankings for each fund’s class A share cumulative total return performance results at net asset value for the one-year period ended December 31, 2006. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report.) Where applicable, the table also shows the number of funds in the peer groups for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best-performing funds and the 100th percentile denotes the worst-performing funds. Past performance is no guarantee of future returns.

One-year period rank
(# of funds in category)

Putnam RetirementReady Maturity Fund
Lipper Mixed-Asset Target Allocation Conservative Funds	69th (337)
Putnam RetirementReady 2010 Fund
Lipper Mixed-Asset Target 2010 Funds	83rd (97)
Putnam RetirementReady 2015 Fund
Lipper Mixed-Asset Target 2020 Funds	83rd (116)
Putnam RetirementReady 2020 Fund
Lipper Mixed-Asset Target 2020 Funds	53rd (116)
Putnam RetirementReady 2025 Fund
Lipper Mixed-Asset Target 2030 Funds	52nd (105)
Putnam RetirementReady 2030 Fund
Lipper Mixed-Asset Target 2030 Funds	44th (105)
Putnam RetirementReady 2035 Fund
Lipper Mixed-Asset Target 2030+ Funds	61st (129)
Putnam RetirementReady 2040 Fund
Lipper Mixed-Asset Target 2030+ Funds	42nd (129)
Putnam RetirementReady 2045 Fund
Lipper Mixed-Asset Target 2030+ Funds	31st (129)
Putnam RetirementReady 2050 Fund
Lipper Mixed-Asset Target 2030+ Funds	34th (129)

See page 39 for more recent Lipper performance ranking information for the funds. Past performance is no guarantee of future results.

As a general matter, the Trustees concluded that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of terminating a management contract and engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of your fund’s management contract also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the custodian agreement and investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of which provides benefits to affiliates of Putnam Management. In the case of the custodian agreement, the Trustees considered that, effective January 1, 2007, the Putnam funds had engaged State Street Bank and Trust Company as custodian and began to transition the responsibility for providing custody services away from PFTC.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparison of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across all asset sectors are higher on average for funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

More recent peer group rankings

More recent Lipper percentile rankings are shown for the funds in the following table. Note that this information was not available to the Trustees when they approved the continuance of the funds’ management contract. The table shows the Lipper peer group percentile rankings of the funds’ class A share total return performance at net asset value. These rankings were determined on an annualized basis and are for the one-year period ended on the most recent calendar quarter (December 31, 2007). Where applicable, the table also shows the fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best-performing funds and the 100th percentile denotes the worst-performing funds.

One-year period rank
(# of funds in category)

Putnam RetirementReady Maturity Fund
Lipper Mixed-Asset Target Allocation Conservative Funds	84th (414)
Putnam RetirementReady 2010 Fund
Lipper Mixed-Asset Target 2010 Funds	97th (140)
Putnam RetirementReady 2015 Fund
Lipper Mixed-Asset Target 2020 Funds	92nd (191)
Putnam RetirementReady 2020 Fund
Lipper Mixed-Asset Target 2020 Funds	94th (191)
Putnam RetirementReady 2025 Fund
Lipper Mixed-Asset Target 2030 Funds	92nd (171)
Putnam RetirementReady 2030 Fund
Lipper Mixed-Asset Target 2030 Funds	95th (171)
Putnam RetirementReady 2035 Fund
Lipper Mixed-Asset Target 2030+ Funds	89th (237)
Putnam RetirementReady 2040 Fund
Lipper Mixed-Asset Target 2030+ Funds	90th (237)
Putnam RetirementReady 2045 Fund
Lipper Mixed-Asset Target 2030+ Funds	91st (237)
Putnam RetirementReady 2050 Fund
Lipper Mixed-Asset Target 2030+ Funds	93rd (237)

Other information
for shareholders

Important notice regarding delivery of shareholder documents

In accordance with SEC regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007, are available on the Putnam Individual Investor Web site, www.putnam.com/individual, and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the Public Reference Room.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period.

The funds’ portfolios 1/31/08 (Unaudited)

2050 Fund

ASSET ALLOCATION FUNDS* —% (cost $-)	Shares	Value

Putnam Income Strategies Fund (Class Y)	—	$—

EQUITY FUNDS* 99.7%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	141,005	$1,309,939
Putnam Equity Income Fund (Class Y)	57,738	897,819
Putnam Fund for Growth and Income (Class Y)	59,547	893,799
Putnam International Equity Fund (Class Y)	43,136	1,093,507
Putnam International Growth and Income Fund (Class Y)	84,785	1,078,460
Putnam International New Opportunities Fund (Class Y)	63,293	1,081,037
Putnam Investors Fund (Class Y)	126,915	1,723,507
Putnam Mid Cap Value Fund (Class Y)	36,376	439,053
Putnam Vista Fund (Class Y)	37,021	409,080
Putnam Voyager Fund (Class Y)	93,768	1,718,775

Total Equity Funds (cost $12,646,733)		$10,644,976

FIXED INCOME FUNDS* 5.5%	Shares	Value

Putnam Diversified Income Trust (Class Y)	—	$—
Putnam High Yield Advantage Fund (Class Y)	39,392	235,958
Putnam Income Fund (Class Y)	35,253	241,133
Putnam Money Market Fund (Class A)	110,474	110,474

Total Fixed Income Funds (cost $597,680)		$587,565

TOTAL INVESTMENTS

Total investments (cost $13,244,413)		$11,232,541

* Percentages indicated are based on net assets of $10,677,863.

The accompanying notes are an integral part of these financial statements.

The funds’ portfolios 1/31/08 (Unaudited) (Continued)

2045 Fund

ASSET ALLOCATION FUNDS* —% (cost $-)	Shares	Value

Putnam Income Strategies Fund (Class Y)	—	$—

EQUITY FUNDS* 99.3%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	275,030	$2,555,026
Putnam Equity Income Fund (Class Y)	114,641	1,782,668
Putnam Fund for Growth and Income (Class Y)	119,697	1,796,659
Putnam International Equity Fund (Class Y)	87,318	2,213,517
Putnam International Growth and Income Fund (Class Y)	169,989	2,162,255
Putnam International New Opportunities Fund (Class Y)	126,931	2,167,979
Putnam Investors Fund (Class Y)	251,808	3,419,551
Putnam Mid Cap Value Fund (Class Y)	69,128	834,379
Putnam Vista Fund (Class Y)	70,413	778,065
Putnam Voyager Fund (Class Y)	185,917	3,407,859

Total Equity Funds (cost $25,108,949)		$21,117,958

FIXED INCOME FUNDS* 7.4%	Shares	Value

Putnam Diversified Income Trust (Class Y)	21,678	$207,674
Putnam High Yield Advantage Fund (Class Y)	79,290	474,948
Putnam Income Fund (Class Y)	81,500	557,460
Putnam Money Market Fund (Class A)	340,159	340,159

Total Fixed Income Funds (cost $1,603,879)		$1,580,241

TOTAL INVESTMENTS

Total investments (cost $26,712,828)		$22,698,199

* Percentages indicated are based on net assets of $21,277,268.

The accompanying notes are an integral part of these financial statements.

The funds’ portfolios 1/31/08 (Unaudited) (Continued)

2040 Fund

ASSET ALLOCATION FUNDS* —% (cost $-)	Shares	Value

Putnam Income Strategies Fund (Class Y)	—	$—

EQUITY FUNDS* 94.4%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	355,728	$3,304,714
Putnam Equity Income Fund (Class Y)	153,450	2,386,151
Putnam Fund for Growth and Income (Class Y)	158,092	2,372,958
Putnam International Equity Fund (Class Y)	110,323	2,796,678
Putnam International Growth and Income Fund (Class Y)	218,284	2,776,577
Putnam International New Opportunities Fund (Class Y)	162,978	2,783,660
Putnam Investors Fund (Class Y)	338,539	4,597,357
Putnam Mid Cap Value Fund (Class Y)	92,147	1,112,209
Putnam Vista Fund (Class Y)	93,800	1,036,487
Putnam Voyager Fund (Class Y)	249,996	4,582,433

Total Equity Funds (cost $33,010,338)		$27,749,224

FIXED INCOME FUNDS* 12.4%	Shares	Value

Putnam Diversified Income Trust (Class Y)	98,009	$938,925
Putnam High Yield Advantage Fund (Class Y)	125,960	754,498
Putnam Income Fund (Class Y)	168,469	1,152,326
Putnam Money Market Fund (Class A)	803,299	803,299

Total Fixed Income Funds (cost $3,701,005)		$3,649,048

TOTAL INVESTMENTS

Total investments (cost $36,711,343)		$31,398,272

* Percentages indicated are based on net assets of $29,386,515.

The accompanying notes are an integral part of these financial statements.

The funds’ portfolios 1/31/08 (Unaudited) (Continued)

2035 Fund

ASSET ALLOCATION FUNDS* —% (cost $-)	Shares	Value

Putnam Income Strategies Fund (Class Y)	—	$—

EQUITY FUNDS* 88.5%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	533,375	$4,955,054
Putnam Equity Income Fund (Class Y)	235,595	3,663,500
Putnam Fund for Growth and Income (Class Y)	241,662	3,627,350
Putnam International Equity Fund (Class Y)	159,861	4,052,470
Putnam International Growth and Income Fund (Class Y)	323,266	4,111,940
Putnam International New Opportunities Fund (Class Y)	241,364	4,122,495
Putnam Investors Fund (Class Y)	520,124	7,063,280
Putnam Mid Cap Value Fund (Class Y)	140,212	1,692,355
Putnam Vista Fund (Class Y)	142,689	1,576,711
Putnam Voyager Fund (Class Y)	384,067	7,039,950

Total Equity Funds (cost $49,856,308)		$41,905,105

FIXED INCOME FUNDS* 17.3%	Shares	Value

Putnam Diversified Income Trust (Class Y)	246,960	$2,365,876
Putnam High Yield Advantage Fund (Class Y)	296,341	1,775,081
Putnam Income Fund (Class Y)	366,334	2,505,727
Putnam Money Market Fund (Class A)	1,557,881	1,557,881

Total Fixed Income Funds (cost $8,337,077)		$8,204,565

TOTAL INVESTMENTS

Total investments (cost $58,193,385)		$50,109,670

* Percentages indicated are based on net assets of $47,357,862.

The accompanying notes are an integral part of these financial statements.

The funds’ portfolios 1/31/08 (Unaudited) (Continued)

2030 Fund

ASSET ALLOCATION FUNDS* —% (cost $-)	Shares	Value

Putnam Income Strategies Fund (Class Y)	—	$—

EQUITY FUNDS* 82.5%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	666,869	$6,195,213
Putnam Equity Income Fund (Class Y)	313,728	4,878,467
Putnam Fund for Growth and Income (Class Y)	328,458	4,930,156
Putnam International Equity Fund (Class Y)	224,296	5,685,894
Putnam International Growth and Income Fund (Class Y)	425,510	5,412,491
Putnam International New Opportunities Fund (Class Y)	317,723	5,426,712
Putnam Investors Fund (Class Y)	688,642	9,351,755
Putnam Mid Cap Value Fund (Class Y)	181,402	2,189,523
Putnam Vista Fund (Class Y)	184,567	2,039,463
Putnam Voyager Fund (Class Y)	508,468	9,320,248

Total Equity Funds (cost $66,239,929)		$55,429,922

FIXED INCOME FUNDS* 23.3%	Shares	Value

Putnam Diversified Income Trust (Class Y)	505,695	$4,844,554
Putnam High Yield Advantage Fund (Class Y)	552,437	3,309,097
Putnam Income Fund (Class Y)	690,342	4,721,941
Putnam Money Market Fund (Class A)	2,815,844	2,815,844

Total Fixed Income Funds (cost $15,957,569)		$15,691,436

TOTAL INVESTMENTS

Total investments (cost $82,197,498)		$71,121,358

* Percentages indicated are based on net assets of $67,221,608.

The accompanying notes are an integral part of these financial statements.

The funds’ portfolios 1/31/08 (Unaudited) (Continued)

2025 Fund

ASSET ALLOCATION FUNDS* —% (cost $-)	Shares	Value

Putnam Income Strategies Fund (Class Y)	—	$—

EQUITY FUNDS* 76.4%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	781,889	$7,263,739
Putnam Equity Income Fund (Class Y)	378,655	5,888,087
Putnam Fund for Growth and Income (Class Y)	388,919	5,837,675
Putnam International Equity Fund (Class Y)	230,788	5,850,469
Putnam International Growth and Income Fund (Class Y)	462,368	5,881,323
Putnam International New Opportunities Fund (Class Y)	345,240	5,896,697
Putnam Investors Fund (Class Y)	837,198	11,369,142
Putnam Mid Cap Value Fund (Class Y)	205,488	2,480,244
Putnam Vista Fund (Class Y)	209,157	2,311,183
Putnam Voyager Fund (Class Y)	618,128	11,330,287

Total Equity Funds (cost $76,339,877)		$64,108,846

FIXED INCOME FUNDS* 30.9%	Shares	Value

Putnam Diversified Income Trust (Class Y)	818,629	$7,842,467
Putnam High Yield Advantage Fund (Class Y)	772,073	4,624,715
Putnam Income Fund (Class Y)	1,200,499	8,211,411
Putnam Money Market Fund (Class A)	5,244,745	5,244,745

Total Fixed Income Funds (cost $26,312,482)		$25,923,338

TOTAL INVESTMENTS

Total investments (cost $102,652,359)		$90,032,184

* Percentages indicated are based on net assets of $83,938,953.

The accompanying notes are an integral part of these financial statements.

The funds’ portfolios 1/31/08 (Unaudited) (Continued)

2020 Fund

ASSET ALLOCATION FUNDS* 3.8% (cost $3,731,867)	Shares	Value

Putnam Income Strategies Fund (Class Y)	337,657	$3,569,033

EQUITY FUNDS* 64.4%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	825,191	$7,666,023
Putnam Equity Income Fund (Class Y)	384,755	5,982,946
Putnam Fund for Growth and Income (Class Y)	390,458	5,860,776
Putnam International Equity Fund (Class Y)	154,857	3,925,629
Putnam International Growth and Income Fund (Class Y)	337,891	4,297,969
Putnam International New Opportunities Fund (Class Y)	252,213	4,307,799
Putnam Investors Fund (Class Y)	842,829	11,445,617
Putnam Mid Cap Value Fund (Class Y)	212,841	2,568,989
Putnam Vista Fund (Class Y)	216,305	2,390,169
Putnam Voyager Fund (Class Y)	622,908	11,417,907

Total Equity Funds (cost $70,809,166)		$59,863,824

FIXED INCOME FUNDS* 39.9%	Shares	Value

Putnam Diversified Income Trust (Class Y)	1,193,745	$11,436,075
Putnam High Yield Advantage Fund (Class Y)	866,761	5,191,896
Putnam Income Fund (Class Y)	1,754,093	11,997,999
Putnam Money Market Fund (Class A)	8,496,504	8,496,504

Total Fixed Income Funds (cost $37,611,637)		$37,122,474

TOTAL INVESTMENTS

Total investments (cost $112,152,670)		$100,555,331

* Percentages indicated are based on net assets of $92,927,043.

The accompanying notes are an integral part of these financial statements.

The funds’ portfolios 1/31/08 (Unaudited) (Continued)

2015 Fund

ASSET ALLOCATION FUNDS* 15.0% (cost $15,013,858)	Shares	Value

Putnam Income Strategies Fund (Class Y)	1,356,912	$14,342,560

EQUITY FUNDS* 42.4%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	732,589	$6,805,756
Putnam Equity Income Fund (Class Y)	278,474	4,330,278
Putnam Fund for Growth and Income (Class Y)	306,642	4,602,692
Putnam International Equity Fund (Class Y)	113,804	2,884,940
Putnam International Growth and Income Fund (Class Y)	111,060	1,412,679
Putnam International New Opportunities Fund (Class Y)	82,918	1,416,239
Putnam Investors Fund (Class Y)	614,833	8,349,431
Putnam Mid Cap Value Fund (Class Y)	106,774	1,288,768
Putnam Vista Fund (Class Y)	108,521	1,199,153
Putnam Voyager Fund (Class Y)	454,079	8,323,272

Total Equity Funds (cost $48,046,658)		$40,613,208

FIXED INCOME FUNDS* 49.5%	Shares	Value

Putnam Diversified Income Trust (Class Y)	1,731,529	$16,588,046
Putnam High Yield Advantage Fund (Class Y)	866,427	5,189,898
Putnam Income Fund (Class Y)	1,927,691	13,185,405
Putnam Money Market Fund (Class A)	12,455,170	12,455,170

Total Fixed Income Funds (cost $48,048,702)		$47,418,519

TOTAL INVESTMENTS

Total investments (cost $111,109,218)		$102,374,287

* Percentages indicated are based on net assets of $95,698,914.

The accompanying notes are an integral part of these financial statements.

The funds’ portfolios 1/31/08 (Unaudited) (Continued)

2010 Fund

ASSET ALLOCATION FUNDS* 28.0% (cost $13,234,218)	Shares	Value

Putnam Income Strategies Fund (Class Y)	1,198,776	$12,671,059

EQUITY FUNDS* 25.6%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	283,656	$2,635,149
Putnam Equity Income Fund (Class Y)	100,200	1,558,107
Putnam Fund for Growth and Income (Class Y)	64,836	973,195
Putnam International Equity Fund (Class Y)	40,407	1,024,311
Putnam International Growth and Income Fund (Class Y)	—	—
Putnam International New Opportunities Fund (Class Y)	—	—
Putnam Investors Fund (Class Y)	198,242	2,692,129
Putnam Mid Cap Value Fund (Class Y)	—	—
Putnam Vista Fund (Class Y)	—	—
Putnam Voyager Fund (Class Y)	146,454	2,684,494

Total Equity Funds (cost $13,421,525)		$11,567,385

FIXED INCOME FUNDS* 62.3%	Shares	Value

Putnam Diversified Income Trust (Class Y)	1,127,660	$10,802,984
Putnam High Yield Advantage Fund (Class Y)	436,461	2,614,401
Putnam Income Fund (Class Y)	825,610	5,647,187
Putnam Money Market Fund (Class A)	9,129,154	9,129,154

Total Fixed Income Funds (cost $28,585,373)		$28,193,726

TOTAL INVESTMENTS

Total investments (cost $55,241,116)		$52,432,170

* Percentages indicated are based on net assets of $45,224,860.

The accompanying notes are an integral part of these financial statements.

The funds’ portfolios 1/31/08 (Unaudited) (Continued)

Maturity Fund

ASSET ALLOCATION FUNDS* 39.9% (cost $10,681,370)	Shares	Value

Putnam Income Strategies Fund (Class Y)	965,905	$10,209,611

EQUITY FUNDS* 18.5%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	95,539	$887,559
Putnam Equity Income Fund (Class Y)	126,196	1,962,343
Putnam Fund for Growth and Income (Class Y)	3	43
Putnam International Equity Fund (Class Y)	—	—
Putnam International Growth and Income Fund (Class Y)	—	—
Putnam International New Opportunities Fund (Class Y)	—	—
Putnam Investors Fund (Class Y)	69,569	944,743
Putnam Mid Cap Value Fund (Class Y)	—	—
Putnam Vista Fund (Class Y)	—	—
Putnam Voyager Fund (Class Y)	51,382	941,835

Total Equity Funds (cost $5,507,244)		$4,736,523

FIXED INCOME FUNDS* 53.8%	Shares	Value

Putnam Diversified Income Trust (Class Y)	530,930	$5,086,312
Putnam High Yield Advantage Fund (Class Y)	240,277	1,439,263
Putnam Income Fund (Class Y)	206,783	1,414,394
Putnam Money Market Fund (Class A)	5,846,157	5,846,157

Total Fixed Income Funds (cost $14,005,807)		$13,786,126

TOTAL INVESTMENTS

Total investments (cost $30,194,421)		$28,732,260

* Percentages indicated are based on net assets of $25,619,697.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 1/31/08 (Unaudited)

ASSETS	2050 Fund	2045 Fund

Investments in affiliated underlying Putnam Funds, at value (Notes 1 and 5)	$11,232,541	$22,698,199

Interest receivable	442	39

Receivable for shares of the fund sold	381,845	597,907

Receivable for securities sold	7,304	11,878

Receivable from Manager (Note 2)	230	—

Total assets	11,622,362	23,308,023

LIABILITIES

Payable for shares of the fund repurchased	616,392	1,551,248

Payable for securities purchased	322,170	468,869

Payable for compensation of Manager (Note 2)	—	1,433

Payable for distribution fees (Note 2)	1,903	3,590

Payable for shareholder expense	1,814	1,528

Payable for audit expense	1,785	3,723

Payable for postage expense	427	357

Other accrued expenses	8	7

Total liabilities	944,499	2,030,755

Net assets	$10,677,863	$21,277,268

REPRESENTED BY

Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$12,716,286	$25,666,383

Undistributed net investment loss (Note 1)	(74,148)	(609,980)

Accumulated net realized gain on investments (Note 1)	47,597	235,494

Net unrealized depreciation of investments	(2,011,872)	(4,014,629)

Total — Representing net assets applicable to capital outstanding	$10,677,863	$21,277,268

(Continued on next page)

Statement of assets and liabilities 1/31/08 (Unaudited) (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE	2050 Fund	2045 Fund

Computation of net asset value, offering price
and redemption price Class A
Net Assets	$7,327,001	$14,582,204

Number of shares outstanding	145,317	267,980

Net asset value and redemption price	$50.42	$54.42

Offering price per class A share (100/94.25 of Class A net asset value)*	$53.50	$57.74

Computation of net asset value and offering price Class B
Net Assets	$144,221	$155,328

Number of shares outstanding	2,874	2,993

Net asset value and offering price**	$50.18	$51.90

Computation of net asset value and offering price Class C
Net Assets	$23,726	$19,374

Number of shares outstanding	473	370

Net asset value and offering price**	$50.19	$52.34

Computation of net asset value, offering price
and redemption price Class M
Net Assets	$32,750	$1,524

Number of shares outstanding	651	28

Net asset value and redemption price	$50.27	$53.99

Offering price per class M share (100/96.50 of Class M net asset value)*	$52.09	$55.95

Computation of net asset value, offering price
and redemption price Class R
Net Assets	$112,080	$314,903

Number of shares outstanding	2,232	5,667

Net asset value, offering price and redemption value	$50.21	$55.57

Computation of net asset value, offering price
and redemption price Class Y
Net Assets	$3,038,085	$6,203,935

Number of shares outstanding	60,088	100,986

Net asset value, offering price and redemption value	$50.56	$61.43

Cost of investments (Note 1)	$13,244,413	$26,712,828

*On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 1/31/08 (Unaudited) (Continued)

ASSETS	2040 Fund	2035 Fund

Investments in affiliated underlying Putnam Funds, at value (Notes 1 and 5)	$31,398,272	$50,109,670

Interest receivable	93	182

Receivable for shares of the fund sold	841,505	1,255,537

Receivable for securities sold	22,692	14,854

Total assets	32,262,562	51,380,243

LIABILITIES

Payable for shares of the fund repurchased	2,289,240	3,331,602

Payable for securities purchased	571,523	667,356

Payable for compensation of Manager (Note 2)	2,230	3,686

Payable for distribution fees (Note 2)	5,127	7,659

Payable for shareholder expense	2,169	3,105

Payable for audit expense	5,237	8,230

Payable for postage expense	511	729

Other accrued expenses	10	14

Total liabilities	2,876,047	4,022,381

Net assets	$29,386,515	$47,357,862

REPRESENTED BY

Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$35,389,646	$56,352,166

Undistributed net investment loss (Note 1)	(823,485)	(1,213,538)

Accumulated net realized gain on investments (Note 1)	133,425	302,949

Net unrealized depreciation of investments	(5,313,071)	(8,083,715)

Total — Representing net assets applicable to capital outstanding	$29,386,515	$47,357,862

(Continued on next page)

Statement of assets and liabilities 1/31/08 (Unaudited) (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE	2040 Fund	2035 Fund

Computation of net asset value, offering price
and redemption price Class A
Net Assets	$20,438,766	$30,124,227

Number of shares outstanding	367,266	557,870

Net asset value and redemption price	$55.65	$54.00

Offering price per class A share (100/94.25 of Class A net asset value)*	$59.05	$57.29

Computation of net asset value and offering price Class B
Net Assets	$265,887	$512,083

Number of shares outstanding	4,997	10,005

Net asset value and offering price**	$53.21	$51.18

Computation of net asset value and offering price Class C
Net Assets	$25,605	$98,759

Number of shares outstanding	482	1,926

Net asset value and offering price**	$53.14	$51.27

Computation of net asset value, offering price
and redemption price Class M
Net Assets	$17,794	$64,022

Number of shares outstanding	332	1,238

Net asset value and redemption price	$53.60	$51.71

Offering price per class M share (100/96.50 of Class M net asset value)*	$55.54	$53.59

Computation of net asset value, offering price
and redemption price Class R
Net Assets	$452,074	$372,001

Number of shares outstanding	7,939	7,068

Net asset value, offering price and redemption value	$56.94	$52.63

Computation of net asset value, offering price
and redemption price Class Y
Net Assets	$8,186,389	$16,186,770

Number of shares outstanding	131,301	266,798

Net asset value, offering price and redemption value	$62.35	$60.67

Cost of investments (Note 1)	$36,711,343	$58,193,385

*On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 1/31/08 (Unaudited) (Continued)

ASSETS	2030 Fund	2025 Fund

Investments in affiliated underlying Putnam Funds, at value (Notes 1 and 5)	$71,121,358	$90,032,184

Interest receivable	330	630

Receivable for shares of the fund sold	1,634,006	1,663,610

Receivable for securities sold	128,604	52,452

Total assets	72,884,298	91,748,876

LIABILITIES

Distributions payable to shareholders	12,174	3,731

Payable for shares of the fund repurchased	4,892,131	6,852,027

Payable for securities purchased	726,302	913,745

Payable for compensation of Manager (Note 2)	5,867	7,404

Payable for distribution fees (Note 2)	10,747	13,083

Payable for shareholder expense	3,746	4,722

Payable for audit expense	10,825	14,080

Payable for postage expense	881	1,110

Other accrued expenses	17	21

Total liabilities	5,662,690	7,809,923

Net assets	$67,221,608	$83,938,953

REPRESENTED BY

Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$78,566,257	$97,214,686

Undistributed net investment loss (Note 1)	(1,526,298)	(1,678,531)

Accumulated net realized gain on investments (Note 1)	1,257,789	1,022,973

Net unrealized depreciation of investments	(11,076,140)	(12,620,175)

Total — Representing net assets applicable to capital outstanding	$67,221,608	$83,938,953

(Continued on next page)

Statement of assets and liabilities 1/31/08 (Unaudited) (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE	2030 Fund	2025 Fund

Computation of net asset value, offering price
and redemption price Class A
Net Assets	$40,536,091	$48,940,108

Number of shares outstanding	759,742	870,758

Net asset value and redemption price	$53.36	$56.20

Offering price per class A share (100/94.25 of Class A net asset value)*	$56.62	$59.63

Computation of net asset value and offering price Class B
Net Assets	$686,272	$998,821

Number of shares outstanding	13,345	18,735

Net asset value and offering price**	$51.42	$53.31

Computation of net asset value and offering price Class C
Net Assets	$100,083	$185,853

Number of shares outstanding	1,938	3,473

Net asset value and offering price**	$51.65	$53.52

Computation of net asset value, offering price
and redemption price Class M
Net Assets	$741,073	$281,284

Number of shares outstanding	14,404	5,234

Net asset value and redemption price	$51.45	$53.75

Offering price per class M share (100/96.50 of Class M net asset value)*	$53.32	$55.70

Computation of net asset value, offering price
and redemption price Class R
Net Assets	$573,454	$505,059

Number of shares outstanding	11,165	9,437

Net asset value, offering price and redemption value	$51.36	$53.52

Computation of net asset value, offering price
and redemption price Class Y
Net Assets	$24,584,635	$33,027,828

Number of shares outstanding	414,572	585,269

Net asset value, offering price and redemption value	$59.30	$56.43

Cost of investments (Note 1)	$82,197,498	$102,652,359

*On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 1/31/08 (Unaudited) (Continued)

ASSETS	2020 Fund	2015 Fund

Investments in affiliated underlying Putnam Funds, at value (Notes 1 and 5)	$100,555,331	$102,374,287

Interest receivable	34,975	51,175

Receivable for shares of the fund sold	2,118,596	1,638,909

Receivable for securities sold	199,669	68,822

Total assets	102,908,571	104,133,193

LIABILITIES

Payable for shares of the fund repurchased	9,082,510	7,947,888

Payable for securities purchased	851,655	440,710

Payable for compensation of Manager (Note 2)	9,314	9,179

Payable for distribution fees (Note 2)	16,176	16,622

Payable for shareholder expense	4,318	3,726

Payable for audit expense	16,522	15,256

Payable for postage expense	1,013	880

Other accrued expenses	20	18

Total liabilities	9,981,528	8,434,279

Net assets	$ 92,927,043	$ 95,698,914

REPRESENTED BY

Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$106,306,872	$104,931,545

Undistributed net investment loss (Note 1)	(1,523,599)	(768,991)

Accumulated net realized gain (loss) on investments (Note 1)	(258,891)	271,291

Net unrealized depreciation of investments	(11,597,339)	(8,734,931)

Total — Representing net assets applicable to capital outstanding	$ 92,927,043	$ 95,698,914

(Continued on next page)

Statement of assets and liabilities 1/31/08 (Unaudited) (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE	2020 Fund	2015 Fund

Computation of net asset value, offering price
and redemption price Class A
Net Assets	$55,840,233	$65,700,258

Number of shares outstanding	1,043,678	1,160,863

Net asset value and redemption price	$53.50	$56.60

Offering price per class A share (100/94.25 of Class A net asset value)*	$56.76	$60.05

Computation of net asset value and offering price Class B
Net Assets	$838,740	$696,131

Number of shares outstanding	16,134	12,606

Net asset value and offering price**	$51.98	$55.22

Computation of net asset value and offering price Class C
Net Assets	$187,792	$229,447

Number of shares outstanding	3,593	4,140

Net asset value and offering price**	$52.27	$55.42

Computation of net asset value, offering price
and redemption price Class M
Net Assets	$1,089,086	$185,029

Number of shares outstanding	20,850	3,327

Net asset value and redemption price	$52.23	$55.61

Offering price per class M share (100/96.50 of Class M net asset value)*	$54.12	$57.63

Computation of net asset value, offering price
and redemption price Class R
Net Assets	$477,086	$193,034

Number of shares outstanding	9,139	3,480

Net asset value, offering price and redemption value	$52.21	$55.47

Computation of net asset value, offering price
and redemption price Class Y
Net Assets	$34,494,106	$28,695,015

Number of shares outstanding	589,750	505,352

Net asset value, offering price and redemption value	$58.49	$56.78

Cost of investments (Note 1)	$112,152,670	$111,109,218

*On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 1/31/08 (Unaudited) (Continued)

ASSETS	2010 Fund	Maturity Fund

Investments in affiliated underlying Putnam Funds, at value (Notes 1 and 5)	$52,432,170	$28,732,260

Interest receivable	36,625	22,777

Receivable for shares of the fund sold	1,260,285	2,137,262

Receivable for securities sold	173,193	91,476

Total assets	53,902,273	30,983,775

LIABILITIES

Distributions payable to shareholders	—	6,470

Payable for shares of the fund repurchased	8,389,031	5,063,465

Payable for securities purchased	264,822	281,809

Payable for compensation of Manager (Note 2)	4,465	2,535

Payable for distribution fees (Note 2)	8,176	4,764

Payable for shareholder expense	2,593	828

Payable for audit expense	7,703	4,008

Payable for postage expense	612	195

Other accrued expenses	11	4

Total liabilities	8,677,413	5,364,078

Net assets	$45,224,860	$25,619,697

REPRESENTED BY

Paid-in-capital (unlimited shares authorized) (Notes 1 and 4)	$48,399,876	$27,226,928

Undistributed net investment loss (Note 1)	(124,502)	(99,904)

Accumulated net realized loss on investments (Note 1)	(241,568)	(45,166)

Net unrealized depreciation of investments	(2,808,946)	(1,462,161)

Total — Representing net assets applicable to capital outstanding	$45,224,860	$25,619,697

(Continued on next page)

Statement of assets and liabilities 1/31/08 (Unaudited) (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE	2010 Fund	Maturity Fund

Computation of net asset value, offering price
and redemption price Class A
Net Assets	$26,966,071	$16,742,087

Number of shares outstanding	511,384	317,417

Net asset value and redemption price	$52.73	$52.74

Offering price per class A share (100/94.25 of Class A net asset value)*	$55.95	$55.96

Computation of net asset value and offering price Class B
Net Assets	$267,023	$43,668

Number of shares outstanding	5,178	827

Net asset value and offering price**	$51.57	$52.83

Computation of net asset value and offering price Class C
Net Assets	$129,688	$1,100

Number of shares outstanding	2,526	21

Net asset value and offering price**	$51.35	$52.91

Computation of net asset value, offering price
and redemption price Class M
Net Assets	$147,133	$232,201

Number of shares outstanding	2,852	4,395

Net asset value and redemption price	$51.58	$52.84

Offering price per class M share (100/96.50 of Class M net asset value)*	$53.45	$54.76

Computation of net asset value, offering price
and redemption price Class R
Net Assets	$254,713	$131,608

Number of shares outstanding	4,940	2,494

Net asset value, offering price and redemption value	$51.56	$52.76

Computation of net asset value, offering price
and redemption price Class Y
Net Assets	$17,460,232	$8,469,033

Number of shares outstanding	314,331	160,148

Net asset value, offering price and redemption value	$55.55	$52.88

Cost of investments (Note 1)	$55,241,116	$30,194,421

*On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations

For the six months ended 1/31/08 (Unaudited)

INVESTMENT INCOME	2050 Fund	2045 Fund

Income distributions from underlying Putnam Funds	$ 149,214	$ 315,035

EXPENSES (NOTE 2)

Compensation of Manager (Note 2)	3,599	7,507

Distribution fees — Class A (Note 2)	11,883	25,371

Distribution fees — Class B (Note 2)	721	883

Distribution fees — Class C (Note 2)	97	102

Distribution fees — Class M (Note 2)	121	4

Distribution fees — Class R (Note 2)	215	627

Audit fees	1,784	3,723

Reports to shareholder	2,808	2,475

Other fees	356	318

Fees waived and reimbursed by Manager (Note 2)	(1,404)	(728)

Total expenses	20,180	40,282

Net investment income	129,034	274,753

Net realized gain (loss) on sale of underlying Putnam Fund shares
(Notes 1 and 3)	(82,221)	545,072

Capital gain distribution from underlying Putnam Fund	823,654	1,659,727

Net unrealized depreciation of underlying Putnam Fund
during the period	(1,940,956)	(4,396,626)

Net loss on investments	(1,199,523)	(2,191,827)

Net decrease in net assets resulting from operations	$(1,070,489)	$(1,917,074)

The accompanying notes are an integral part of these financial statements.

Statement of operations (Continued)

For the six months ended 1/31/08 (Unaudited)

INVESTMENT INCOME	2040 Fund	2035 Fund

Income distributions from underlying Putnam Funds	$ 482,280	$ 815,024

EXPENSES (NOTE 2)

Compensation of Manager (Note 2)	10,559	16,596

Distribution fees — Class A (Note 2)	35,717	51,143

Distribution fees — Class B (Note 2)	1,366	2,658

Distribution fees — Class C (Note 2)	119	450

Distribution fees — Class M (Note 2)	61	237

Distribution fees — Class R (Note 2)	717	861

Audit fees	5,237	8,230

Reports to shareholder	3,334	4,950

Other fees	448	625

Fees waived and reimbursed by Manager (Note 2)	(824)	(997)

Total expenses	56,734	84,753

Net investment income	425,546	730,271

Net realized gain on sale of underlying Putnam Fund shares
(Notes 1 and 3)	923,047	1,719,583

Capital gain distribution from underlying Putnam Fund	2,248,114	3,315,481

Net unrealized depreciation of underlying Putnam Fund
during the period	(6,257,095)	(9,712,395)

Net loss on investments	(3,085,934)	(4,677,331)

Net decrease in net assets resulting from operations	$(2,660,388)	$(3,947,060)

The accompanying notes are an integral part of these financial statements.

Statement of operations (Continued)

For the six months ended 1/31/08 (Unaudited)

INVESTMENT INCOME	2030 Fund	2025 Fund

Income distributions from underlying Putnam Funds	$ 1,200,498	$ 1,636,393

EXPENSES (NOTE 2)

Compensation of Manager (Note 2)	21,840	28,399

Distribution fees — Class A (Note 2)	66,707	83,510

Distribution fees — Class B (Note 2)	3,191	5,526

Distribution fees — Class C (Note 2)	468	931

Distribution fees — Class M (Note 2)	2,944	1,120

Distribution fees — Class R (Note 2)	983	961

Audit fees	10,825	14,080

Reports to shareholder	5,847	7,376

Other fees	732	903

Fees waived and reimbursed by Manager (Note 2)	(652)	(846)

Total expenses	112,885	141,960

Net investment income	1,087,613	1,494,433

Net realized gain on sale of underlying Putnam Fund shares
(Notes 1 and 3)	2,519,772	3,333,195

Capital gain distribution from underlying Putnam Fund	4,238,962	4,765,801

Net unrealized depreciation of underlying Putnam Fund
during the period	(13,110,918)	(15,253,477)

Net loss on investments	(6,352,184)	(7,154,481)

Net decrease in net assets resulting from operations	$ (5,264,571)	$ (5,660,048)

The accompanying notes are an integral part of these financial statements.

Statement of operations (Continued)

For the six months ended 1/31/08 (Unaudited)

INVESTMENT INCOME	2020 Fund	2015 Fund

Income distributions from underlying Putnam Funds	$ 2,105,716	$ 2,275,795

EXPENSES (NOTE 2)

Compensation of Manager (Note 2)	33,333	30,784

Distribution fees — Class A (Note 2)	105,308	102,930

Distribution fees — Class B (Note 2)	4,012	3,965

Distribution fees — Class C (Note 2)	922	873

Distribution fees — Class M (Note 2)	4,088	611

Distribution fees — Class R (Note 2)	757	351

Audit fees	16,522	15,256

Reports to shareholder	6,853	5,532

Other fees	853	713

Fees waived and reimbursed by Manager (Note 2)	(567)	(144)

Total expenses	172,081	160,871

Net investment income	1,933,635	2,114,924

Net realized gain on sale of underlying Putnam Fund shares
(Notes 1 and 3)	1,804,575	1,548,089

Capital gain distribution from underlying Putnam Fund	4,612,956	2,844,702

Net unrealized depreciation of underlying Putnam Fund
during the period	(14,007,068)	(9,593,399)

Net loss on investments	(7,589,537)	(5,200,608)

Net decrease in net assets resulting from operations	$ (5,655,902)	$(3,085,684)

The accompanying notes are an integral part of these financial statements.

Statement of operations (Continued)

For the six months ended 1/31/08 (Unaudited)

INVESTMENT INCOME	2010 Fund	Maturity Fund

Income distributions from underlying Putnam funds	$ 1,334,155	$ 686,055

EXPENSES (NOTE 2)

Compensation of Manager (Note 2)	15,476	8,092

Distribution fees — Class A (Note 2)	50,921	28,878

Distribution fees — Class B (Note 2)	1,309	589

Distribution fees — Class C (Note 2)	450	6

Distribution fees — Class M (Note 2)	453	459

Distribution fees — Class R (Note 2)	618	235

Audit fees	7,703	4,008

Reports to shareholder	4,055	1,362

Other fees	519	169

Fees waived and reimbursed by Manager (Note 2)	(362)	—

Total expenses	81,142	43,798

Net investment income	1,253,013	642,257

Net realized gain on sale of underlying Putnam Fund shares
(Notes 1 and 3)	145,843	163,622

Capital gain distribution from underlying Putnam Fund	810,385	315,911

Net unrealized depreciation of underlying Putnam Fund
during the period	(3,003,855)	(1,400,800)

Net loss on investments	(2,047,627)	(921,267)

Net decrease in net assets resulting from operations	$ (794,614)	$ (279,010)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

2050 Fund

INCREASE (DECREASE) IN NET ASSETS

	Six months ended	Year ended
	1/31/08*	7/31/07

Operations:
Net investment income	$ 129,034	$ 83,209

Net realized gain on underlying Putnam Fund shares	741,433	881,428

Net unrealized depreciation on underlying Putnam Fund shares	(1,940,956)	(9,729)

Net increase (decrease) in net assets resulting from operations	(1,070,489)	954,908

Distributions to shareholders (Note 1)

From ordinary income

Net investment income

Class A	(144,532)	(94,430)

Class B	(1,233)	(1,103)

Class C	(327)	(9)

Class M	(433)	(41)

Class R	(1,534)	(298)

Class Y	(67,662)	(29,289)

Net realized short-term gain on investments

Class A	(744,628)	(80,242)

Class B	(11,571)	(1,314)

Class C	(1,999)	(17)

Class M	(2,731)	(52)

Class R	(8,132)	(268)

Class Y	(300,512)	(23,127)

From net realized long-term gain on investments

Class A	(285,450)	(17,256)

Class B	(4,436)	(282)

Class C	(767)	(4)

Class M	(1,047)	(11)

Class R	(3,117)	(57)

Class Y	(115,200)	(4,974)

Redemption fees (Note 1)	—	15

Increase (decrease) from capital share transactions (Note 4)	(1,980,785)	10,764,823

Total increase (decrease) in net assets	(4,746,585)	11,466,972

NET ASSETS

Beginning of period	15,424,448	3,957,476

End of period	$10,677,863	$15,424,448

Undistributed net investment income (loss), end of period	$ (74,148)	$ 12,541

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2045 Fund

INCREASE (DECREASE) IN NET ASSETS

	Six months ended	Year ended
	1/31/08*	7/31/07

Operations:
Net investment income	$ 274,753	$ 354,242

Net realized gain on underlying Putnam Fund shares	2,204,799	4,282,320

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(4,396,626)	12,371

Net increase (decrease) in net assets resulting from operations	(1,917,074)	4,648,933

Distributions to shareholders (Note 1)

From ordinary income

Net investment income

Class A	(670,382)	(339,437)

Class B	(5,574)	(1,443)

Class C	(628)	(113)

Class M	(15)	(67)

Class R	(9,664)	(1,222)

Class Y	(246,765)	(211,147)

Net realized short-term gain on investments

Class A	(1,020,167)	(121,393)

Class B	(9,966)	(710)

Class C	(1,115)	(68)

Class M	(65)	(41)

Class R	(14,776)	(416)

Class Y	(345,904)	(68,070)

From net realized long-term gain on investments

Class A	(3,104,409)	(754,391)

Class B	(30,326)	(4,414)

Class C	(3,394)	(421)

Class M	(197)	(253)

Class R	(44,965)	(2,586)

Class Y	(1,052,599)	(423,018)

Redemption fees (Note 1)	—	261

Increase (decrease) from capital share transactions (Note 4)	(5,218,960)	6,674,695

Total increase (decrease) in net assets	(13,696,945)	9,394,679

NET ASSETS

Beginning of period	34,974,213	25,579,534

End of period	$ 21,277,268	$34,974,213

Undistributed net investment income (loss), end of period	$ (609,980)	$ 48,295

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2040 Fund

INCREASE (DECREASE) IN NET ASSETS

	Six months ended	Year ended
	1/31/08*	7/31/07

Operations:
Net investment income	$ 425,546	$ 537,180

Net realized gain on underlying Putnam Fund shares	3,171,161	5,056,491

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(6,257,095)	400,403

Net increase (decrease) in net assets resulting from operations	(2,660,388)	5,994,074

Distributions to shareholders (Note 1)

From ordinary income

Net investment income

Class A	(1,000,823)	(491,393)

Class B	(7,562)	(2,750)

Class C	(836)	(43)

Class M	(523)	(464)

Class R	(11,891)	(1,253)

Class Y	(352,387)	(262,203)

Net realized short-term gain on investments

Class A	(919,450)	(128,605)

Class B	(8,665)	(904)

Class C	(833)	(15)

Class M	(588)	(146)

Class R	(10,845)	(340)

Class Y	(300,199)	(61,966)

From net realized long-term gain on investments

Class A	(4,459,568)	(1,134,064)

Class B	(42,025)	(7,972)

Class C	(4,039)	(128)

Class M	(2,852)	(1,284)

Class R	(52,602)	(2,994)

Class Y	(1,456,042)	(546,427)

Redemption fees (Note 1)	—	15

Increase (decrease) from capital share transactions (Note 4)	(6,888,470)	9,641,624

Total increase (decrease) in net assets	(18,180,588)	12,992,762

NET ASSETS

Beginning of period	47,567,103	34,574,341

End of period	$ 29,386,515	$47,567,103

Undistributed net investment income (loss), end of period	$ (823,485)	$ 124,991

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2035 Fund

INCREASE (DECREASE) IN NET ASSETS

	Six months ended	Year ended
	1/31/08*	7/31/07

Operations:
Net investment income	$ 730,271	$ 977,180

Net realized gain on underlying Putnam Fund shares	5,035,064	7,717,299

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(9,712,395)	448,665

Net increase (decrease) in net assets resulting from operations	(3,947,060)	9,143,144

Distributions to shareholders (Note 1)

From ordinary income

Net investment income

Class A	(1,482,104)	(739,867)

Class B	(17,901)	(5,989)

Class C	(3,097)	(935)

Class M	(2,143)	(725)

Class R	(13,957)	(1,577)

Class Y	(721,475)	(520,626)

Net realized short-term gain on investments

Class A	(1,054,059)	(1,525)

Class B	(15,110)	(16)

Class C	(2,533)	(2)

Class M	(1,729)	(2)

Class R	(10,021)	(3)

Class Y	(477,589)	(971)

From net realized long-term gain on investments

Class A	(6,474,172)	(1,981,115)

Class B	(92,805)	(21,388)

Class C	(15,555)	(2,568)

Class M	(10,617)	(2,432)

Class R	(61,547)	(4,068)

Class Y	(2,933,416)	(1,261,419)

Redemption fees (Note 1)	—	192

Increase (decrease) from capital share transactions (Note 4)	(8,887,656)	10,444,079

Total increase (decrease) in net assets	(26,224,546)	15,042,187

NET ASSETS

Beginning of period	73,582,408	58,540,221

End of period	$ 47,357,862	$73,582,408

Undistributed net investment income (loss), end of period	$ (1,213,538)	$ 296,868

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2030 Fund

INCREASE (DECREASE) IN NET ASSETS

	Six months ended	Year ended
	1/31/08*	7/31/07

Operations:
Net investment income	$ 1,087,613	$ 1,586,690

Net realized gain on underlying Putnam Fund shares	6,758,734	11,686,187

Net unrealized depreciation on underlying Putnam Fund shares	(13,110,918)	(50,806)

Net increase (decrease) in net assets resulting from operations	(5,264,571)	13,222,071

Distributions to shareholders (Note 1)

From ordinary income

Net investment income

Class A	(2,009,636)	(1,131,581)

Class B	(20,462)	(8,130)

Class C	(3,108)	(265)

Class M	(27,268)	(15,295)

Class R	(18,476)	(2,298)

Class Y	(1,082,215)	(836,925)

Net realized short-term gain on investments

Class A	(1,038,156)	(1,486)

Class B	(12,811)	(15)

Class C	(1,862)	(1)

Class M	(15,947)	(22)

Class R	(9,511)	(3)

Class Y	(520,786)	(1,000)

From net realized long-term gain on investments

Class A	(8,852,292)	(2,794,404)

Class B	(109,237)	(27,354)

Class C	(15,875)	(1,578)

Class M	(135,977)	(41,645)

Class R	(81,097)	(6,061)

Class Y	(4,440,710)	(1,880,333)

Redemption fees (Note 1)	—	80

Decrease from capital share transactions (Note 4)	(2,445,016)	(2,876,149)

Total increase (decrease) in net assets	(26,105,013)	3,597,606

NET ASSETS

Beginning of period	93,326,621	89,729,015

End of period	$ 67,221,608	$93,326,621

Undistributed net investment income (loss), end of period	$ (1,526,298)	$ 547,254

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2025 Fund

DECREASE IN NET ASSETS

	Six months ended	Year ended
	1/31/08*	7/31/07

Operations:
Net investment income	$ 1,494,433	$ 2,348,837

Net realized gain on underlying Putnam Fund shares	8,098,996	14,920,405

Net unrealized depreciation on underlying Putnam Fund shares	(15,253,477)	(275,035)

Net increase (decrease) in net assets resulting from operations	(5,660,048)	16,994,207

Distributions to shareholders (Note 1)

From ordinary income

Net investment income

Class A	(2,468,672)	(1,476,514)

Class B	(37,846)	(15,423)

Class C	(6,342)	(2,156)

Class M	(10,213)	(4,808)

Class R	(16,368)	(2,938)

Class Y	(1,546,900)	(1,317,622)

Net realized short-term gain on investments

Class A	(1,148,856)	—

Class B	(21,053)	—

Class C	(3,469)	—

Class M	(5,412)	—

Class R	(7,660)	—

Class Y	(669,361)	—

From net realized long-term gain on investments

Class A	(10,912,419)	(3,869,888)

Class B	(199,976)	(51,783)

Class C	(32,951)	(7,656)

Class M	(51,411)	(15,943)

Class R	(72,757)	(7,627)

Class Y	(6,357,933)	(3,130,990)

Redemption fees (Note 1)	—	611

Decrease from capital share transactions (Note 4)	(9,368,438)	(7,229,769)

Total decrease in net assets	(38,598,085)	(138,299)

NET ASSETS

Beginning of period	122,537,038	122,675,337

End of period	$ 83,938,953	$122,537,038

Undistributed net investment income (loss), end of period	$ (1,678,531)	$ 913,377

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2020 Fund

DECREASE IN NET ASSETS

	Six months ended	Year ended
	1/31/08*	7/31/07

Operations:
Net investment income	$ 1,933,635	$ 3,308,724

Net realized gain on underlying Putnam Fund shares	6,417,531	14,619,979

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(14,007,068)	794,587

Net increase (decrease) in net assets resulting from operations	(5,655,902)	18,723,290

Distributions to shareholders (Note 1)

From ordinary income

Net investment income

Class A	(3,226,628)	(2,219,236)

Class B	(27,598)	(12,653)

Class C	(6,421)	(1,638)

Class M	(38,311)	(12,118)

Class R	(12,113)	(2,995)

Class Y	(1,654,289)	(1,513,866)

Net realized short-term gain on investments

Class A	(974,031)	(1,319)

Class B	(9,908)	(9)

Class C	(2,256)	(1)

Class M	(12,728)	(9)

Class R	(3,711)	(2)

Class Y	(464,908)	(826)

From net realized long-term gain on investments

Class A	(11,248,483)	(4,451,666)

Class B	(114,425)	(31,883)

Class C	(26,053)	(4,866)

Class M	(146,989)	(29,101)

Class R	(42,853)	(6,407)

Class Y	(5,368,941)	(2,786,572)

Redemption fees (Note 1)	—	126

Decrease from capital share transactions (Note 4)	(21,530,635)	(20,049,758)

Total decrease in net assets	(50,567,183)	(12,401,509)

NET ASSETS

Beginning of period	143,494,226	155,895,735

End of period	$ 92,927,043	$143,494,226

Undistributed net investment income (loss), end of period	$ (1,523,599)	$ 1,508,126

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2015 Fund

DECREASE IN NET ASSETS

	Six months ended	Year ended
	1/31/08*	7/31/07

Operations:
Net investment income	$ 2,114,924	$ 3,738,703

Net realized gain on underlying Putnam Fund shares	4,392,791	9,775,654

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(9,593,399)	631,826

Net increase (decrease) in net assets resulting from operations	(3,085,684)	14,146,183

Distributions to shareholders (Note 1)

From ordinary income

Net investment income

Class A	(3,281,867)	(2,262,336)

Class B	(26,130)	(14,895)

Class C	(5,851)	(4,122)

Class M	(6,203)	(3,083)

Class R	(5,769)	(268)

Class Y	(1,526,996)	(1,454,848)

Net realized short-term gain on investments

Class A	(507,627)	(14,418)

Class B	(4,921)	(115)

Class C	(1,138)	(36)

Class M	(1,070)	(25)

Class R	(900)	(2)

Class Y	(221,155)	(8,618)

From net realized long-term gain on investments

Class A	(7,458,574)	(3,687,110)

Class B	(72,311)	(29,361)

Class C	(16,719)	(9,131)

Class M	(15,727)	(6,322)

Class R	(13,217)	(479)

Class Y	(3,249,431)	(2,203,814)

Redemption fees (Note 1)	675	27

Decrease from capital share transactions (Note 4)	(14,980,758)	(4,531,037)

Total decrease in net assets	(34,481,373)	(83,810)

NET ASSETS

Beginning of period	130,180,287	130,264,097

End of period	$ 95,698,914	$130,180,287

Undistributed net investment income (loss), end of period	$ (768,991)	$ 1,968,901

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

2010 Fund

DECREASE IN NET ASSETS

	Six months ended	Year ended
	1/31/08*	7/31/07

Operations:
Net investment income	$ 1,253,013	$ 2,614,121

Net realized gain on underlying Putnam Fund shares	956,228	2,982,218

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(3,003,855)	856,306

Net increase (decrease) in net assets resulting from operations	(794,614)	6,452,645

Distributions to shareholders (Note 1)

From ordinary income

Net investment income

Class A	(1,861,235)	(1,619,352)

Class B	(11,193)	(8,771)

Class C	(3,629)	(1,130)

Class M	(4,559)	(4,082)

Class R	(11,190)	(2,705)

Class Y	(883,336)	(1,140,275)

Net realized short-term gain on investments

Class A	(152,470)	(17,103)

Class B	(1,077)	(108)

Class C	(341)	(15)

Class M	(427)	(50)

Class R	(947)	(31)

Class Y	(68,328)	(11,264)

From net realized long-term gain on investments

Class A	(1,857,114)	(1,598,362)

Class B	(13,119)	(10,058)

Class C	(4,158)	(1,390)

Class M	(5,200)	(4,626)

Class R	(11,536)	(2,895)

Class Y	(832,244)	(1,052,719)

Redemption fees (Note 1)	188	1,258

Decrease from capital share transactions (Note 4)	(13,261,380)	(22,502,346)

Total decrease in net assets	(19,777,909)	(21,523,379)

NET ASSETS

Beginning of period	65,002,769	86,526,148

End of period	$ 45,224,860	$ 65,002,769

Undistributed net investment income (loss), end of period	$ (124,502)	$ 1,397,627

* Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets (Continued)

Maturity Fund

DECREASE IN NET ASSETS

	Six months ended	Year ended
	1/31/08*	7/31/07

Operations:
Net investment income	$ 642,257	$ 1,457,065

Net realized gain on underlying Putnam Fund shares	479,533	1,247,077

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	(1,400,800)	541,555

Net increase (decrease) in net assets resulting from operations	(279,010)	3,245,697

Distributions to shareholders (Note 1)

From ordinary income

Net investment income

Class A	(533,383)	(1,151,724)

Class B	(1,924)	(5,222)

Class C	(22)	(579)

Class M	(3,559)	(2,339)

Class R	(2,064)	(2,487)

Class Y	(216,817)	(418,150)

Net realized short-term gain on investments

Class A	(115,219)	(14,502)

Class B	(388)	(61)

Class C	(6)	(11)

Class M	(1,199)	(37)

Class R	(467)	(32)

Class Y	(42,327)	(4,384)

From net realized long-term gain on investments

Class A	(863,945)	(503,150)

Class B	(2,912)	(2,123)

Class C	(43)	(370)

Class M	(8,993)	(1,276)

Class R	(3,500)	(1,098)

Class Y	(317,380)	(152,111)

Redemption fees (Note 1)	1	579

Decrease from capital share transactions (Note 4)	(4,683,030)	(13,515,229)

Total decrease in net assets	(7,076,187)	(12,528,609)

NET ASSETS

Beginning of period	32,695,884	45,224,493

End of period	$25,619,697	$ 32,695,884

Undistributed net investment income (loss), end of period	$ (99,904)	$ 15,608

* Unaudited

The accompanying notes are an integral part of these financial statements.

This page left blank intentionally.

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)	net assets (%)	(%)

Putnam RetirementReady 2050 Fund
CLASS A
January 31, 2008†	$63.60	.55(d)	(5.60)	(5.05)	(1.00)	(7.13)	(8.13)	—	$50.42	(9.04)*	$7,327	.18*(d)	.90*(d)	107.13*
July 31, 2007	56.44	.52(d)	8.65	9.17	(.99)	(1.02)	(2.01)	—(e)	63.60	16.35	10,042	.34(d)	.81(d)	67.99
July 31, 2006	54.36	.48(d,f)	3.33	3.81	(.80)	(.93)	(1.73)	—(e)	56.44	7.07	2,852	.35(d)	.86(d,f)	96.90
July 31, 2005**	50.00	(.01)(d)	4.37	4.36	—	—	—	—	54.36	8.72*	274	.09*(d)	(.02)*(d)	24.76*

CLASS B
January 31, 2008†	$63.12	.32(d)	(5.58)	(5.26)	(.55)	(7.13)	(7.68)	—	$50.18	(9.39)*	$144	.55*(d)	.54*(d)	107.13*
July 31, 2007	56.18	.07(d)	8.59	8.66	(.70)	(1.02)	(1.72)	—(e)	63.12	15.50	143	1.09(d)	.12(d)	67.99
July 31, 2006	54.25	.24(d,f)	3.14	3.38	(.52)	(.93)	(1.45)	—(e)	56.18	6.26	45	1.10(d)	.43(d,f)	96.90
July 31, 2005**	50.00	(.08)(d)	4.33	4.25	—	—	—	—	54.25	8.50*	31	.28*(d)	(.16)*(d)	24.76*

CLASS C
January 31, 2008†	$63.43	.46(d)	(5.73)	(5.27)	(.84)	(7.13)	(7.97)	—	$50.19	(9.39)*	$24	.55*(d)	.78*(d)	107.13*
July 31, 2007	56.21	(.29)(d)	8.96	8.67	(.43)	(1.02)	(1.45)	—(e)	63.43	15.49	16	1.09(d)	(.44)(d)	67.99
July 31, 2006	54.25	.73(d,f)	2.66	3.39	(.50)	(.93)	(1.43)	—(e)	56.21	6.29	1	1.10(d)	1.31(d,f)	96.90
July 31, 2005**	50.00	(.08)(d)	4.33	4.25	—	—	—	—	54.25	8.50*	4	.28*(d)	(.16)*(d)	24.76*

CLASS M
January 31, 2008†	$63.41	.42(d)	(5.61)	(5.19)	(.82)	(7.13)	(7.95)	—	$50.27	(9.28)*	$33	.43*(d)	.70*(d)	107.13*
July 31, 2007	56.28	(.07)(d)	8.88	8.81	(.66)	(1.02)	(1.68)	—(e)	63.41	15.74	29	.84(d)	(.11)(d)	67.99
July 31, 2006	54.28	.45(d,f)	3.07	3.52	(.59)	(.93)	(1.52)	—(e)	56.28	6.52	3	.85(d)	.78(d,f)	96.90
July 31, 2005**	50.00	(.05)(d)	4.33	4.28	—	—	—	—	54.28	8.56*	3	.22*(d)	(.09)*(d)	24.76*

CLASS R
January 31, 2008†	$63.42	.55(d)	(5.66)	(5.11)	(.97)	(7.13)	(8.10)	—	$50.21	(9.15)*	$112	.30*(d)	.92*(d)	107.13*
July 31, 2007	56.37	.24(d)	8.76	9.00	(.93)	(1.02)	(1.95)	—(e)	63.42	16.08	66	.59(d)	.38(d)	67.99
July 31, 2006	54.32	.22(d,f)	3.43	3.65	(.67)	(.93)	(1.60)	—(e)	56.37	6.75	10	.60(d)	.40(d,f)	96.90
July 31, 2005**	50.00	(.02)(d)	4.34	4.32	—	—	—	—	54.32	8.64*	1	.15*(d)	(.04)*(d)	24.76*

CLASS Y
January 31, 2008†	$63.84	.56(d)	(5.55)	(4.99)	(1.16)	(7.13)	(8.29)	—	$50.56	(8.93)*	$3,038	.05*(d)	.90*(d)	107.13*
July 31, 2007	56.57	.58(d)	8.77	9.35	(1.06)	(1.02)	(2.08)	—(e)	63.84	16.65	5,128	.09(d)	.90(d)	67.99
July 31, 2006	54.38	.62(d,f)	3.34	3.96	(.84)	(.93)	(1.77)	—(e)	56.57	7.34	1,047	.10(d)	1.09(d,f)	96.90
July 31, 2005**	50.00	.03(d)	4.35	4.38	—	—	—	—	54.38	8.76*	134	.03*(d)	.05*(d)	24.76*

See page 98 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

78	79

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)	net assets (%)	(%)

Putnam RetirementReady 2045 Fund
CLASS A
January 31, 2008†	$79.24	.69(d)	(5.96)	(5.27)	(2.73)	(16.82)	(19.55)	—	$54.42	(8.73)*	$14,582	.17*(d)	.93*(d)	93.00*
July 31, 2007	72.28	.74(d)	10.94	11.68	(1.32)	(3.40)	(4.72)	—(e)	79.24	16.36	22,590	.33(d)	.93(d)	78.06
July 31, 2006	70.75	.83(d,f)	4.42	5.25	(1.20)	(2.52)	(3.72)	—(e)	72.28	7.50	15,085	.35(d)	1.14(d,f)	55.76
July 31, 2005***	63.42	.28(d)	7.63	7.91	(.58)	—	(.58)	—	70.75	12.51*	8,136	.26*(d)	.41*(d)	42.17*

CLASS B
January 31, 2008†	$76.34	.43(d)	(5.72)	(5.29)	(2.33)	(16.82)	(19.15)	—	$51.90	(9.07)*	$155	.55*(d)	.62*(d)	93.00*
July 31, 2007	69.98	.12(d)	10.60	10.72	(.96)	(3.40)	(4.36)	—(e)	76.34	15.49	158	1.08(d)	.16(d)	78.06
July 31, 2006	68.83	(.01)(d,f)	4.59	4.58	(.91)	(2.52)	(3.43)	—(e)	69.98	6.71	81	1.10(d)	(.01)(d,f)	55.76
July 31, 2005***	62.00	(.24)(d)	7.58	7.34	(.51)	—	(.51)	—	68.83	11.87*	17	.82*(d)	(.37)*(d)	42.17*

CLASS C
January 31, 2008†	$76.85	.42(d)	(5.77)	(5.35)	(2.34)	(16.82)	(19.16)	—	$52.34	(9.08)*	$19	.55*(d)	.60*(d)	93.00*
July 31, 2007	70.27	.09(d)	10.67	10.76	(.78)	(3.40)	(4.18)	—(e)	76.85	15.48	17	1.08(d)	.12(d)	78.06
July 31, 2006	68.84	.32(d,f)	4.26	4.58	(.63)	(2.52)	(3.15)	—(e)	70.27	6.70	9	1.10(d)	.46(d,f)	55.76
July 31, 2005***	62.00	(.26)(d)	7.61	7.35	(.51)	—	(.51)	—	68.84	11.89*	10	.82*(d)	(.39)*(d)	42.17*

CLASS M
January 31, 2008†	$77.20	.55(d)	(5.95)	(5.40)	(.99)	(16.82)	(17.81)	—	$53.99	(8.96)*	$2	.42*(d)	.78*(d)	93.00*
July 31, 2007	70.38	.42(d)	10.57	10.99	(.77)	(3.40)	(4.17)	—(e)	77.20	15.79	1	.83(d)	.54(d)	78.06
July 31, 2006	68.94	.51(d,f)	4.26	4.77	(.81)	(2.52)	(3.33)	—(e)	70.38	6.97	8	.85(d)	.72(d,f)	55.76
July 31, 2005***	62.00	(.06)(d)	7.54	7.48	(.54)	—	(.54)	—	68.94	12.09*	9	.64*(d)	(.09)*(d)	42.17*

CLASS R
January 31, 2008†	$80.59	.66(d)	(6.14)	(5.48)	(2.72)	(16.82)	(19.54)	—	$55.57	(8.85)*	$315	.30*(d)	.91*(d)	93.00*
July 31, 2007	73.67	.42(d)	11.28	11.70	(1.38)	(3.40)	(4.78)	—(e)	80.59	16.09	193	.58(d)	.52(d)	78.06
July 31, 2006 (1)	72.20	(.06)(d,f)	1.53	1.47	—	—	—	—(e)	73.67	2.04*	19	.36*(d)	(.09)*(d,f)	55.76
December 19, 2005 (2)	69.06	1.48(d)	1.66	3.14	—	—	—	—	72.20	4.55*	—	.23*(d)	2.12*(d)	36.08*
July 31, 2005***	62.00	.30(d)	7.32	7.62	(.56)	—	(.56)	—	69.06	12.33*	1	.45*(d)	.45*(d)	42.17*

CLASS Y
January 31, 2008†	$87.06	.75(d)	(6.59)	(5.84)	(2.97)	(16.82)	(19.79)	—	$61.43	(8.63)*	$6,204	.04*(d)	.90*(d)	93.00*
July 31, 2007	78.94	1.08(d)	11.90	12.98	(1.46)	(3.40)	(4.86)	—(e)	87.06	16.66	12,015	.08(d)	1.25(d)	78.06
July 31, 2006	76.88	1.09(d,f)	4.82	5.91	(1.33)	(2.52)	(3.85)	—(e)	78.94	7.77	10,378	.10(d)	1.37(d,f)	36.08
July 31, 2005***	68.76	.46(d)	8.26	8.72	(.60)	—	(.60)	—	76.88	12.72*	7,926	.07*(d)	.63*(d)	42.17*

See page 98 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

80	81

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)	net assets (%)	(%)

Putnam RetirementReady 2040 Fund
CLASS A
January 31, 2008†	$78.37	.76(d)	(5.91)	(5.15)	(2.76)	(14.81)	(17.57)	—	$55.65	(8.39)*	$20,439	.17*(d)	1.03*(d)	91.95*
July 31, 2007	72.11	.87(d)	10.34	11.21	(1.39)	(3.56)	(4.95)	—(e)	78.37	15.77	30,802	.33(d)	1.11(d)	60.17
July 31, 2006	70.81	.89(d,f)	4.28	5.17	(1.18)	(2.69)	(3.87)	—(e)	72.11	7.38	21,829	.35(d)	1.24(d,f)	54.52
July 31, 2005***	63.50	.32(d)	7.51	7.83	(.52)	—	(.52)	—(e)	70.81	12.37*	12,230	.26*(d)	.48*(d)	39.79*

CLASS B
January 31, 2008†	$75.43	.43(d)	(5.63)	(5.20)	(2.21)	(14.81)	(17.02)	—	$53.21	(8.73)*	$266	.55*(d)	.61*(d)	91.95*
July 31, 2007	69.82	.23(d)	10.04	10.27	(1.10)	(3.56)	(4.66)	—(e)	75.43	14.91	278	1.08(d)	.30(d)	60.17
July 31, 2006	68.82	.15(d,f)	4.34	4.49	(.80)	(2.69)	(3.49)	—(e)	69.82	6.58	127	1.10(d)	.22(d,f)	54.52
July 31, 2005***	62.00	(.25)(d)	7.52	7.27	(.45)	—	(.45)	—(e)	68.82	11.75*	37	.82*(d)	(.38)*(d)	39.79*

CLASS C
January 31, 2008†	$75.69	.48(d)	(5.68)	(5.20)	(2.54)	(14.81)	(17.35)	—	$53.14	(8.74)*	$26	.55*(d)	.69*(d)	91.95*
July 31, 2007	70.00	.03(d)	10.28	10.31	(1.06)	(3.56)	(4.62)	—(e)	75.69	14.92	18	1.08(d)	.05(d)	60.17
July 31, 2006	68.83	.32(d,f)	4.18	4.50	(.64)	(2.69)	(3.33)	—(e)	70.00	6.60	2	1.10(d)	.46(d,f)	54.52
July 31, 2005***	62.00	.06(d)	7.22	7.28	(.45)	—	(.45)	—(e)	68.83	11.77*	1	.82*(d)	.09*(d)	39.79*

CLASS M
January 31, 2008†	$75.81	.59(d)	(5.74)	(5.15)	(2.25)	(14.81)	(17.06)	—	$53.60	(8.62)*	$18	.42*(d)	.84*(d)	91.95*
July 31, 2007	70.03	.57(d)	9.93	10.50	(1.16)	(3.56)	(4.72)	—(e)	75.81	15.19	14	.83(d)	.76(d)	60.17
July 31, 2006	68.88	.45(d,f)	4.22	4.67	(.83)	(2.69)	(3.52)	—(e)	70.03	6.85	23	.85(d)	.64(d,f)	54.52
July 31, 2005***	62.00	.07(d)	7.33	7.40	(.52)	—	(.52)	—(e)	68.88	11.96*	11	.64*(d)	.11*(d)	39.79*

CLASS R
January 31, 2008†	$79.90	.74(d)	(6.11)	(5.37)	(2.78)	(14.81)	(17.59)	—	$56.94	(8.51)*	$452	.30*(d)	1.02*(d)	91.95*
July 31, 2007	73.56	.61(d)	10.63	11.24	(1.34)	(3.56)	(4.90)	—(e)	79.90	15.49	158	.58(d)	.75(d)	60.17
July 31, 2006 (1)	72.11	.04(d,f)	1.41	1.45	—	—	—	—(e)	73.56	2.01*	46	.36*(d)	.05*(d,f)	54.52
December 19, 2005 (2)	69.04	1.47(d)	1.60	3.07	—	—	—	—	72.11	4.45*	—	.23*(d)	2.10*(d)	39.73*
July 31, 2005***	62.00	.31(d)	7.23	7.54	(.50)	—	(.50)	—(e)	69.04	12.20*	1	.45*(d)	.47*(d)	39.79*

CLASS Y
January 31, 2008†	$85.80	.81(d)	(6.48)	(5.67)	(2.97)	(14.81)	(17.78)	—	$62.35	(8.28)*	$8,186	.04*(d)	.98*(d)	91.95*
July 31, 2007	78.47	1.19(d)	11.24	12.43	(1.54)	(3.56)	(5.10)	—(e)	85.80	16.06	16,298	.08(d)	1.39(d)	60.17
July 31, 2006	76.67	1.15(d,f)	4.65	5.80	(1.31)	(2.69)	(4.00)	—(e)	78.47	7.66	12,548	.10(d)	1.46(d,f)	54.52
July 31, 2005***	68.61	.50(d)	8.10	8.60	(.54)	—	(.54)	—(e)	76.67	12.58*	8,983	.07*(d)	.68*(d)	39.79*

See page 98 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

82	83

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)	net assets (%)	(%)

Putnam RetirementReady 2035 Fund
CLASS A
January 31, 2008†	$75.48	.79(d)	(5.43)	(4.64)	(2.77)	(14.07)	(16.84)	—	$54.00	(7.84)*	$30,124	.17*(d)	1.11*(d)	90.97*
July 31, 2007	70.33	.98(d)	9.53	10.51	(1.46)	(3.90)	(5.36)	—(e)	75.48	15.18	43,169	.33(d)	1.30(d)	58.16
July 31, 2006	69.50	1.00(d,f)	3.73	4.73	(1.25)	(2.65)	(3.90)	—(e)	70.33	6.87	31,513	.35(d)	1.41(d,f)	51.70
July 31, 2005***	62.61	.38(d)	6.96	7.34	(.45)	—	(.45)	—	69.50	11.76*	21,274	.26*(d)	.58*(d)	36.45*

CLASS B
January 31, 2008†	$72.25	.51(d)	(5.18)	(4.67)	(2.33)	(14.07)	(16.40)	—	$51.18	(8.20)*	$512	.55*(d)	.77*(d)	90.97*
July 31, 2007	67.68	.40(d)	9.16	9.56	(1.09)	(3.90)	(4.99)	—(e)	72.25	14.32	510	1.08(d)	.55(d)	58.16
July 31, 2006	67.35	.38(d,f)	3.68	4.06	(1.08)	(2.65)	(3.73)	—(e)	67.68	6.08	308	1.10(d)	.55(d,f)	51.70
July 31, 2005***	61.00	(.08)(d)	6.87	6.79	(.44)	—	(.44)	—	67.35	11.15*	67	.82*(d)	(.13)*(d)	36.45*

CLASS C
January 31, 2008†	$72.42	.51(d)	(5.18)	(4.67)	(2.41)	(14.07)	(16.48)	—	$51.27	(8.21)*	$99	.55*(d)	.76*(d)	90.97*
July 31, 2007	68.13	.42(d)	9.19	9.61	(1.42)	(3.90)	(5.32)	—(e)	72.42	14.31	83	1.08(d)	.58(d)	58.16
July 31, 2006	67.41	.18(d,f)	3.92	4.10	(.73)	(2.65)	(3.38)	—(e)	68.13	6.13	7	1.10(d)	.26(d,f)	51.70
July 31, 2005***	61.00	.10(d)	6.69	6.79	(.38)	—	(.38)	—	67.41	11.15*	1	.82*(d)	.15*(d)	36.45*

CLASS M
January 31, 2008†	$72.84	.59(d)	(5.21)	(4.62)	(2.44)	(14.07)	(16.51)	—	$51.71	(8.08)*	$64	.42*(d)	.87*(d)	90.97*
July 31, 2007	68.10	.54(d)	9.26	9.80	(1.16)	(3.90)	(5.06)	—(e)	72.84	14.60	63	.83(d)	.74(d)	58.16
July 31, 2006	67.47	.56(d,f)	3.69	4.25	(.97)	(2.65)	(3.62)	—(e)	68.10	6.35	37	.85(d)	.82(d,f)	51.70
July 31, 2005***	61.00	(.01)(d)	6.92	6.91	(.44)	—	(.44)	—	67.47	11.35*	20	.64*(d)	(.02)*(d)	36.45*

CLASS R
January 31, 2008†	$74.06	.71(d)	(5.33)	(4.62)	(2.74)	(14.07)	(16.81)	—	$52.63	(7.97)*	$372	.30*(d)	1.04*(d)	90.97*
July 31, 2007	69.31	.63(d)	9.53	10.16	(1.51)	(3.90)	(5.41)	—(e)	74.06	14.89	302	.58(d)	.83(d)	58.16
July 31, 2006	67.61	.65(d,f)	3.70	4.35	—	(2.65)	(2.65)	—(e)	69.31	6.48	25	.60(d)	.96(d,f)	51.70
July 31, 2005***	61.00	.35(d)	6.70	7.05	(.44)	—	(.44)	—	67.61	11.58*	1	.45*(d)	.52*(d)	36.45*

CLASS Y
January 31, 2008†	$82.84	.88(d)	(6.00)	(5.12)	(2.98)	(14.07)	(17.05)	—	$60.67	(7.76)*	$16,187	.04*(d)	1.11*(d)	90.97*
July 31, 2007	76.67	1.30(d)	10.38	11.68	(1.61)	(3.90)	(5.51)	—(e)	82.84	15.47	29,456	.08(d)	1.57(d)	58.16
July 31, 2006	75.37	1.25(d,f)	4.09	5.34	(1.39)	(2.65)	(4.04)	—(e)	76.67	7.16	26,650	.10(d)	1.63(d,f)	51.70
July 31, 2005***	67.76	.56(d)	7.52	8.08	(.47)	—	(.47)	—	75.37	11.96*	20,730	.07*(d)	.77*(d)	36.45*

See page 98 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

84	85

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)	net assets (%)	(%)

Putnam RetirementReady 2030 Fund
CLASS A
January 31, 2008†	$74.13	.86(d)	(5.03)	(4.17)	(2.80)	(13.80)	(16.60)	—	$53.36	(7.21)*	$40,536	.17*(d)	1.24*(d)	89.03*
July 31, 2007	69.46	1.11(d)	8.84	9.95	(1.52)	(3.76)	(5.28)	—(e)	74.13	14.57	55,378	.32(d)	1.50(d)	65.00
July 31, 2006	68.65	1.10(d,f)	3.36	4.46	(1.28)	(2.37)	(3.65)	—(e)	69.46	6.57	46,153	.35(d)	1.57(d,f)	48.81
July 31, 2005***	62.16	.44(d)	6.47	6.91	(.42)	—	(.42)	—	68.65	11.14*	32,720	.26*(d)	.66*(d)	34.59*

CLASS B
January 31, 2008†	$71.81	.57(d)	(4.85)	(4.28)	(2.31)	(13.80)	(16.11)	—	$51.42	(7.57)*	$686	.55*(d)	.87*(d)	89.03*
July 31, 2007	67.56	.53(d)	8.60	9.13	(1.12)	(3.76)	(4.88)	—(e)	71.81	13.70	609	1.07(d)	.74(d)	65.00
July 31, 2006	67.07	.59(d,f)	3.25	3.84	(.98)	(2.37)	(3.35)	—(e)	67.56	5.77	302	1.10(d)	.86(d,f)	48.81
July 31, 2005***	61.00	(.13)(d)	6.55	6.42	(.35)	—	(.35)	—	67.07	10.54*	225	.82*(d)	(.20)*(d)	34.59*

CLASS C
January 31, 2008†	$72.17	.57(d)	(4.87)	(4.30)	(2.42)	(13.80)	(16.22)	—	$51.65	(7.58)*	$100	.55*(d)	.86*(d)	89.03*
July 31, 2007	67.43	.33(d)	8.80	9.13	(.63)	(3.76)	(4.39)	—(e)	72.17	13.71	90	1.07(d)	.45(d)	65.00
July 31, 2006	67.06	.64(d,f)	3.20	3.84	(1.10)	(2.37)	(3.47)	—(e)	67.43	5.77	43	1.10(d)	.95(d,f)	48.81
July 31, 2005***	61.00	(.06)(d)	6.47	6.41	(.35)	—	(.35)	—	67.06	10.52*	22	.82*(d)	(.10)*(d)	34.59*

CLASS M
January 31, 2008†	$71.92	.67(d)	(4.86)	(4.19)	(2.48)	(13.80)	(16.28)	—	$51.45	(7.46)*	$741	.42*(d)	.99*(d)	89.03*
July 31, 2007	67.73	.75(d)	8.58	9.33	(1.38)	(3.76)	(5.14)	—(e)	71.92	13.99	776	.82(d)	1.04(d)	65.00
July 31, 2006	67.14	.37(d,f)	3.64	4.01	(1.05)	(2.37)	(3.42)	—(e)	67.73	6.03	604	.85(d)	.54(d,f)	48.81
July 31, 2005***	61.00	.02(d)	6.52	6.54	(.40)	—	(.40)	—	67.14	10.74*	43	.64*(d)	.03*(d)	34.59*

CLASS R
January 31, 2008†	$72.08	.80(d)	(4.91)	(4.11)	(2.81)	(13.80)	(16.61)	—	$51.36	(7.35)*	$573	.30*(d)	1.23*(d)	89.03*
July 31, 2007	67.75	.80(d)	8.72	9.52	(1.43)	(3.76)	(5.19)	—(e)	72.08	14.27	246	.57(d)	1.10(d)	65.00
July 31, 2006	67.27	.87(d,f)	3.31	4.18	(1.33)	(2.37)	(3.70)	—(e)	67.75	6.29	81	.60(d)	1.28(d,f)	48.81
July 31, 2005***	61.00	.39(d)	6.28	6.67	(.40)	—	(.40)	—	67.27	10.96*	1	.45*(d)	.58*(d)	34.59*

CLASS Y
January 31, 2008†	$80.65	.99(d)	(5.53)	(4.54)	(3.01)	(13.80)	(16.81)	—	$59.30	(7.11)*	$24,585	.04*(d)	1.29*(d)	89.03*
July 31, 2007	75.11	1.43(d)	9.54	10.97	(1.67)	(3.76)	(5.43)	—(e)	80.65	14.85	36,228	.07(d)	1.78(d)	65.00
July 31, 2006	73.90	1.35(d,f)	3.65	5.00	(1.42)	(2.37)	(3.79)	—(e)	75.11	6.84	42,547	.10(d)	1.79(d,f)	48.81
July 31, 2005***	66.78	.57(d)	6.99	7.56	(.44)	—	(.44)	—	73.90	11.35*	37,340	.07*(d)	.81*(d)	34.59*

See page 98 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

86	87

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)	net assets (%)	(%)

Putnam RetirementReady 2025 Fund
CLASS A
January 31, 2008†	$77.02	.95(d)	(4.77)	(3.82)	(2.89)	(14.11)	(17.00)	—	$56.20	(6.39)*	$48,940	.17*(d)	1.31*(d)	84.32*
July 31, 2007	72.98	1.29(d)	8.69	9.98	(1.64)	(4.30)	(5.94)	—(e)	77.02	13.91	68,996	.32(d)	1.67(d)	62.81
July 31, 2006	72.26	1.27(d,f)	3.15	4.42	(1.36)	(2.34)	(3.70)	—(e)	72.98	6.19	61,670	.35(d)	1.74(d,f)	53.14
July 31, 2005***	65.75	.52(d)	6.39	6.91	(.40)	—	(.40)	—(e)	72.26	10.53*	48,529	.26*(d)	.75*(d)	25.48*

CLASS B
January 31, 2008†	$73.72	.66(d)	(4.54)	(3.88)	(2.42)	(14.11)	(16.53)	—	$53.31	(6.73)*	$999	.55*(d)	.96*(d)	84.32*
July 31, 2007	70.26	.67(d)	8.37	9.04	(1.28)	(4.30)	(5.58)	—(e)	73.72	13.06	1,144	1.07(d)	.90(d)	62.81
July 31, 2006	69.94	.59(d,f)	3.16	3.75	(1.09)	(2.34)	(3.43)	—(e)	70.26	5.40	717	1.10(d)	.84(d,f)	53.14
July 31, 2005***	64.00	(.05)(d)	6.38	6.33	(.39)	—	(.39)	—(e)	69.94	9.91*	211	.82*(d)	(.08)*(d)	25.48*

CLASS C
January 31, 2008†	$73.99	.66(d)	(4.56)	(3.90)	(2.46)	(14.11)	(16.57)	—	$53.52	(6.74)*	$186	.55*(d)	.96*(d)	84.32*
July 31, 2007	70.43	.68(d)	8.39	9.07	(1.21)	(4.30)	(5.51)	—(e)	73.99	13.07	181	1.07(d)	.91(d)	62.81
July 31, 2006	70.00	.53(d,f)	3.22	3.75	(.98)	(2.34)	(3.32)	—(e)	70.43	5.41	103	1.10(d)	.74(d,f)	53.14
July 31, 2005***	64.00	(.04)(d)	6.36	6.32	(.32)	—	(.32)	—(e)	70.00	9.89*	45	.82*(d)	(.05)*(d)	25.48*

CLASS M
January 31, 2008†	$74.22	.74(d)	(4.56)	(3.82)	(2.54)	(14.11)	(16.65)	—	$53.75	(6.62)*	$281	.42*(d)	1.07*(d)	84.32*
July 31, 2007	70.55	.87(d)	8.40	9.27	(1.30)	(4.30)	(5.60)	—(e)	74.22	13.34	295	.82(d)	1.16(d)	62.81
July 31, 2006	70.06	.84(d,f)	3.09	3.93	(1.10)	(2.34)	(3.44)	—(e)	70.55	5.66	264	.85(d)	1.19(d,f)	53.14
July 31, 2005***	64.00	.11(d)	6.35	6.46	(.40)	—	(.40)	—(e)	70.06	10.12*	173	.64*(d)	.17*(d)	25.48*

CLASS R
January 31, 2008†	$74.22	.85(d)	(4.57)	(3.72)	(2.87)	(14.11)	(16.98)	—	$53.52	(6.50)*	$505	.30*(d)	1.26*(d)	84.32*
July 31, 2007	70.70	.98(d)	8.50	9.48	(1.66)	(4.30)	(5.96)	—(e)	74.22	13.64	284	.57(d)	1.31(d)	62.81
July 31, 2006	70.21	.65(d,f)	3.47	4.12	(1.29)	(2.34)	(3.63)	—(e)	70.70	5.93	111	.60(d)	.97(d,f)	53.14
July 31, 2005***	64.00	.42(d)	6.17	6.59	(.38)	—	(.38)	—(e)	70.21	10.31*	1	.45*(d)	.64*(d)	25.48*

CLASS Y
January 31, 2008†	$77.39	.99(d)	(4.73)	(3.74)	(3.11)	(14.11)	(17.22)	—	$56.43	(6.27)*	$33,028	.04*(d)	1.35*(d)	84.32*
July 31, 2007	73.28	1.52(d)	8.70	10.22	(1.81)	(4.30)	(6.11)	—(e)	73.28	14.20	51,638	.07(d)	1.96(d)	62.81
July 31, 2006	72.50	1.42(d,f)	3.21	4.63	(1.51)	(2.34)	(3.85)	—(e)	73.28	6.47	59,810	.10(d)	1.93(d,f)	53.14
July 31, 2005***	65.87	.63(d)	6.42	7.05	(.42)	—	(.42)	—(e)	72.50	10.72*	60,668	.07*(d)	.90*(d)	25.48*

See page 98 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

88	89

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)	net assets (%)	(%)

Putnam RetirementReady 2020 Fund
CLASS A
January 31, 2008†	$69.20	.95(d)	(3.87)	(2.92)	(2.67)	(10.11)	(12.78)	—	$53.50	(5.25)*	$55,840	.17*(d)	1.43*(d)	81.18*
July 31, 2007	66.20	1.39(d)	6.67	8.06	(1.68)	(3.38)	(5.06)	—(e)	69.20	12.36	88,759	.32(d)	1.99(d)	56.03
July 31, 2006	66.06	1.28(d,f)	1.90	3.18	(1.33)	(1.71)	(3.04)	—(e)	66.20	4.86	81,232	.35(d)	1.93(d,f)	46.91
July 31, 2005***	60.69	.54(d)	5.16	5.70	(.33)	—	(.33)	—	66.06	9.41*	53,180	.26*(d)	.85*(d)	30.16*

CLASS B
January 31, 2008†	$67.43	.68(d)	(3.77)	(3.09)	(2.25)	(10.11)	(12.36)	—	$51.98	(5.63)*	$839	.55*(d)	1.07*(d)	81.18*
July 31, 2007	64.77	.84(d)	6.54	7.38	(1.34)	(3.38)	(4.72)	—(e)	67.43	11.53	750	1.07(d)	1.23(d)	56.03
July 31, 2006	64.94	.77(d,f)	1.87	2.64	(1.10)	(1.71)	(2.81)	—(e)	64.77	4.08	543	1.10(d)	1.18(d,f)	46.91
July 31, 2005***	60.00	.08(d)	5.18	5.26	(.32)	—	(.32)	—	64.94	8.79*	241	.82*(d)	.12*(d)	30.16*

CLASS C
January 31, 2008†	$67.77	.69(d)	(3.79)	(3.10)	(2.29)	(10.11)	(12.40)	—	$52.27	(5.60)*	$188	.55*(d)	1.07*(d)	81.18*
July 31, 2007	64.89	.80(d)	6.60	7.40	(1.14)	(3.38)	(4.52)	—(e)	67.77	11.53	178	1.07(d)	1.16(d)	56.03
July 31, 2006	64.97	.76(d,f)	1.87	2.63	(1.00)	(1.71)	(2.71)	—(e)	64.89	4.06	109	1.10(d)	1.16(d,f)	46.91
July 31, 2005***	60.00	.08(d)	5.19	5.27	(.30)	—	(.30)	—	64.97	8.79*	61	.82*(d)	.12*(d)	30.16*

CLASS M
January 31, 2008†	$67.79	.76(d)	(3.78)	(3.02)	(2.43)	(10.11)	(12.54)	—	$52.23	(5.51)*	$1,089	.42*(d)	1.18*(d)	81.18*
July 31, 2007	64.99	.99(d)	6.60	7.59	(1.41)	(3.38)	(4.79)	—(e)	67.79	11.82	1,056	.82(d)	1.44(d)	56.03
July 31, 2006	65.05	.97(d,f)	1.83	2.80	(1.15)	(1.71)	(2.86)	—(e)	64.99	4.34	535	.85(d)	1.49(d,f)	46.91
July 31, 2005***	60.00	.19(d)	5.20	5.39	(.34)	—	(.34)	—	65.05	9.00*	276	.64*(d)	.30*(d)	30.16*

CLASS R
January 31, 2008†	$67.88	.83(d)	(3.76)	(2.93)	(2.63)	(10.11)	(12.74)	—(e)	$52.21	(5.36)*	$477	.29*(d)	1.32*(d)	81.18*
July 31, 2007	65.08	1.16(d)	6.60	7.76	(1.58)	(3.38)	(4.96)	—(e)	67.88	12.09	232	.57(d)	1.69(d)	56.03
July 31, 2006	65.23	1.18(d,f)	1.81	2.99	(1.43)	(1.71)	(3.14)	—(e)	65.08	4.62	102	.60(d)	1.81(d,f)	46.91
July 31, 2005***	60.00	.44(d)	5.10	5.54	(.31)	—	(.31)	—	65.23	9.25*	1	.45*(d)	.71*(d)	30.16*

CLASS Y
January 31, 2008†	$74.57	1.09(d)	(4.19)	(3.10)	(2.87)	(10.11)	(12.98)	—	$58.49	(5.12)*	$34,494	.04*(d)	1.51*(d)	81.18*
July 31, 2007	70.95	1.69(d)	7.14	8.83	(1.83)	(3.38)	(5.21)	—(e)	74.57	12.63	52,519	.07(d)	2.26(d)	56.03
July 31, 2006	70.54	1.56(d,f)	2.03	3.59	(1.47)	(1.71)	(3.18)	—(e)	70.95	5.13	73,375	.10(d)	2.18(d,f)	46.91
July 31, 2005***	64.69	.68(d)	5.52	6.20	(.35)	—	(.35)	—	70.54	9.60*	66,682	.07*(d)	1.01*(d)	30.16*

See page 98 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

90	91

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)	net assets (%)	(%)

Putnam RetirementReady 2015 Fund
CLASS A
January 31, 2008†	$67.89	1.12(d)	(2.88)	(1.76)	(2.78)	(6.75)	(9.53)	—(e)	$56.60	(3.12)*	$65,700	.17*(d)	1.70*(d)	79.77*
July 31, 2007	65.72	1.74(d)	4.98	6.72	(1.73)	(2.82)	(4.55)	—(e)	67.89	10.37	83,238	.32(d)	2.55(d)	68.94
July 31, 2006	67.28	1.54(d,f)	.93	2.47	(1.60)	(2.43)	(4.03)	—(e)	65.72	3.71	66,033	.35(d)	2.31(d,f)	62.70
July 31, 2005***	62.62	.66(d)	4.28	4.94	(.28)	—	(.28)	—	67.28	7.90*	56,457	.26*(d)	1.01*(d)	26.37*

CLASS B
January 31, 2008†	$66.22	.84(d)	(2.81)	(1.97)	(2.28)	(6.75)	(9.03)	—(e)	$55.22	(3.50)*	$696	.55*(d)	1.31*(d)	79.77*
July 31, 2007	64.39	1.20(d)	4.88	6.08	(1.43)	(2.82)	(4.25)	—(e)	66.22	9.55	781	1.07(d)	1.80(d)	68.94
July 31, 2006	66.27	.95(d,f)	1.00	1.95	(1.40)	(2.43)	(3.83)	—(e)	64.39	2.95	372	1.10(d)	1.46(d,f)	62.70
July 31, 2005***	62.00	.22(d)	4.30	4.52	(.25)	—	(.25)	—	66.27	7.30*	165	.82*(d)	.35*(d)	26.37*

CLASS C
January 31, 2008†	$66.35	.86(d)	(2.83)	(1.97)	(2.21)	(6.75)	(8.96)	—(e)	$55.42	(3.49)*	$229	.55*(d)	1.34*(d)	79.77*
July 31, 2007	64.37	1.18(d)	4.89	6.07	(1.27)	(2.82)	(4.09)	—(e)	66.35	9.54	168	1.07(d)	1.77(d)	68.94
July 31, 2006	66.25	1.01(d,f)	.93	1.94	(1.39)	(2.43)	(3.82)	—(e)	64.37	2.93	231	1.10(d)	1.56(d,f)	62.70
July 31, 2005***	62.00	.25(d)	4.28	4.53	(.28)	—	(.28)	—	66.25	7.32*	90	.82*(d)	.38*(d)	26.37*

CLASS M
January 31, 2008†	$66.75	.94(d)	(2.84)	(1.90)	(2.49)	(6.75)	(9.24)	—(e)	$55.61	(3.38)*	$185	.42*(d)	1.47*(d)	79.77*
July 31, 2007	64.67	1.37(d)	4.90	6.27	(1.37)	(2.82)	(4.19)	—(e)	66.75	9.82	156	.82(d)	2.03(d)	68.94
July 31, 2006	66.38	1.24(d,f)	.87	2.11	(1.39)	(2.43)	(3.82)	—(e)	64.67	3.19	139	.85(d)	1.89(d,f)	62.70
July 31, 2005***	62.00	.35(d)	4.30	4.65	(.27)	—	(.27)	—	66.38	7.52*	142	.64*(d)	.54*(d)	26.37*

CLASS R
January 31, 2008†	$66.79	1.01(d)	(2.82)	(1.81)	(2.76)	(6.75)	(9.51)	—(e)	$55.47	(3.26)*	$193	.29*(d)	1.59*(d)	79.77*
July 31, 2007	64.74	1.48(d)	4.97	6.45	(1.58)	(2.82)	(4.40)	—(e)	66.79	10.09	112	.57(d)	2.16(d)	68.94
July 31, 2006	66.54	1.82(d,f)	.50	2.32	(1.69)	(2.43)	(4.12)	—(e)	64.74	3.51	4	.60(d)	2.82(d,f)	62.70
July 31, 2005***	62.00	.55(d)	4.25	4.80	(.26)	—	(.26)	—	66.54	7.75*	1	.45*(d)	.84*(d)	26.37*

CLASS Y
January 31, 2008†	$68.18	1.19(d)	(2.87)	(1.68)	(2.97)	(6.75)	(9.72)	—(e)	$56.78	(3.00)*	$28,695	.04*(d)	1.79*(d)	79.77*
July 31, 2007	65.95	1.90(d)	5.01	6.91	(1.86)	(2.82)	(4.68)	—(e)	68.18	10.64	45,725	.07(d)	2.78(d)	68.94
July 31, 2006	67.48	1.67(d,f)	.98	2.65	(1.75)	(2.43)	(4.18)	—(e)	65.95	3.97	63,487	.10(d)	2.49(d,f)	62.70
July 31, 2005***	62.71	.77(d)	4.30	5.07	(.30)	—	(.30)	—	67.48	8.10*	84,103	.07*(d)	1.18*(d)	26.37*

See page 98 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

92	93

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)	net assets (%)	(%)

Putnam RetirementReady 2010 Fund
CLASS A
January 31, 2008†	$59.21	1.16(d)	(2.00)	(.84)	(2.71)	(2.93)	(5.64)	—(e)	$52.73	(1.65)*	$26,966	.17*(d)	1.99*(d)	91.99*
July 31, 2007	58.69	1.96(d)	2.72	4.68	(2.08)	(2.08)	(4.16)	—(e)	59.21	8.11	40,696	.31(d)	3.29(d)	56.75
July 31, 2006	59.72	1.68(d,f)	(.17)	1.51	(1.52)	(1.02)	(2.54)	—(e)	58.69	2.54	44,579	.34(d)	2.84(d,f)	61.79
July 31, 2005***	56.79	.73(d)	2.42	3.15	(.22)	—	(.22)	—	59.72	5.55*	39,291	.26*(d)	1.26*(d)	33.53*

CLASS B
January 31, 2008†	$57.84	.93(d)	(1.96)	(1.03)	(2.31)	(2.93)	(5.24)	—(e)	$51.57	(2.02)*	$267	.55*(d)	1.64*(d)	91.99*
July 31, 2007	57.57	1.49(d)	2.65	4.14	(1.79)	(2.08)	(3.87)	—(e)	57.84	7.29	253	1.06(d)	2.55(d)	56.75
July 31, 2006	58.59	1.20(d,f)	(.15)	1.05	(1.05)	(1.02)	(2.07)	—(e)	57.57	1.78	228	1.09(d)	2.08(d,f)	61.79
July 31, 2005***	56.00	.37(d)	2.42	2.79	(.20)	—	(.20)	—	58.59	4.98*	84	.82*(d)	.65*(d)	33.53*

CLASS C
January 31, 2008†	$57.67	.93(d)	(1.96)	(1.03)	(2.36)	(2.93)	(5.29)	—(e)	$51.35	(2.02)*	$130	.55*(d)	1.64*(d)	91.99*
July 31, 2007	57.30	1.49(d)	2.63	4.12	(1.67)	(2.08)	(3.75)	—(e)	57.67	7.28	91	1.06(d)	2.55(d)	56.75
July 31, 2006	58.62	1.23(d,f)	(.18)	1.05	(1.35)	(1.02)	(2.37)	—(e)	57.30	1.78	36	1.09(d)	2.12(d,f)	61.79
July 31, 2005***	56.00	.41(d)	2.38	2.79	(.17)	—	(.17)	—	58.62	4.98*	15	.82*(d)	.71*(d)	33.53*

CLASS M
January 31, 2008†	$57.85	.98(d)	(1.95)	(.97)	(2.37)	(2.93)	(5.30)	—(e)	$51.58	(1.91)*	$147	.42*(d)	1.73*(d)	91.99*
July 31, 2007	57.46	1.63(d)	2.65	4.28	(1.81)	(2.08)	(3.89)	—(e)	57.85	7.56	126	.81(d)	2.79(d)	56.75
July 31, 2006	58.73	1.38(d,f)	(.18)	1.20	(1.45)	(1.02)	(2.47)	—(e)	57.46	2.03	124	.84(d)	2.39(d,f)	61.79
July 31, 2005***	56.00	.56(d)	2.34	2.90	(.17)	—	(.17)	—	58.73	5.19*	55	.64*(d)	.97*(d)	33.53*

CLASS R
January 31, 2008†	$58.00	1.07(d)	(1.96)	(.89)	(2.62)	(2.93)	(5.55)	—(e)	$51.56	(1.77)*	$255	.30*(d)	1.88*(d)	91.99*
July 31, 2007	57.56	1.78(d)	2.66	4.44	(1.92)	(2.08)	(4.00)	—(e)	58.00	7.83	216	.56(d)	3.05(d)	56.75
July 31, 2006	58.83	1.60(d,f)	(.25)	1.35	(1.60)	(1.02)	(2.62)	—(e)	57.56	2.30	80	.59(d)	2.80(d,f)	61.79
July 31, 2005***	56.00	.59(d)	2.43	3.02	(.19)	—	(.19)	—	58.83	5.41*	1	.45*(d)	1.06*(d)	33.53*

CLASS Y
January 31, 2008†	$62.15	1.29(d)	(2.09)	(.80)	(2.87)	(2.93)	(5.80)	—(e)	$55.55	(1.52)*	$17,460	.04*(d)	2.09*(d)	91.99*
July 31, 2007	61.41	2.20(d)	2.85	5.05	(2.23)	(2.08)	(4.31)	—(e)	62.15	8.36	23,621	.06(d)	3.52(d)	56.75
July 31, 2006	62.35	1.90(d,f)	(.17)	1.73	(1.65)	(1.02)	(2.67)	—(e)	61.41	2.79	41,478	.09(d)	3.07(d,f)	61.79
July 31, 2005***	59.18	.86(d)	2.54	3.40	(.23)	—	(.23)	—	62.35	5.76*	44,492	.07*(d)	1.42*(d)	33.53*

See page 98 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

94	95

Financial highlights (For a common share outstanding throughout the period) (Continued)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Redemption	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)	investments	operations	income	investments	distributions	fees	of period	value (%)(b)	(in thousands)	assets (%)(c)	net assets (%)	(%)

Putnam RetirementReady Maturity Fund
CLASS A
January 31, 2008†	$57.13	1.11(d)	(1.71)	(.60)	(1.32)	(2.47)	(3.79)	—	$52.74	(1.16)*	$16,742	.17*(d)	1.96*(d)	100.13*
July 31, 2007	55.97	1.98(d)	2.13	4.11	(2.13)	(.82)	(2.95)	—(e)	57.13	7.43	22,651	.33(d)	3.45(d)	62.34
July 31, 2006	57.51	1.74(d,f)	(.70)	1.04	(1.83)	(.75)	(2.58)	—(e)	55.97	1.82	31,206	.35(d)	3.07(d,f)	61.89
July 31, 2005***	55.96	.80(d)	1.50	2.30	(.75)	—	(.75)	—	57.51	4.15*	25,732	.26*(d)	1.41*(d)	41.89*

CLASS B
January 31, 2008†	$57.17	.86(d)	(1.67)	(.81)	(1.06)	(2.47)	(3.53)	—	$52.83	(1.54)*	$44	.55*(d)	1.51*(d)	100.13*
July 31, 2007	56.01	1.56(d)	2.13	3.69	(1.71)	(.82)	(2.53)	—(e)	57.17	6.65	219	1.08(d)	2.70(d)	62.34
July 31, 2006	57.54	1.31(d,f)	(.70)	.61	(1.39)	(.75)	(2.14)	—(e)	56.01	1.06	138	1.10(d)	2.31(d,f)	61.89
July 31, 2005***	56.00	.47(d)	1.51	1.98	(.44)	—	(.44)	—	57.54	3.55*	124	.82*(d)	.83*(d)	41.89*

CLASS C
January 31, 2008†	$57.27	.87(d)	(1.66)	(.79)	(1.10)	(2.47)	(3.57)	—	$52.91	(1.51)*	$1	.55*(d)	1.59*(d)	100.13*
July 31, 2007	56.04	1.58(d)	2.10	3.68	(1.63)	(.82)	(2.45)	—(e)	57.27	6.62	1	1.08(d)	2.77(d)	62.34
July 31, 2006	57.56	1.36(d,f)	(.73)	.63	(1.40)	(.75)	(2.15)	—(e)	56.04	1.09	1	1.10(d)	2.31(d,f)	61.89
July 31, 2005***	56.00	.46(d)	1.54	2.00	(.44)	—	(.44)	—	57.56	3.59*	1	.82*(d)	.81*(d)	41.89*

CLASS M
January 31, 2008†	$57.27	1.01(d)	(1.75)	(.74)	(1.22)	(2.47)	(3.69)	—(e)	$52.84	(1.41)*	$232	.42*(d)	1.87*(d)	100.13*
July 31, 2007	55.99	1.69(d)	2.13	3.82	(1.72)	(.82)	(2.54)	—(e)	57.27	6.88	14	.83(d)	2.94(d)	62.34
July 31, 2006	57.54	1.57(d,f)	(.81)	.76	(1.56)	(.75)	(2.31)	—(e)	55.99	1.33	75	.85(d)	2.86(d,f)	61.89
July 31, 2005***	56.00	.61(d)	1.49	2.10	(.56)	—	(.56)	—	57.54	3.76*	2	.64*(d)	1.07*(d)	41.89*

CLASS R
January 31, 2008†	$57.15	1.03(d)	(1.69)	(.66)	(1.26)	(2.47)	(3.73)	—	$52.76	(1.28)*	$132	.29*(d)	1.84*(d)	100.13*
July 31, 2007	55.99	1.85(d)	2.12	3.97	(1.99)	(.82)	(2.81)	—(e)	57.15	7.16	81	.58(d)	3.22(d)	62.34
July 31, 2006	57.56	1.62(d,f)	(.73)	.89	(1.71)	(.75)	(2.46)	—(e)	55.99	1.56	48	.60(d)	2.97(d,f)	61.89
July 31, 2005***	56.00	.67(d)	1.54	2.21	(.65)	—	(.65)	—	57.56	3.97*	1	.45*(d)	1.19*(d)	41.89*

CLASS Y
January 31, 2008†	$57.27	1.18(d)	(1.71)	(.53)	(1.39)	(2.47)	(3.86)	—	$52.88	(1.04)*	$8,469	.04*(d)	2.08*(d)	100.13*
July 31, 2007	56.11	2.13(d)	2.13	4.26	(2.28)	(.82)	(3.10)	—(e)	57.27	7.70	9,729	.08(d)	3.70(d)	62.34
July 31, 2006	57.65	1.86(d,f)	(.68)	1.18	(1.97)	(.75)	(2.72)	—(e)	56.11	2.07	13,756	.10(d)	3.26(d,f)	61.89
July 31, 2005***	56.08	.89(d)	1.53	2.42	(.85)	—	(.85)	—	57.65	4.34*	21,787	.07*(d)	1.56*(d)	41.89*

See page 98 for Notes to Financial Highlights.

The accompanying notes are an integral part of these financial statements.

96	97

Financial highlights (Continued)

* Not annualized.

** For the period May 2, 2005 (commencement of operations) to July 31, 2005.

*** For the period November 1, 2004 (commencement of operations) to July 31, 2005.

† Unaudited.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Expense ratios do not include expenses of the underlying funds.

(d) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each funds’ average net assets (Note 2).

	1/31/08	7/31/07	7/31/06	7/31/05

Putnam RetirementReady 2050 Fund	0.01%	0.04%	3.23%	12.75%

Putnam RetirementReady 2045 Fund	<0.01	0.01	0.10	0.57

Putnam RetirementReady 2040 Fund	<0.01	0.01	0.08	0.40

Putnam RetirementReady 2035 Fund	<0.01	0.01	0.04	0.20

Putnam RetirementReady 2030 Fund	<0.01	0.01	0.02	0.13

Putnam RetirementReady 2025 Fund	<0.01	0.01	0.01	0.08

Putnam RetirementReady 2020 Fund	<0.01	0.01	<0.01	0.07

Putnam RetirementReady 2015 Fund	<0.01	0.01	<0.01	0.06

Putnam RetirementReady 2010 Fund	<0.01	0.02	0.01	0.09

Putnam RetirementReady Maturity Fund	0.00	0.00	0.05	0.28

(e) Amount represents less than $0.01 per share.

(f) The net investment income ratios and per share amounts shown for the period ending July 31, 2006 may not correspond with the expected class specific differences for the period due to the timing of sales and repurchases of fund shares in relation to when distributions from the underlying Putnam funds were received.

(1) For the period December 22, 2005 to July 31, 2006.

(2) For the period August 1, 2005 to December 19, 2005. All class R shares for Fund 2045 and Fund 2040 were liquidated on December 19, 2005.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 1/31/08 (Unaudited)

Note 1: Significant accounting policies

Each of Putnam RetirementReady Funds: Putnam RetirementReady 2050 Fund, Putnam Retirement-Ready 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam Retirement-Ready 2025 Fund, Putnam RetirementReady 2020 Fund, Putnam RetirementReady 2015 Fund, Putnam RetirementReady 2010 Fund and Putnam RetirementReady Maturity Fund, (collectively the “funds”) is a series of Putnam RetirementReady Funds, a Massachusetts business trust organized on June 8, 2004 (the “Trust”). Each fund is a diversified open-end investment company under the Investment Company Act of 1940, as amended, each of which is represented by a series of shares of beneficial interest. Each fund, except the Putnam RetirementReady Maturity Fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. The Putnam Retirement-Ready Maturity Fund seeks as high a rate of current income as Putnam Investment Management, LLC (“Putnam Management”), the funds’ manager, a wholly-owned subsidiary of Putnam, LLC., believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2010. The tenth fund is named Putnam RetirementReady Maturity Fund. In July 2007 the Trustees approved a plan to extend each target date fund’s life an additional five years past the current target date. Beginning with the target date each fund will be renamed to include “Maturity.” At the end of the five years each fund will merge into the Putnam RetirementReady Maturity Fund.

These financial statements report on each fund which may invest in the following Putnam Funds: Putnam Income Fund, Putnam Capital Opportunities Fund, The Putnam Fund for Growth and Income, Putnam Money Market Fund, Putnam International Equity Fund and Putnam Voyager Fund (the “underlying Putnam Funds”), which are managed by Putnam Management. In July 2007 the Trustees approved a plan to add nine underlying funds to each portfolio. On September 10, 2007, the following underlying Putnam Funds were added to each fund: Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam High Yield Advantage Fund, Putnam Income Strategies Fund, Putnam International Growth and Income Fund, Putnam International New Opportunities Fund, Putnam Investors Fund, Putnam Mid Cap Value Fund and Putnam Vista Fund. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee benefit plans, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs.

A 1.00% redemption fee may apply on any shares that are redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAV’s of the underlying Putnam Funds in which it invests. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Each underlying Putnam Fund, except Putnam Money Market Fund, values its investments for which market quotations are readily available at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, each underlying Putnam Fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by each underlying Putnam fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that each underlying Putnam Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

The valuation of Putnam Money Market Fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

C) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

The aggregate identified cost on a tax basis for each fund is as follows:

				Cost for
			Net	Federal
	Unrealized	Unrealized	Unrealized	Income Tax
	Appreciation	(Depreciation)	(Depreciation)	Purposes

RetirementReady
2050 Fund	$—	$ (2,044,091)	$ (2,044,091)	$ 13,276,632
2045 Fund	—	(4,078,092)	(4,078,092)	26,776,291
2040 Fund	—	(5,417,921)	(5,417,921)	36,816,193
2035 Fund	—	(8,288,976)	(8,288,976)	58,398,646
2030 Fund	—	(11,378,568)	(11,378,568)	82,499,926
2025 Fund	—	(13,071,689)	(13,071,689)	103,103,873
2020 Fund	—	(12,266,835)	(12,266,835)	112,822,166
2015 Fund	—	(9,496,967)	(9,496,967)	111,871,254
2010 Fund	—	(3,391,177)	(3,391,177)	55,823,347
Maturity Fund	—	(1,765,299)	(1,765,299)	30,497,559

D) Distributions to shareholders Each fund normally distributes any net investment income and any realized capital gains, annually, except the Putnam RetirementReady Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

E) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Putnam Management is paid for management and investment advisory services monthly at an annual rate of 0.05% based on the average net assets of each fund.

Putnam Management has agreed to waive fees and reimburse expenses of each fund through June 30, 2009, to the extent necessary to ensure that each fund’s expenses (exclusive of the underlying Putnam Fund expenses) do not exceed the simple average of the expenses of all front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the funds. The expense reimbursement is based on a comparison of each funds’ expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through July 31, 2008, to the extent that expenses of each fund (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, fees and expenses of the underlying funds in which each fund invests, and payments under the fund’s distribution plan) would exceed an annual rate of 0.10% of each fund’s average net assets.

For the period ended January 31, 2008, each fund’s expenses were limited to the lower of the limits specified above and accordingly, Putnam Management waived the following of its management fee from each fund:

Fees waived and reimbursed
by the Manager

RetirementReady
2050 Fund	$1,404
2045 Fund	728
2040 Fund	824
2035 Fund	997
2030 Fund	652
2025 Fund	846
2020 Fund	567
2015 Fund	144
2010 Fund	362
Maturity Fund	—

Each fund has adopted distribution plans (the “Plans”) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the funds’ at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M, and class R shares, respectively.

For the six months ended January 31, 2008, Putnam Retail Management, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges (CDSC) from redemptions of class B and class C shares, in the following amounts:

	Class A	Class M
	Net	Net	Class B	Class C
	Commissions	Commissions	CDSC	CDSC

RetirementReady
2050 Fund	$3,035	$ —	$ 83	$ —
2045 Fund	423	1	162	—
2040 Fund	308	2	1,053	—
2035 Fund	4,274	46	608	—
2030 Fund	760	80	48	—
2025 Fund	1,663	47	3,033	29
2020 Fund	742	331	529	—
2015 Fund	765	2	552	—
2010 Fund	166	—	244	—
Maturity Fund	87	—	—	—

Total	$12,223	$509	$6,312	$29

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended January 31, 2008, Putnam Retail Management, acting as underwriter, received no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the six months ended January 31, 2008, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Purchase cost	Sale proceeds

RetirementReady
2050 Fund	$ 15,741,406	$ 17,917,820
2045 Fund	28,868,827	37,310,799
2040 Fund	39,947,467	50,805,763
2035 Fund	61,945,403	77,460,264
2030 Fund	79,150,361	90,810,503
2025 Fund	97,574,968	118,218,754
2020 Fund	109,212,393	140,018,245
2015 Fund	99,034,326	118,855,624
2010 Fund	57,576,710	67,320,962
Maturity Fund	32,486,576	35,229,022

Note 4: Capital shares

At January 31, 2008, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

RetirementReady 2050 Fund

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS A	Shares	Amount	Shares	Amount

Shares sold	48,802	$ 2,943,262	179,319	$11,267,448

Shares issued in connection with
reinvestment of distributions	21,306	1,174,600	3,118	191,928

	70,108	4,117,862	182,437	11,459,376

Shares repurchased	(82,683)	(4,852,016)	(75,085)	(4,810,497)

Net increase (decrease)	(12,575)	$ (734,154)	107,352	$ 6,648,879

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS B	Shares	Amount	Shares	Amount

Shares sold	536	$ 28,942	1,984	$121,240

Shares issued in connection with
reinvestment of distributions	312	17,171	44	2,685

	848	46,113	2,028	123,925

Shares repurchased	(243)	(13,602)	(558)	(34,718)

Net increase	605	$ 32,511	1,470	$ 89,207

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS C	Shares	Amount	Shares	Amount

Shares sold	198	$12,186	404	$ 26,008

Shares issued in connection with
reinvestment of distributions	56	3,093	—*	30

	254	15,279	404	26,038

Shares repurchased	(29)	(1,904)	(177)	(11,501)

Net increase	225	$13,375	227	$ 14,537

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS M	Shares	Amount	Shares	Amount

Shares sold	119	$ 6,970	481	$30,088

Shares issued in connection with
reinvestment of distributions	77	4,211	2	104

	196	11,181	483	30,192

Shares repurchased	(1)	1	(82)	(5,312)

Net increase	195	$11,182	401	$24,880

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS R	Shares	Amount	Shares	Amount

Shares sold	1,101	$64,830	914	$57,678

Shares issued in connection with
reinvestment of distributions	233	12,783	10	623

	1,334	77,613	924	58,301

Shares repurchased	(143)	(9,336)	(52)	(3,429)

Net increase	1,191	$68,277	872	$54,872

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS Y	Shares	Amount	Shares	Amount

Shares sold	52,766	$ 3,256,999	83,798	$ 5,313,786

Shares issued in connection with
reinvestment of distributions	8,745	483,374	930	57,390

	61,511	3,740,373	84,728	5,371,176

Shares repurchased	(81,756)	(5,112,349)	(22,895)	(1,438,728)

Net increase (decrease)	(20,245)	$(1,371,976)	61,833	$ 3,932,448

RetirementReady 2045 Fund

	Six months ended 1/31/08:		Year ended 7/31/07:

CLASS A	Shares	Amount	Shares	Amount

Shares sold	75,952	$ 5,430,119	221,201	$ 17,486,899

Shares issued in connection with
reinvestment of distributions	80,710	4,794,958	15,844	1,215,221

	156,662	10,225,077	237,045	18,702,120

Shares repurchased	(173,765)	(12,051,684)	(160,661)	(12,909,326)

Net increase (decrease)	(17,103)	$ (1,826,607)	76,384	$ 5,792,794

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS B	Shares	Amount	Shares	Amount

Shares sold	393	$ 29,156	1,183	$ 87,778

Shares issued in connection with
reinvestment of distributions	809	45,866	88	6,567

	1,202	75,022	1,271	94,345

Shares repurchased	(274)	(15,326)	(364)	(26,790)

Net increase	928	$ 59,696	907	$ 67,555

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS C	Shares	Amount	Shares	Amount

Shares sold	82	$ 5,925	82	$6,400

Shares issued in connection with
reinvestment of distributions	90	5,137	9	602

	172	11,062	91	7,002

Shares repurchased	(25)	(1,976)	(2)	(71)

Net increase	147	$ 9,086	89	$6,931

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS M	Shares	Amount	Shares	Amount

Shares sold	11	$611	133	$ 10,424

Shares issued in connection with
reinvestment of distributions	4	277	5	361

	15	888	138	10,785

Shares repurchased	—	—	(234)	(18,727)

Net increase (decrease)	15	$888	(96)	$ (7,942)

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS R	Shares	Amount	Shares	Amount

Shares sold	2,386	$166,059	2,296	$186,690

Shares issued in connection with
reinvestment of distributions	1,144	69,405	54	4,224

	3,530	235,464	2,350	190,914

Shares repurchased	(263)	(16,330)	(203)	(16,979)

Net increase	3,267	$219,134	2,147	$173,935

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS Y	Shares	Amount	Shares	Amount

Shares sold	35,849	$ 2,698,829	119,221	$ 10,282,381

Shares issued in connection with
reinvestment of distributions	24,534	1,645,268	8,346	702,235

	60,383	4,344,097	127,567	10,984,616

Shares repurchased	(97,394)	(8,025,254)	(121,032)	(10,343,194)

Net increase (decrease)	(37,011)	$(3,681,157)	6,535	$ 641,422

RetirementReady 2040 Fund

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS A	Shares	Amount	Shares	Amount

Shares sold	100,984	$ 7,350,711	239,293	$ 18,657,424

Shares issued in connection with
reinvestment of distributions	105,379	6,378,581	23,105	1,754,062

	206,363	13,729,292	262,398	20,411,486

Shares repurchased	(232,126)	(15,760,652)	(172,078)	(13,659,572)

Net increase (decrease)	(25,763)	$ (2,031,360)	90,320	$ 6,751,914

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS B	Shares	Amount	Shares	Amount

Shares sold	880	$ 54,975	2,423	$184,052

Shares issued in connection with
reinvestment of distributions	1,006	58,252	144	10,534

	1,886	113,227	2,567	194,586

Shares repurchased	(573)	(42,910)	(704)	(52,960)

Net increase	1,313	$ 70,317	1,863	$141,626

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS C	Shares	Amount	Shares	Amount

Shares sold	160	$10,839	206	$16,187

Shares issued in connection with
reinvestment of distributions	98	5,708	3	186

	258	16,547	209	16,373

Shares repurchased	(11)	(833)	(1)	(40)

Net increase	247	$15,714	208	$16,333

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS M	Shares	Amount	Shares	Amount

Shares sold	88	$6,010	341	$ 25,782

Shares issued in connection with
reinvestment of distributions	68	3,963	25	1,894

	156	9,973	366	27,676

Shares repurchased	(3)	(215)	(512)	(38,957)

Net increase (decrease)	153	$9,758	(146)	$(11,281)

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS R	Shares	Amount	Shares	Amount

Shares sold	5,171	$350,898	1,574	$128,022

Shares issued in connection with
reinvestment of distributions	1,216	75,338	59	4,587

	6,387	426,236	1,633	132,609

Shares repurchased	(427)	(26,207)	(276)	(22,091)

Net increase	5,960	$400,029	1,357	$110,518

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS Y	Shares	Amount	Shares	Amount

Shares sold	40,517	$ 3,065,410	119,748	$10,205,105

Shares issued in connection with
reinvestment of distributions	31,100	2,108,628	10,490	870,596

	71,617	5,174,038	130,238	11,075,701

Shares repurchased	(130,262)	(10,526,966)	(100,194)	(8,443,187)

Net increase (decrease)	(58,645)	$ (5,352,928)	30,044	$ 2,632,514

RetirementReady 2035 Fund

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS A	Shares	Amount	Shares	Amount

Shares sold	163,998	$ 11,503,475	327,462	$ 24,804,881

Shares issued in connection with
reinvestment of distributions	153,963	9,000,712	37,192	2,722,507

	317,961	20,504,187	364,654	27,527,388

Shares repurchased	(331,985)	(21,910,743)	(240,818)	(18,471,483)

Net increase (decrease)	(14,024)	$ (1,406,556)	123,836	$ 9,055,905

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS B	Shares	Amount	Shares	Amount

Shares sold	1,525	$103,115	3,203	$235,740

Shares issued in connection with
reinvestment of distributions	2,140	118,663	367	25,891

	3,665	221,778	3,570	261,631

Shares repurchased	(715)	(46,389)	(1,064)	(77,712)

Net increase	2,950	$175,389	2,506	$183,919

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS C	Shares	Amount	Shares	Amount

Shares sold	393	$22,708	1,019	$74,371

Shares issued in connection with
reinvestment of distributions	382	21,185	49	3,505

	775	43,893	1,068	77,876

Shares repurchased	(2)	(82)	(19)	(1,445)

Net increase	773	$43,811	1,049	$76,431

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS M	Shares	Amount	Shares	Amount

Shares sold	148	$ 8,391	427	$ 30,815

Shares issued in connection with
reinvestment of distributions	258	14,489	44	3,159

	406	22,880	471	33,974

Shares repurchased	(30)	(2,159)	(155)	(11,771)

Net increase	376	$20,721	316	$ 22,203

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS R	Shares	Amount	Shares	Amount

Shares sold	2,699	$168,932	4,195	$317,255

Shares issued in connection with
reinvestment of distributions	1,501	85,525	79	5,648

	4,200	254,457	4,274	322,903

Shares repurchased	(1,212)	(67,922)	(562)	(40,498)

Net increase	2,988	$186,535	3,712	$282,405

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS Y	Shares	Amount	Shares	Amount

Shares sold	69,576	$ 5,080,282	161,525	$ 13,340,407

Shares issued in connection with
reinvestment of distributions	62,928	4,132,480	22,233	1,783,016

	132,504	9,212,762	183,758	15,123,423

Shares repurchased	(221,296)	(17,120,318)	(175,775)	(14,300,207)

Net increase (decrease)	(88,792)	$ (7,907,556)	7,983	$ 823,216

RetirementReady 2030 Fund

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS A	Shares	Amount	Shares	Amount

Shares sold	199,458	$ 13,687,589	390,809	$ 29,041,086

Shares issued in connection with
reinvestment of distributions	206,799	11,876,495	54,526	3,923,114

	406,257	25,564,084	445,335	32,964,200

Shares repurchased	(393,545)	(25,127,418)	(362,737)	(27,307,535)

Net increase	12,712	$ 436,666	82,598	$ 5,656,665

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS B	Shares	Amount	Shares	Amount

Shares sold	3,072	$174,720	5,545	$ 395,532

Shares issued in connection with
reinvestment of distributions	2,386	132,177	464	32,513

	5,458	306,897	6,009	428,045

Shares repurchased	(592)	(34,826)	(1,993)	(146,412)

Net increase	4,866	$272,071	4,016	$ 281,633

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS C	Shares	Amount	Shares	Amount

Shares sold	311	$17,715	1,153	$ 81,439

Shares issued in connection with
reinvestment of distributions	375	20,845	26	1,844

	686	38,560	1,179	83,283

Shares repurchased	(1)	(75)	(564)	(40,032)

Net increase	685	$38,485	615	$ 43,251

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS M	Shares	Amount	Shares	Amount

Shares sold	871	$ 56,732	3,250	$ 238,774

Shares issued in connection with
reinvestment of distributions	3,234	179,192	813	56,962

	4,105	235,924	4,063	295,736

Shares repurchased	(490)	(32,065)	(2,192)	(156,021)

Net increase	3,615	$203,859	1,871	$ 139,715

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS R	Shares	Amount	Shares	Amount

Shares sold	6,151	$403,820	2,900	$212,070

Shares issued in connection with
reinvestment of distributions	1,972	109,084	120	8,362

	8,123	512,904	3,020	220,432

Shares repurchased	(364)	(27,100)	(802)	(60,244)

Net increase	7,759	$485,804	2,218	$160,188

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS Y	Shares	Amount	Shares	Amount

Shares sold	85,576	$ 6,333,862	199,282	$ 15,994,811

Shares issued in connection with
reinvestment of distributions	94,699	6,043,711	34,778	2,718,258

	180,275	12,377,573	234,060	18,713,069

Shares repurchased	(214,895)	(16,259,474)	(351,336)	(27,870,670)

Net decrease	(34,620)	$ (3,881,901)	(117,276)	$ (9,157,601)

RetirementReady 2025 Fund

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS A	Shares	Amount	Shares	Amount

Shares sold	194,005	$ 13,675,158	480,827	$ 37,320,545

Shares issued in connection with
reinvestment of distributions	241,779	14,528,513	71,387	5,341,148

	435,784	28,203,671	552,214	42,661,693

Shares repurchased	(460,827)	(30,197,748)	(501,490)	(39,320,045)

Net increase (decrease)	(25,043)	$ (1,994,077)	50,724	$ 3,341,648

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS B	Shares	Amount	Shares	Amount

Shares sold	2,188	$ 149,421	5,591	$416,293

Shares issued in connection with
reinvestment of distributions	4,147	236,558	916	65,893

	6,335	385,979	6,507	482,186

Shares repurchased	(3,113)	(197,213)	(1,192)	(88,614)

Net increase	3,222	$ 188,766	5,315	$393,572

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS C	Shares	Amount	Shares	Amount

Shares sold	462	$ 30,440	858	$64,183

Shares issued in connection with
reinvestment of distributions	746	42,743	136	9,803

	1,208	73,183	994	73,986

Shares repurchased	(179)	(12,964)	(19)	(1,441)

Net increase	1,029	$ 60,219	975	$72,545

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS M	Shares	Amount	Shares	Amount

Shares sold	673	$ 48,198	1,565	$ 117,469

Shares issued in connection with
reinvestment of distributions	1,166	67,036	286	20,751

	1,839	115,234	1,851	138,220

Shares repurchased	(585)	(42,719)	(1,620)	(122,811)

Net increase	1,254	$ 72,515	231	$ 15,409

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS R	Shares	Amount	Shares	Amount

Shares sold	4,262	$274,453	2,154	$161,701

Shares issued in connection with
reinvestment of distributions	1,691	96,785	147	10,565

	5,953	371,238	2,301	172,266

Shares repurchased	(337)	(20,636)	(44)	(3,328)

Net increase	5,616	$350,602	2,257	$168,938

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS Y	Shares	Amount	Shares	Amount

Shares sold	109,254	$ 7,361,180	248,767	$ 19,295,928

Shares issued in connection with
reinvestment of distributions	142,145	8,574,194	59,267	4,448,612

	251,399	15,935,374	308,034	23,744,540

Shares repurchased	(333,387)	(23,981,837)	(457,014)	(34,966,421)

Net decrease	(81,988)	$ (8,046,463)	(148,980)	$(11,221,881)

RetirementReady 2020 Fund

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS A	Shares	Amount	Shares	Amount

Shares sold	211,089	$ 13,818,836	559,546	$ 38,918,335

Shares issued in connection with
reinvestment of distributions	272,165	15,423,590	98,782	6,671,753

	483,254	29,242,426	658,328	45,590,088

Shares repurchased	(722,147)	(42,944,821)	(602,866)	(42,348,611)

Net increase (decrease)	(238,893)	$(13,702,395)	55,462	$ 3,241,477

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS B	Shares	Amount	Shares	Amount

Shares sold	3,825	$235,481	4,659	$ 320,383

Shares issued in connection with
reinvestment of distributions	2,531	139,446	638	42,235

	6,356	374,927	5,297	362,618

Shares repurchased	(1,338)	(87,335)	(2,567)	(175,491)

Net increase	5,018	$287,592	2,730	$ 187,127

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS C	Shares	Amount	Shares	Amount

Shares sold	388	$23,997	1,357	$ 91,484

Shares issued in connection with
reinvestment of distributions	627	34,730	98	6,505

	1,015	58,727	1,455	97,989

Shares repurchased	(55)	(3,771)	(497)	(33,140)

Net increase	960	$54,956	958	$ 64,849

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS M	Shares	Amount	Shares	Amount

Shares sold	3,227	$ 193,818	17,809	$1,223,630

Shares issued in connection with
reinvestment of distributions	3,577	198,028	622	41,228

	6,804	391,846	18,431	1,264,858

Shares repurchased	(1,530)	(101,405)	(11,084)	(762,568)

Net increase	5,274	$ 290,441	7,347	$ 502,290

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS R	Shares	Amount	Shares	Amount

Shares sold	4,664	$268,899	1,739	$119,596

Shares issued in connection with
reinvestment of distributions	1,061	58,677	142	9,404

	5,725	327,576	1,881	129,000

Shares repurchased	(7)	(448)	(30)	(2,047)

Net increase	5,718	$327,128	1,851	$126,953

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS Y	Shares	Amount	Shares	Amount

Shares sold	91,415	$ 6,285,615	253,031	$ 18,843,101

Shares issued in connection with
reinvestment of distributions	120,893	7,488,138	59,189	4,301,264

	212,308	13,773,753	312,220	23,144,365

Shares repurchased	(326,810)	(22,562,110)	(642,219)	(47,316,819)

Net decrease	(114,502)	$ (8,788,357)	(329,999)	$(24,172,454)

RetirementReady 2015 Fund

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS A	Shares	Amount	Shares	Amount

Shares sold	198,959	$ 12,954,738	753,679	$ 51,490,200

Shares issued in connection with
reinvestment of distributions	191,210	11,243,126	89,656	5,962,149

	390,169	24,197,864	843,335	57,452,349

Shares repurchased	(455,386)	(28,239,398)	(622,017)	(42,641,666)

Net increase (decrease)	(65,217)	$ (4,041,534)	221,318	$ 14,810,683

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS B	Shares	Amount	Shares	Amount

Shares sold	1,499	$ 93,571	7,885	$ 520,187

Shares issued in connection with
reinvestment of distributions	1,701	97,649	655	42,664

	3,200	191,220	8,540	562,851

Shares repurchased	(2,387)	(147,748)	(2,519)	(167,969)

Net increase	813	$ 43,472	6,021	$ 394,882

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS C	Shares	Amount	Shares	Amount

Shares sold	1,202	$67,526	375	$ 25,108

Shares issued in connection with
reinvestment of distributions	412	23,708	203	13,289

	1,614	91,234	578	38,397

Shares repurchased	(7)	(443)	(1,627)	(109,060)

Net increase (decrease)	1,607	$90,791	(1,049)	$ (70,663)

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS M	Shares	Amount	Shares	Amount

Shares sold	709	$41,981	2,520	$ 165,828

Shares issued in connection with
reinvestment of distributions	398	23,000	106	6,926

	1,107	64,981	2,626	172,754

Shares repurchased	(116)	(7,644)	(2,437)	(163,250)

Net increase	991	$57,337	189	$ 9,504

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS R	Shares	Amount	Shares	Amount

Shares sold	2,302	$144,038	1,713	$115,132

Shares issued in connection with
reinvestment of distributions	345	19,886	11	749

	2,647	163,924	1,724	115,881

Shares repurchased	(849)	(58,066)	(98)	(6,701)

Net increase	1,798	$105,858	1,626	$109,180

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS Y	Shares	Amount	Shares	Amount

Shares sold	65,382	$ 4,163,657	239,504	$ 16,341,840

Shares issued in connection with
reinvestment of distributions	84,733	4,997,582	54,998	3,667,280

	150,115	9,161,239	294,502	20,009,120

Shares repurchased	(315,371)	(20,397,921)	(586,552)	(39,793,743)

Net decrease	(165,256)	$(11,236,682)	(292,050)	$(19,784,623)

RetirementReady 2010 Fund

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS A	Shares	Amount	Shares	Amount

Shares sold	167,447	$ 9,686,063	320,011	$ 19,076,702

Shares issued in connection with
reinvestment of distributions	71,611	3,869,139	55,657	3,234,777

	239,058	13,555,202	375,668	22,311,479

Shares repurchased	(415,009)	(22,822,023)	(447,867)	(26,575,033)

Net decrease	(175,951)	$ (9,266,821)	(72,199)	$ (4,263,554)

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS B	Shares	Amount	Shares	Amount

Shares sold	852	$ 48,917	3,511	$ 206,477

Shares issued in connection with
reinvestment of distributions	481	25,389	332	18,937

	1,333	74,306	3,843	225,414

Shares repurchased	(528)	(29,561)	(3,426)	(199,682)

Net increase	805	$ 44,745	417	$ 25,732

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS C	Shares	Amount	Shares	Amount

Shares sold	1,015	$ 52,851	2,023	$116,953

Shares issued in connection with
reinvestment of distributions	154	8,128	45	2,535

	1,169	60,979	2,068	119,488

Shares repurchased	(218)	(12,558)	(1,129)	(66,260)

Net increase	951	$ 48,421	939	$ 53,228

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS M	Shares	Amount	Shares	Amount

Shares sold	742	$ 37,822	858	$ 49,935

Shares issued in connection with
reinvestment of distributions	192	10,186	154	8,758

	934	48,008	1,012	58,693

Shares repurchased	(268)	(15,541)	(987)	(57,675)

Net increase	666	$ 32,467	25	$ 1,018

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS R	Shares	Amount	Shares	Amount

Shares sold	1,173	$ 67,170	3,637	$209,326

Shares issued in connection with
reinvestment of distributions	448	23,673	98	5,631

	1,621	90,843	3,735	214,957

Shares repurchased	(408)	(23,832)	(1,403)	(81,082)

Net increase	1,213	$ 67,011	2,332	$133,875

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS Y	Shares	Amount	Shares	Amount

Shares sold	78,489	$ 4,695,947	147,962	$ 9,238,326

Shares issued in connection with
reinvestment of distributions	31,357	1,783,908	36,183	2,204,258

	109,846	6,479,855	184,145	11,442,584

Shares repurchased	(175,549)	(10,667,058)	(479,577)	(29,895,229)

Net decrease	(65,703)	$ (4,187,203)	(295,432)	$(18,452,645)

RetirementReady Maturity Fund

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS A	Shares	Amount	Shares	Amount

Shares sold	91,604	$ 5,123,067	254,298	$ 14,678,621

Shares issued in connection with
reinvestment of distributions	27,634	1,505,036	29,075	1,668,732

	119,238	6,628,103	283,373	16,347,353

Shares repurchased	(198,298)	(10,795,054)	(444,444)	(25,617,268)

Net decrease	(79,060)	$ (4,166,951)	(161,071)	$ (9,269,915)

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS B	Shares	Amount	Shares	Amount

Shares sold	3	$ 150	1,374	$78,973

Shares issued in connection with
reinvestment of distributions	95	5,224	129	7,406

	98	5,374	1,503	86,379

Shares repurchased	(3,102)	(174,836)	(135)	(7,767)

Net increase (decrease)	(3,004)	$(169,462)	1,368	$78,612

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS C	Shares	Amount	Shares	Amount

Shares sold	—	$ —	442	$ 25,000

Shares issued in connection with
reinvestment of distributions	2	70	16	901

	2	70	458	25,901

Shares repurchased	—	—	(458)	(26,476)

Net increase (decrease)	2	$70	—*	$ (575)

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS M	Shares	Amount	Shares	Amount

Shares sold	3,893	$220,070	300	$ 17,111

Shares issued in connection with
reinvestment of distributions	254	13,751	64	3,652

	4,147	233,821	364	20,763

Shares repurchased	(1)	(24)	(1,460)	(85,149)

Net increase (decrease)	4,146	$233,797	(1,096)	$(64,386)

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS R	Shares	Amount	Shares	Amount

Shares sold	969	$52,592	734	$ 42,531

Shares issued in connection with
reinvestment of distributions	110	6,031	63	3,617

	1,079	58,623	797	46,148

Shares repurchased	(3)	(154)	(239)	(13,765)

Net increase	1,076	$58,469	558	$ 32,383

	Six months ended 1/31/08:		Year ended 7/31/07:
CLASS Y	Shares	Amount	Shares	Amount

Shares sold	59,219	$ 3,251,808	87,305	$ 5,044,556

Shares issued in connection with
reinvestment of distributions	10,541	576,524	9,991	574,622

	69,760	3,828,332	97,296	5,619,178

Shares repurchased	(79,492)	(4,467,285)	(172,595)	(9,910,526)

Net decrease	(9,732)	$ (638,953)	(75,299)	$(4,291,348)

* Represents fractional shares.

At January 31, 2008, Putnam LLC and its affiliates owned the following shares of each fund:

		Percentage of	Value at
	Shares owned	shares outstanding	January 31, 2008

RetirementReady
2050 Fund class C	24	5.10%	$1,207
2050 Fund class M	24	3.70%	1,214
2045 Fund class C	2	0.50%	99
2045 Fund class M	17	61.30%	927
2040 Fund class C	24	4.90%	1,249
2040 Fund class M	2	0.60%	99
Maturity Fund class C	21	100.00%	1,100
Maturity Fund class M	21	0.50%	1,108

Note 5: Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

RetirementReady 2050 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$ —	$ —	$ —	$ —

Putnam Capital Opportunities Fund	1,089,730	1,653,829	10,528	1,309,939

Putnam Equity Income Fund	1,538,093	418,179	5,326	897,819

Putnam Fund for Growth and Income	1,259,900	4,048,928	21,589	893,799

Putnam International Equity Fund	1,517,322	5,010,808	38,311	1,093,507

Putnam International Growth and Income Fund	2,056,709	548,327	25,804	1,078,460

Putnam International New Opportunities Fund	1,875,760	585,470	20,694	1,081,037

Putnam Investors Fund	2,949,781	821,968	—	1,723,507

Putnam Mid Cap Value Fund	782,940	199,895	3,236	439,053

Putnam Vista Fund	695,649	201,749	—	409,080

Putnam Voyager Fund	1,311,632	3,558,065	—	1,718,775

Putnam Diversified Income Trust	—	—	—	—

Putnam High Yield Advantage Fund	378,960	126,340	7,947	235,958

Putnam Income Fund	205,624	620,448	12,343	241,133

Putnam Money Market Fund	79,306	123,814	3,436	110,474

Totals	$15,741,406	$17,917,820	$149,214	$11,232,541

Market values are shown for those securities affiliated at period end.

RetirementReady 2045 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$ —	$ —	$ —	$ —

Putnam Capital Opportunities Fund	1,606,994	3,407,060	20,852	2,555,026

Putnam Equity Income Fund	3,116,160	898,611	10,776	1,782,668

Putnam Fund for Growth and Income	1,732,820	8,336,966	45,398	1,796,659

Putnam International Equity Fund	2,078,304	10,320,796	78,715	2,213,517

Putnam International Growth and Income Fund	4,204,899	1,187,487	52,626	2,162,255

Putnam International New Opportunities Fund	3,835,863	1,263,189	42,205	2,167,979

Putnam Investors Fund	5,972,680	1,769,748	—	3,419,551

Putnam Mid Cap Value Fund	1,519,865	412,629	6,250	834,379

Putnam Vista Fund	1,350,124	414,917	—	778,065

Putnam Voyager Fund	1,722,461	7,354,389	—	3,407,859

Putnam Diversified Income Trust	341,175	126,383	4,629	207,674

Putnam High Yield Advantage Fund	781,000	272,962	16,146	474,948

Putnam Income Fund	296,116	1,226,142	27,918	557,460

Putnam Money Market Fund	310,366	319,520	9,520	340,159

Totals	$28,868,827	$37,310,799	$315,035	$22,698,199

Market values are shown for those securities affiliated at period end.

RetirementReady 2040 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$ —	$ —	$ —	$ —

Putnam Capital Opportunities Fund	2,044,608	4,194,321	28,164	3,304,714

Putnam Equity Income Fund	4,286,801	1,296,525	15,018	2,386,151

Putnam Fund for Growth and Income	2,214,260	10,739,642	60,803	2,372,958

Putnam International Equity Fund	2,549,197	12,953,637	103,853	2,796,678

Putnam International Growth and Income Fund	5,555,546	1,641,554	70,408	2,776,577

Putnam International New Opportunities Fund	5,061,802	1,741,752	56,449	2,783,660

Putnam Investors Fund	8,279,673	2,596,554	—	4,597,357

Putnam Mid Cap Value Fund	2,090,477	599,881	8,687	1,112,209

Putnam Vista Fund	1,851,706	599,881	—	1,036,487

Putnam Voyager Fund	2,178,608	9,339,101	—	4,582,433

Putnam Diversified Income Trust	1,581,829	610,069	21,628	938,925

Putnam High Yield Advantage Fund	1,272,380	463,839	26,455	754,498

Putnam Income Fund	627,484	3,005,684	62,746	1,152,326

Putnam Money Market Fund	353,096	1,023,323	28,069	803,299

Totals	$39,947,467	$50,805,763	$482,280	$31,398,272

Market values are shown for those securities affiliated at period end.

RetirementReady 2035 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$ —	$ —	$ —	$ —

Putnam Capital Opportunities Fund	2,996,819	5,813,709	41,624	4,955,054

Putnam Equity Income Fund	6,407,735	1,821,836	22,685	3,663,500

Putnam Fund for Growth and Income	3,333,864	15,806,156	91,469	3,627,350

Putnam International Equity Fund	3,648,946	18,539,273	148,080	4,052,470

Putnam International Growth and Income Fund	7,984,168	2,204,308	102,590	4,111,940

Putnam International New Opportunities Fund	7,262,931	2,348,797	82,255	4,122,495

Putnam Investors Fund	12,368,731	3,651,359	—	7,063,280

Putnam Mid Cap Value Fund	3,095,775	835,329	13,029	1,692,355

Putnam Vista Fund	2,737,609	835,328	—	1,576,711

Putnam Voyager Fund	3,233,206	13,540,596	—	7,039,950

Putnam Diversified Income Trust	3,861,524	1,412,896	53,975	2,365,876

Putnam High Yield Advantage Fund	2,900,529	999,197	61,638	1,775,081

Putnam Income Fund	1,429,676	7,479,044	143,646	2,505,727

Putnam Money Market Fund	683,890	2,172,436	54,033	1,557,881

Totals	$61,945,403	$77,460,264	$815,024	$50,109,670

Market values are shown for those securities affiliated at period end.

RetirementReady 2030 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$ —	$ —	$ —	$ —

Putnam Capital Opportunities Fund	3,364,491	6,211,743	49,774	6,195,213

Putnam Equity Income Fund	7,875,729	1,848,064	29,162	4,878,467

Putnam Fund for Growth and Income	3,882,685	18,304,387	114,078	4,930,156

Putnam International Equity Fund	4,231,632	20,319,337	200,330	5,685,894

Putnam International Growth and Income Fund	9,747,431	2,209,943	130,283	5,412,491

Putnam International New Opportunities Fund	8,790,404	2,343,402	104,317	5,426,712

Putnam Investors Fund	15,116,802	3,682,317	—	9,351,755

Putnam Mid Cap Value Fund	3,712,963	823,204	16,092	2,189,523

Putnam Vista Fund	3,267,350	823,204	—	2,039,463

Putnam Voyager Fund	3,611,769	15,199,729	—	9,320,248

Putnam Diversified Income Trust	7,270,987	2,262,112	104,738	4,844,554

Putnam High Yield Advantage Fund	4,973,726	1,439,291	109,507	3,309,097

Putnam Income Fund	2,190,459	11,245,090	244,162	4,721,941

Putnam Money Market Fund	1,113,933	4,098,680	98,055	2,815,844

Totals	$79,150,361	$90,810,503	$1,200,498	$71,121,358

Market values are shown for those securities affiliated at period end.

RetirementReady 2025 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$ —	$ —	$ —	$ —

Putnam Capital Opportunities Fund	3,716,013	7,326,824	58,582	7,263,739

Putnam Equity Income Fund	9,748,477	2,442,623	35,164	5,888,087

Putnam Fund for Growth and Income	4,361,260	22,821,345	139,950	5,837,675

Putnam International Equity Fund	4,220,666	24,913,524	206,193	5,850,469

Putnam International Growth and Income Fund	10,828,817	2,628,016	141,557	5,881,323

Putnam International New Opportunities Fund	9,743,280	2,735,638	113,479	5,896,697

Putnam Investors Fund	18,848,698	4,896,624	—	11,369,142

Putnam Mid Cap Value Fund	4,303,225	1,021,593	18,335	2,480,244

Putnam Vista Fund	3,797,751	1,020,651	—	2,311,183

Putnam Voyager Fund	3,878,341	18,728,571	—	11,330,287

Putnam Diversified Income Trust	12,007,906	3,894,796	172,894	7,842,467

Putnam High Yield Advantage Fund	7,091,544	2,146,901	155,287	4,624,715

Putnam Income Fund	3,244,208	16,949,434	411,494	8,211,411

Putnam Money Market Fund	1,784,782	6,692,214	183,458	5,244,745

Totals	$97,574,968	$118,218,754	$1,636,393	$90,032,184

Market values are shown for those securities affiliated at period end.

RetirementReady 2020 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$ 5,662,582	$ 1,868,970	$ 63,712	$ 3,569,033

Putnam Capital Opportunities Fund	3,911,981	7,546,397	67,957	7,666,023

Putnam Equity Income Fund	10,441,027	2,911,555	39,132	5,982,946

Putnam Fund for Growth and Income	4,293,074	25,426,362	153,417	5,860,776

Putnam International Equity Fund	2,825,823	20,108,994	151,579	3,925,629

Putnam International Growth and Income Fund	8,407,603	2,262,892	113,620	4,297,969

Putnam International New Opportunities Fund	7,480,679	2,286,460	90,968	4,307,799

Putnam Investors Fund	20,080,637	5,813,206	—	11,445,617

Putnam Mid Cap Value Fund	4,725,368	1,242,858	20,804	2,568,989

Putnam Vista Fund	4,149,640	1,242,858	—	2,390,169

Putnam Voyager Fund	3,610,773	21,235,858	—	11,417,907

Putnam Diversified Income Trust	18,251,131	6,405,433	269,929	11,436,075

Putnam High Yield Advantage Fund	8,301,848	2,727,355	184,500	5,191,896

Putnam Income Fund	4,538,203	30,097,364	662,900	11,997,999

Putnam Money Market Fund	2,532,024	8,841,683	287,198	8,496,504

Totals	$109,212,393	$140,018,245	$2,105,716	$100,555,331

Market values are shown for those securities affiliated at period end.

RetirementReady 2015 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$20,233,146	$ 5,066,691	$ 236,622	$ 14,342,560

Putnam Capital Opportunities Fund	3,190,068	5,599,422	53,790	6,805,756

Putnam Equity Income Fund	6,795,468	1,453,754	25,172	4,330,278

Putnam Fund for Growth and Income	3,239,671	18,139,640	109,448	4,602,692

Putnam International Equity Fund	1,764,605	8,758,806	98,987	2,884,940

Putnam International Growth and Income Fund	2,475,700	512,079	33,121	1,412,679

Putnam International New Opportunities Fund	2,197,658	512,079	26,532	1,416,239

Putnam Investors Fund	13,133,167	2,917,818	—	8,349,431

Putnam Mid Cap Value Fund	2,126,211	429,596	9,318	1,288,768

Putnam Vista Fund	1,868,648	429,640	—	1,199,153

Putnam Voyager Fund	2,514,632	15,209,010	—	8,323,272

Putnam Diversified Income Trust	23,555,973	6,393,088	356,403	16,588,046

Putnam High Yield Advantage Fund	7,383,019	1,839,990	169,338	5,189,898

Putnam Income Fund	5,041,510	36,479,232	725,071	13,185,405

Putnam Money Market Fund	3,514,850	15,114,779	431,993	12,455,170

Totals	$98,034,326	$118,855,624	$2,275,795	$102,374,287

Market values are shown for those securities affiliated at period end.

RetirementReady 2010 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$18,586,829	$ 5,184,122	$ 207,633	$12,671,059

Putnam Capital Opportunities Fund	1,776,112	1,435,084	20,965	2,635,149

Putnam Equity Income Fund	2,559,436	640,565	9,199	1,558,107

Putnam Fund for Growth and Income	1,073,630	6,929,257	31,163	973,195

Putnam International Equity Fund	661,315	589,409	35,675	1,024,311

Putnam International Growth and Income Fund	—	—	—	—

Putnam International New Opportunities Fund	—	—	—	—

Putnam Investors Fund	4,448,107	1,153,015	—	2,692,129

Putnam Mid Cap Value Fund	—	—	—	—

Putnam Vista Fund	—	—	—	—

Putnam Voyager Fund	1,243,693	5,707,110	—	2,684,494

Putnam Diversified Income Trust	15,947,549	4,772,997	231,776	10,802,984

Putnam High Yield Advantage Fund	3,865,304	1,073,488	85,034	2,614,401

Putnam Income Fund	3,720,202	26,769,484	387,487	5,647,187

Putnam Money Market Fund	3,694,533	13,066,431	325,223	9,129,154

Totals	$57,576,710	$67,320,962	$1,334,155	$52,432,170

Market values are shown for those securities affiliated at period end.

RetirementReady Maturity Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Income Strategies Fund	$13,779,756	$ 3,010,116	$159,097	$10,209,611

Putnam Capital Opportunities Fund	522,793	937,063	6,693	887,559

Putnam Equity Income Fund	2,977,156	586,159	10,816	1,962,343

Putnam Fund for Growth and Income	345,928	3,631,296	10,105	43

Putnam International Equity Fund	—	—	—	—

Putnam International Growth and Income Fund	—	—	—	—

Putnam International New Opportunities Fund	—	—	—	—

Putnam Investors Fund	1,439,029	293,504	—	944,743

Putnam Mid Cap Value Fund	—	—	—	—

Putnam Vista Fund	—	—	—	—

Putnam Voyager Fund	525,344	2,897,888	—	941,835

Putnam Diversified Income Trust	6,909,778	1,653,554	103,562	5,086,312

Putnam High Yield Advantage Fund	1,958,382	426,296	44,396	1,439,263

Putnam Income Fund	1,899,026	15,556,361	163,680	1,414,394

Putnam Money Market Fund	2,129,384	6,236,785	187,706	5,846,157

Totals	$32,486,576	$35,229,022	$686,055	$28,732,260

Market values are shown for those securities affiliated at period end.

Note 6: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from Putnam Management will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the Trust.

Note 7: New accounting pronouncement

In June 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken by a filer in the filer’s tax return. Upon adoption, the Interpretation did not have a material effect on the funds’ financial statements. However, the conclusions regarding the Interpretation may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analysis of tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (the “Standard”). The Standard defines fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The Standard applies to fair value measurements already required or permitted by existing standards. The Standard is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Putnam Management is currently evaluating what impact the adoption of the Standard will have on the funds’ financial statements.

Brokerage commissions
(Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. The RetirementReady Funds, however, invest in shares of other Putnam mutual funds, rather than in stocks and bonds. For that reason, the funds do not incur brokerage charges.

Putnam puts your interests first

In January 2004, Putnam began introducing a number of voluntary initiatives designed to reduce fund expenses, provide investors with more useful information, and help safeguard the interests of all Putnam investors. Visit www.putnam.com for details.

Cost-cutting initiatives

Ongoing expenses will be limited Through calendar 2008, total ongoing expenses, including management fees for all funds, will be maintained at or below the average of each fund’s industry peers in its Lipper load-fund universe. For more information, please see the Statement of Additional information.

Lower class B purchase limit To help ensure that investors are in the most cost-effective share class, the maximum amount that can be invested in class B shares has been reduced to $100,000. (Larger trades or accumulated amounts will be refused.)

Improved disclosure

Putnam fund prospectuses and shareholder reports have been revised to disclose additional information that will help shareholders compare funds and weigh their costs and risks along with their potential benefits. Shareholders will find easy-to-understand information about fund expense ratios, portfolio manager compensation, risk comparisons, turnover comparisons, brokerage commissions, and employee and trustee ownership of Putnam funds. Disclosure of breakpoint discounts has also been enhanced to alert investors to potential cost savings.

Protecting investors’ interests

Short-term trading fee introduced To discourage short-term trading, which can interfere with a fund’s long-term strategy, a 1% short-term trading fee may be imposed on any Putnam fund shares (other than money market funds) redeemed or exchanged within seven calendar days of purchase (for certain funds, this fee applies for 90 days).

Fund information

Founded over 70 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager	Officers	Francis J. McNamara, III
Putnam Investment	Charles E. Haldeman, Jr.	Vice President and
Management, LLC	President	Chief Legal Officer
One Post Office Square
Boston, MA 02109	Charles E. Porter	Robert R. Leveille
	Executive Vice President,	Vice President and
Marketing Services	Principal Executive Officer,	Chief Compliance Officer
Putnam Retail Management	Associate Treasurer and
One Post Office Square	Compliance Liaison	Mark C. Trenchard
Boston, MA 02109		Vice President and
	Jonathan S. Horwitz	BSA Compliance Officer
Custodian	Senior Vice President
State Street Bank and	and Treasurer	Judith Cohen
Trust Company		Vice President, Clerk and
	Steven D. Krichmar	Assistant Treasurer
Legal Counsel	Vice President and
Ropes & Gray LLP	Principal Financial Officer	Wanda M. McManus
Vice President, Senior Associate
Trustees	Janet C. Smith	Treasurer and Assistant Clerk
John A. Hill, Chairman	Vice President, Principal
Jameson Adkins Baxter,	Accounting Officer and	Nancy E. Florek
Vice Chairman	Assistant Treasurer	Vice President, Assistant Clerk,
Charles B. Curtis		Assistant Treasurer and
Robert J. Darretta	Susan G. Malloy	Proxy Manager
Myra R. Drucker	Vice President and
Charles E. Haldeman, Jr.	Assistant Treasurer
Paul L. Joskow
Elizabeth T. Kennan	Beth S. Mazor
Kenneth R. Leibler	Vice President
Robert E. Patterson
George Putnam, III	James P. Pappas
W. Thomas Stephens	Vice President
Richard B. Worley

This report is for the information of shareholders of Putnam RetirementReady Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit www.putnam.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

PUTNAM INVESTMENTS

One Post Office Square
Boston, Massachusetts 02109

www.putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Founded in 1937, Putnam Investments began with the principle that a balance between risk and reward is the mark of a well-rounded financial program. Today, we manage money with a focus on seeking consistent results over time. This balanced approach continues to underscore everything we do.

Forwarding Service Requested

Not FDIC Insured	May Lose Value	No Bank Guarantee

SA097 249774 3/08

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: March 31, 2008

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: March 31, 2008